UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 224-6312

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2011

Item 1. Reports to Stockholders.

Semiannual Report

March 31, 2011 (unaudited)

Long/short equity funds

Turner Market Neutral Fund

Turner Medical Sciences Long/Short Fund

Turner Spectrum Fund

Turner Titan Fund

U.S. growth equity funds

Turner All Cap Growth Fund
(formerly Turner New Enterprise Fund)

Turner Concentrated Growth Fund

Turner Emerging Growth Fund

Turner Large Growth Fund
(formerly Turner Core Growth Fund)

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Quantitative equity funds

Turner Quantitative Broad Market Equity Fund

Turner Quantitative Large Cap Value Fund

Global and international equity funds

Turner Global Opportunities Fund

Turner International Growth Fund
(formerly Turner International Core Growth Fund)

Core equity fund

Turner Small Cap Equity Fund

Contents

2	Letter to shareholders

5	Total returns of Turner Funds

9	Investment review: Turner Market Neutral Fund

10	Investment review: Turner Medical Sciences Long/Short Fund

11	Investment review: Turner Spectrum Fund

12	Investment review: Turner Titan Fund

13	Investment review: Turner All Cap Growth Fund (formerly Turner New Enterprise Fund)

14	Investment review: Turner Concentrated Growth Fund

15	Investment review: Turner Emerging Growth Fund

16	Investment review: Turner Large Growth Fund (formerly Turner Core Growth Fund)

17	Investment review: Turner Midcap Growth Fund

18	Investment review: Turner Small Cap Growth Fund

19	Investment review: Turner Quantitative Broad Market Equity Fund

20	Investment review: Turner Quantitative Large Cap Value Fund

21	Investment review: Turner Global Opportunities Fund

22	Investment review: Turner International Growth Fund (formerly Turner International Core Growth Fund)

23	Investment review: Turner Small Cap Equity Fund

24	Schedules of investments

64	Financial statements

88	Notes to financial statements

98	Board of Trustees considerations in approving the Advisory Agreements

100	Shareholder voting

101	Disclosure of fund expenses

Turner Funds

As of March 31, 2011, the Turner Funds offered a series of 15 mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $25,000 for the Turner Quantitative Large Cap Value Fund and $100,000 for the Turner Market Neutral Fund, Turner Medical Sciences Long/Short Fund, Turner Spectrum Fund and Turner Titan Fund) for regular accounts and $100,000 (with the exception of $10,000 for the Turner Quantitative Large Cap Value Fund) for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares and Class C Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investments, based in Berwyn, Pennsylvania, serves as the investment adviser for the Funds (other than the Turner Small Cap Equity Fund). Turner Investment Management LLC, a subsidiary of Turner Investments, serves as the investment adviser for the Turner Small Cap Equity Fund. Turner Investments, founded in 1990, manages more than $18 billion in stock investments as of March 31, 2011.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our website, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2011 SEMIANNUAL REPORT 1

LETTER TO SHAREHOLDERS

To our shareholders

Managing a stock mutual fund is not unlike being a golfer who makes a breakthrough on the professional tour. When a rising star distinguishes himself from the pack, golfing pundits say things like, "Well, it's no wonder — look at that upright swing of his." But when he inevitably goes through a rough stretch of performance, the pundits tend to change their tune and observe, "You know, that upright swing of his was just bound to bring him down to earth at some point."

Like a standout professional golfer's swing, the stock-investment processes that we — and other money managers — use aren't perfect. They don't work well all the time. And they often are perceived as only being as good as the most recent performance they have wrought. But the best investment processes, like the best pro golfers, do prove to perform well on balance.

Funds outperform

In managing our own eight U.S. and global/international growth funds and four long/short funds, we employ an investment process that prizes earnings, based on the premise that earnings drive stock prices. Happily, the past six months ended March 31, 2011, happened to be one of those times when our growth-investment process — the investing equivalent of a distinctive and skilled golf swing — worked well. All twelve of our growth and long/short funds in operation throughout the entire six-month period outperformed one or more of their benchmarks. And all three new long/short funds that opened on February 7 — the Turner Market Neutral Fund, the Turner Medical Sciences Long/Short Fund, and the Turner Titan Fund — also got off to good starts, beating one or more of their indexes.

Alas, our swing may not have seemed nearly as good when we most recently reported our funds' results, in the 2010 Turner Funds Annual Report last September. Then, during the 12-month period covered by that report, only four of our funds managed to beat par — their benchmarks.

Even so, we remained confident then that our growth-investment process was sound — that there was nothing fundamentally wrong with our swing. We reasoned that it would eventually lead to better performance.

And that's exactly what happened.

We stick with our processes

When our funds undergo spells of less-than-stellar performance, it's undoubtedly frustrating for shareholders — and for us as well, since our portfolio managers (and other Turner Investments employees) are shareholders in our funds, too.

But if there's anything we believe about stock investing, it's this: if you're convinced that your investment process is logical and well constructed, you shouldn't abandon it when it's generating adverse results. There's a natural tendency in investing to succumb to the temptation to alter an investment process out of desperation to do something — anything — to "cure" a spell of unfavorable performance. But that cure can be worse than the disease. In such a circumstance, we think it's prudent to stick with our investment processes and give them the time needed to pay off.

Of course, the key test for an investment process isn't how it performs in just six months, but its ability to generate outperformance and increase shareholders' wealth over time. And we say with a measure of pride that our funds have generally passed that test: all share classes in eight of the nine growth and long/short funds with records longer than 12 months have beaten one or more of their benchmarks since inception.

As for the investment results in the most recent six-month period, they were certainly helped by a strongly rising stock market. The market, as represented by the S&P 500 Index, gained 17.31%. In the wake of the 2000-2009 decade that we call the Terrible 2000s, the worst decade for stock investing in history, with an annualized 0.95% loss, the S&P 500 has been on a tear, rising almost 100% in the past two years — the second-fastest rise in history.

Bull corrected just once

On balance, this bull market has been uncommonly benign: it has suffered only one correction, i.e., a pullback of 10% or more. (Corrections have occurred about once annually since 1900.) The bull market's resilience has been such that it reminds us of those inflatable punching toys that snap back after being knocked down. With pop-up resilience, the market has kept its equilibrium after absorbing some solid whacks.

Those whacks included three crises late in the period. There was the nuclear crisis in Japan, when the Fukushima Daiichi nuclear station had a partial meltdown following an earthquake-induced tsunami, which resulted in a disruption of component supplies to manufacturers around the world. There was a new phase of the European debt crisis, when Portugal's government collapsed and pushed its credit rating lower, fanning winds of anxiety that a second major financial crisis in three years was in the offing. And there were civil uprisings in the Middle East, most notably in Libya and Egypt, which led to a decline in global oil production. But despite all these geo-economic downers, the market generated positive returns in all six months of the period.

2 TURNER FUNDS 2011 SEMIANNUAL REPORT

March 31, 2011

Total returns
Six-month period ended March 31, 2011
Long/short equity funds
Turner Market Neutral Fund, Investor Class (TMNFX)	3.30	%†
S&P 500 Index	1.48	†
Barclays Capital U.S. Aggregate Bond Index	1.34	†
Lipper Equity Market-Neutral Funds Average	0.79	†
Turner Medical Sciences Long/Short Fund, Investor Class (TMSFX)	2.60	†
S&P 500 Healthcare Index	2.86	†
Barclays Capital U.S. Aggregate Bond Index	1.34	†
Lipper Long/Short Equity Funds Average	0.70	†
Turner Spectrum Fund, Institutional Class (TSPEX)	9.24
S&P 500 Index	17.31
Barclays Capital U.S. Aggregate Bond Index	-0.88
Lipper Long/Short Equity Funds Average	7.88
Turner Titan Fund, Investor Class (TTLFX)	1.50	†
S&P 500 Index	1.48	†
Barclays Capital U.S. Aggregate Bond Index	1.34	†
Lipper Long/Short Equity Funds Average	0.70	†
U.S. growth equity funds
Turner All Cap Growth Fund (TBTBX)	34.99
NASDAQ Composite Index	17.41
Russell 3000® Growth Index	19.33
Turner Concentrated Growth Fund (TTOPX)	23.08
S&P 500 Index	17.31
Russell 1000® Growth Index	18.57
Turner Emerging Growth Fund, Investor Class (TMCGX)	33.51
Russell 2000® Growth Index	27.93
Turner Large Growth Fund, Institutional Class (TTMEX)	20.86
Russell 1000® Growth Index	18.57
Turner Midcap Growth Fund, Investor Class (TMGFX)	30.47
Russell Midcap® Growth Index	22.97
Turner Small Cap Growth Fund (TSCEX)	30.24
Russell 2000® Growth Index	27.93
Quantitative equity funds
Turner Quantitative Broad Market Equity Fund, Institutional Class (TBMEX)	19.29
Russell 3000® Index	18.71
S&P 500 Index	17.31
Turner Quantitative Large Cap Value Fund, Institutional Class (TLVFX)	16.21%
Russell 1000® Value Index	17.68
Global and international equity funds
Turner Global Opportunities Fund, Institutional Class (TGLBX)	23.26
MSCI World Growth Index	14.33
MSCI World Index	14.42
Turner International Growth Fund, Institutional Class (TICGX)	22.79
MSCI World ex-U.S. Growth Index	11.40
Core equity fund
Turner Small Cap Equity Fund, Investor Class (TSEIX)	29.07
Russell 2000® Index	25.48

†  Returns are from the fund's inception date: February 7, 2011.

(Please call 1.800.224.6312 or visit our website at www.turnerinvestments.com for the most recent month-end performance. For more details on the performance of each fund during the six-month period, see the Investment review beginning on page 9.)

Stocks look good to us

In our view, stocks have had a lot of things going for them in the past six months — and have a lot of things going for them in the near term that may help sustain this bull market. For example:

• Despite Japan's nuclear crisis, the European debt crisis, and unrest in the Middle East — plus the prospect that a key stock-market catalyst, the Federal Reserve's quantitative easing, may end soon — we estimate the global economy may grow more than 4% this year. That's more than a point higher than the global economy's average in the past two decades.

• Earnings for the S&P 500 Index companies should rise at least 10% this year and in the high single digits next year, in our estimation. And earnings for the first quarter should be the ninth in a series of better-than-expected quarterly results. We agree with this assessment of the state of earnings and the market by Bank of America Merrill Lynch: "Corporate profit growth remains solid, and valuations provide a significant cushion to absorb some worst-than-expected outcomes" for any crisis du jour that may surface.

• Mergers and acquisitions are picking up, with multi-billion-dollar deals announced recently in the telecommunications, semiconductor, e-commerce, and pharmaceutical industries, among others. The resources are certainly available for more M&A activity this year:

TURNER FUNDS 2011 SEMIANNUAL REPORT 3

LETTER TO SHAREHOLDERS (continued)

Lazard, an investment bank, estimates that corporations and private-equity firms hold nearly $2.4 trillion in cash.

• We think corporate capital spending should increase at a double-digit rate in both 2011 and 2012, outpacing economic growth by a factor of three. That should especially help technology and industrial companies, in our analysis.

Allocations shifting

• We believe the stock market should benefit from a continuing shift in investors' asset allocations from low-yielding money markets and bonds to stocks. U.S. and international stock funds took in a net $13 billion of new investment in February (the latest month for which data are available), on the heels of a $19.7 billion inflow in January, Citigroup Global Markets reported. In contrast, stock funds suffered outflows of $37.6 billion in 2010 and $9.1 billion in 2009.

• Finally, we think the market should benefit in 2011 from the third year of the presidential-election cycle, which has invariably been an up year for stocks. Since 1955 the S&P 500 Index has advanced an average of 18% in the third year of the cycle, with no losing years.

And we think the longer term outlook for stocks is encouraging as well. Two years ago, when the Terrible 2000s were at their most terrible, we said in the 2009 Turner Funds Semiannual Report that stocks offered superior return potential to investors with long time horizons. We noted: "We refuse to believe that the next 10 years for stocks will be as painfully disappointing as the last 10 years. That's because we as investors above all believe in probabilities, in making decisions that are the most likely to produce a constructive result. And based on the probabilities, we think this decade of dreadful performance by stocks is likely to be the exception that proves the rule."

Better returns ahead?

We still stand behind that statement today. The five- and 10-year returns on stocks as of March 31 remain below the norm: the S&P 500 Index is up an annualized 2.62% for the past five years and an annualized 3.29% for the past 10 years. So stock investors could continue to profit from the statistical phenomenon known as reversion to the mean — the tendency for worse-than-average performance to be followed by periods of above-average performance, and vice versa.

In our judgment, the lackluster stock-market results of the most recent five- and 10-year periods may be followed by sparkling results over the next five or 10 years. According to WisdomTree Asset Management, after the worst 10-year periods of performance dating back to 1871, stocks generated much better returns in all subsequent 10-year periods, with a level of inflation-adjusted results 2.32 percentage points above that of all other 10-year periods.

In closing, as a result of the strong performance of our stock funds recently and our optimism about the stock market's course, we think our own upright golf swing is in the groove and should deliver more good scores.

If nothing else, the market's exceptional rally over the past two years is a testament to the perils of trying to time the market — the practice of investing in stocks when the market's prospects appear favorable and getting out of stocks when the prospects seem poor. Indeed, because you as a Turner Funds shareholder have in your hands this report, chances are you're not a market timer and thus have benefited from the gains our funds have produced in the past six months or longer.

To our way of thinking, putting time on your side — five years, 10 years, 20 years, whatever — improves the odds that you will reap the wealth-building rewards that stocks can uniquely provide. As we see it, putting time on your side going forward should be rewarded with additional good results in the stock market and our funds.

Bob Turner

Chairman and Chief Investment Officer
Turner Investments

Past performance is no guarantee of future results. The views expressed are those of Turner Investments as of March 31, 2011, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

4 TURNER FUNDS 2011 SEMIANNUAL REPORT

PERFORMANCE

Total returns of the Turner Funds

Through March 31, 2011

Current performance may be lower or higher than the performance data quoted. Please call 1.800.224.6312 or visit our website at www.turnerinvestments.com for the most recent month-end performance information.

The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock-market performance. Investing in an index is not possible.

The holdings and sector weightings of the Funds are subject to change. Forward-earnings projections are not predictors of stock price or investment performance, and do not represent past performance. There is no guarantee that the forward-earnings projections will accurately predict the actual earnings experience of any of the companies involved, and there is no guarantee that owning securities of companies with relatively high price-to-earnings ratios will cause the portfolio to outperform its benchmark or index.

The Turner Funds are distributed by Foreside Fund Services, LLC, Portland, Maine. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in these Funds, can be obtained by calling 1.800.224.6312. Read the prospectus carefully before investing.

Fund name/Index	Six months	Year to date	One year	Three years	Five years	10 years	(Annualized*) Since inception	Total net assets ($mil)
Turner Market Neutral Fund — Institutional Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	3.40%	$3.35
Investor Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	3.30	0.07
Class C Shares	n/a	n/a	n/a	n/a	n/a	n/a	3.30	—
S&P 500 Index	n/a	n/a	n/a	n/a	n/a	n/a	1.48
Barclays Capital U.S. Aggregate Bond Index	n/a	n/a	n/a	n/a	n/a	n/a	1.34
Lipper Equity Market-Neutral Funds Average	n/a	n/a	n/a	n/a	n/a	n/a	0.79
Inception date: 2/7/11
Turner Medical Sciences Long/Short Fund — Institutional Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	2.60	2.25
Investor Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	2.60	2.49
Class C Shares	n/a	n/a	n/a	n/a	n/a	n/a	2.50	0.45
S&P 500 Healthcare Index	n/a	n/a	n/a	n/a	n/a	n/a	2.86
Barclays Capital U.S. Aggregate Bond Index	n/a	n/a	n/a	n/a	n/a	n/a	1.34
Lipper Long/Short Equity Average	n/a	n/a	n/a	n/a	n/a	n/a	0.70
Inception date: 2/7/11
Turner Spectrum Fund — Institutional Class Shares	9.24%	2.87%	6.87%	n/a	n/a	n/a	9.59	306.10
Investor Class Shares	9.09	2.89	6.62	n/a	n/a	n/a	9.30	96.84
Class C Shares(1)	8.68	2.64	5.81	n/a	n/a	n/a	9.87	8.78
S&P 500 Index	17.31	5.92	15.65	n/a	n/a	n/a	24.68
Barclays Capital U.S. Aggregate Bond Index	-0.88	0.42	5.12	n/a	n/a	n/a	6.46
Lipper Long/Short Equity Average	7.88	2.49	6.78	n/a	n/a	n/a	13.77
Inception date: 5/7/09

TURNER FUNDS 2011 SEMIANNUAL REPORT 5

PERFORMANCE (continued)

Fund name/Index	Six months	Year to date	One year	Three years	Five years	10 years	(Annualized*) Since inception	Total net assets ($mil)
Turner Titan Fund — Institutional Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	1.50%	$4.08
Investor Class Shares	n/a	n/a	n/a	n/a	n/a	n/a	1.50	0.07
Class C Shares	n/a	n/a	n/a	n/a	n/a	n/a	1.40	0.02
S&P 500 Index	n/a	n/a	n/a	n/a	n/a	n/a	1.48
Barclays Capital U.S. Aggregate Bond Index	n/a	n/a	n/a	n/a	n/a	n/a	1.34
Lipper Long/Short Equity Average	n/a	n/a	n/a	n/a	n/a	n/a	0.70
Inception date: 2/7/11
Turner All Cap Growth Fund(2)	34.99%	7.96%	38.34%	9.88%	5.52%	8.02%	-0.48	58.97
NASDAQ Composite Index	17.41	4.83	15.98	6.86	3.52	4.22	-3.25
Russell 3000® Growth Index	19.33	6.30	19.24	5.58	4.32	3.26	-1.86
Inception date: 6/30/00
Turner Concentrated Growth Fund	23.08	5.97	23.64	-0.55	-0.38	0.88	1.33	55.65
S&P 500 Index	17.31	5.92	15.65	2.35	2.62	3.29	1.51
Russell 1000® Growth Index	18.57	6.03	18.26	5.19	4.34	2.99	-0.06
Inception date: 6/30/99
Turner Emerging Growth Fund(2) — Institutional Class Shares(3)	33.64	11.28	31.75	n/a	n/a	n/a	37.65	375.78
Investor Class Shares	33.51	11.22	31.43	6.13	4.22	10.71	20.06	222.66
Russell 2000® Growth Index	27.93	9.24	31.04	10.16	4.34	6.44	3.93
Inception date: 2/27/98
Turner Large Growth Fund — Institutional Class Shares	20.86	6.97	16.77	0.87	1.72	3.67	2.64	544.16
Investor Class Shares(4)	20.78	6.92	16.56	0.61	1.48	n/a	3.45	115.17
Russell 1000® Growth Index	18.57	6.03	18.26	5.19	4.34	2.99	1.80
Inception date: 2/28/01
Turner Midcap Growth Fund(2) — Institutional Class Shares(5)	30.67	10.21	30.54	n/a	n/a	n/a	4.38	258.93
Investor Class Shares	30.47	10.14	30.21	7.13	4.86	6.09	11.48	955.15
Retirement Class Shares(6)	30.30	10.06	29.90	6.86	4.56	n/a	8.44	5.25
Russell Midcap® Growth Index	22.97	7.85	26.60	7.63	4.93	6.94	7.68
Inception date: 10/1/96
Turner Small Cap Growth Fund(2)	30.24	11.36	32.29	10.35	4.90	7.62	12.16	345.17
Russell 2000® Growth Index	27.93	9.24	31.04	10.16	4.34	6.44	6.29
Inception date: 2/7/94
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares	19.29	6.80	14.41	n/a	n/a	n/a	2.95	12.00
Investor Class Shares	19.24	6.70	14.10	n/a	n/a	n/a	2.72	0.03
Russell 3000® Index	18.71	6.38	17.41	n/a	n/a	n/a	4.38
S&P 500 Index	17.31	5.92	15.65	n/a	n/a	n/a	3.61
Inception date: 6/30/08

6 TURNER FUNDS 2011 SEMIANNUAL REPORT

PERFORMANCE (continued)

Fund name/Index	Six months	Year to date	One year	Three years	Five years	10 years	(Annualized*) Since inception	Total net assets ($mil)
Turner Quantitative Large Cap Value Fund — Institutional Class Shares	16.21%	6.25%	12.49%	-1.80%	0.79%	n/a	2.56%	$0.81
Investor Class Shares(7)	15.99	6.13	12.13	n/a	n/a	n/a	10.14	0.01
Russell 1000® Value Index	17.68	6.46	15.15	0.60	1.38	n/a	3.30
Inception date: 10/10/05
Turner Global Opportunities Fund — Institutional Class Shares	23.26	5.19	n/a	n/a	n/a	n/a	42.00	1.34
Investor Class Shares	23.13	5.12	n/a	n/a	n/a	n/a	41.60	0.71
MSCI World Growth Index	14.33	3.79	n/a	n/a	n/a	n/a	28.66
MSCI World Index	14.42	4.91	n/a	n/a	n/a	n/a	27.03
Inception date: 5/7/10
Turner International Growth Fund — Institutional Class Shares	22.79	4.47	28.24	1.76	n/a	n/a	4.61	6.37
Investor Class Shares(7)	22.67	4.47	27.99	n/a	n/a	n/a	30.46	0.51
MSCI World ex-U.S. Growth Index	11.40	2.66	14.16	-1.70	n/a	n/a	0.70
Inception date: 1/31/07
Turner Small Cap Equity Fund(2) — Institutional Class Shares(3)	29.26	11.34	31.63	n/a	n/a	n/a	33.02	—
Investor Class Shares	29.07	11.26	31.21	4.71	-0.16%	n/a	8.09	5.70
Russell 2000® Index	25.48	7.94	25.79	8.57	3.35	n/a	7.61
Inception date: 3/4/02

(1)  Commenced operations on July 14, 2009.

(2)  Investing in technology and science companies and small- and mid-capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.

(3)  Commenced operations on February 1, 2009.

(4)  Commenced operations on August 1, 2005.

(5)  Commenced operations on June 16, 2008.

(6)  Commenced operations on September 24, 2001.

(7)  Commenced operations on October 31, 2008.

*  Returns of less than one year are cumulative, and not annualized.

Amounts designated as "—" have been rounded to $0 ($mil)

TURNER FUNDS 2011 SEMIANNUAL REPORT 7

Expense Ratio†

	Gross expense ratio	Net expense ratio*
Turner Market Neutral Fund
Institutional Class Shares	2.13%	1.95%
Investor Class Shares	2.38%	2.20%
Class C Shares	3.13%	2.95%
Turner Medical Sciences Long/Short Fund
Institutional Class Shares	2.13%	1.95%
Investor Class Shares	2.38%	2.20%
Class C Shares	3.13%	2.95%
Turner Spectrum Fund
Institutional Class Shares	2.88%	1.95%
Investor Class Shares	3.15%	2.20%
Class C Shares	3.85%	2.95%
Turner Titan Fund
Institutional Class Shares	2.13%	1.95%
Investor Class Shares	2.38%	2.20%
Class C Shares	3.13%	2.95%
Turner All Cap Growth Fund
Investor Class Shares	2.15%	1.64%
Turner Concentrated Growth Fund
Investor Class Shares	1.94%	1.51%
Turner Emerging Growth Fund
Institutional Class Shares	1.30%	1.17%
Investor Class Shares	1.55%	1.42%
Turner Large Growth Fund
Institutional Class Shares	0.87%	0.69%
Investor Class Shares	1.12%	0.94%
	Gross expense ratio	Net expense ratio*
Turner Midcap Growth Fund
Institutional Class Shares	1.03%	0.93%
Investor Class Shares	1.28%	1.18%
Retirement Class Shares	1.53%	1.43%
Turner Small Cap Growth Fund
Investor Class Shares	1.52%	1.25%
Turner Quantitative Broad Market Equity Fund
Institutional Class Shares	2.29%	0.65%
Investor Class Shares	6.73%	0.90%
Turner Quantitative Large Cap Value Fund
Institutional Class Shares	12.61%	0.69%
Investor Class Shares	12.82%	0.94%
Turner Global Opportunities Fund
Institutional Class Shares	8.34%	1.11%
Investor Class Shares	8.59%	1.36%
Turner International Growth Fund
Institutional Class Shares	3.93%	1.10%
Investor Class Shares	4.18%	1.35%
Turner Small Cap Equity Fund
Institutional Class Shares	1.79%	1.20%
Investor Class Shares	2.04%	1.45%

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

*  Net expense ratio reflects contractual waivers of certain fees and/or expense reimbursements. Turner may discontinue this arrangement at any time after January 31, 2012.

8 TURNER FUNDS 2011 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Market Neutral Fund

Fund profile

March 31, 2011

■  Ticker symbol TMNFX

  Investor Class Shares

■  CUSIP #900297581

  Investor Class Shares

■  Top five holdings1

  (1) Martin Marietta Materials

  (2) Arch Capital Group

  (3) ACE

  (4) Ensco SP ADR

  (5) Salesforce.com

■  % in five largest holdings 23.4%2

■  Number of holdings 711

■  Price/earnings ratio 31.9

■  Weighted average market capitalization $25.39 billion

■  % of holdings with positive earnings surprises 65.7%

■  % of holdings with negative earnings surprises 32.9%

■  Net assets $0.1 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Market Neutral Fund,
Investor Class Shares:
February 7, 2011-March 31, 20113,4

Cumulative total returns (Period ended March 31, 2011)

Since inception[4]
Turner Market Neutral Fund, Institutional Class Shares[5]	3.40%
Turner Market Neutral Fund, Investor Class Shares[5]	3.30%
Turner Market Neutral Fund, Class C Shares[5]	3.30%
S&P 500 Index[6]	1.48%
Barclays Capital U.S. Aggregate Bond Index[7]	1.34%
Lipper Equity Market-Neutral Funds Average[8]	0.79%

Sector weightings2:

Manager's discussion and analysis

Generally good stock selection helped the Turner Market Neutral Fund, Investor Class Shares (TMNFX) to get off to a good start in its first two months of operation. After opening on February 7, the fund gained 3.30%, beating the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Lipper Equity Market-Neutral Funds Average. The fund seeks to generate returns that have historically been associated with stocks, with relatively low volatility and a correlation unlike that of the broad market.

Six of the seven sectors in which the fund was invested contributed extra return. The information-technology and financials sectors added the most extra return. In those sectors, long and short positions in semiconductor, data-networking, wireless-communications, banking, insurance, and investment-management shares generated favorable relative results. The prime deflator of performance was the energy sector. In that sector, long and short positions in energy-production, natural-gas, and energy-services shares recorded the poorest relative performance.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Market Neutral Fund was February 7, 2011. Cumulative returns, not annualized.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

7  The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

8  The Lipper Equity Market-Neutral Funds Average represents the average annualized total return for all reporting funds in the Lipper Equity Market-Neutral Fund category.

TURNER FUNDS 2011 SEMIANNUAL REPORT 9

INVESTMENT REVIEW

Turner Medical Sciences Long/Short Fund

Fund profile

March 31, 2011

■  Ticker symbol TMSFX

  Investor Class Shares

■  CUSIP #900297557

  Investor Class Shares

■  Top five holdings1

  (1) Allergan

  (2) Watson Pharmaceuticals International

  (3) Jazz Pharmaceuticals

  (4) Pfizer

  (5) HCA Holdings

■  % in five largest holdings 11.8%2

■  Number of holdings 621

■  Price/earnings ratio 13.6

■  Weighted average market capitalization $34.45 billion

■  % of holdings with positive earnings surprises 54.1%

■  % of holdings with negative earnings surprises 36.1%

■  Net assets $2 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Medical Sciences Long/Short Fund,
Investor Class Shares:
February 7, 2011-March 31, 20113,4

Cumulative total returns (Period ended March 31, 2011)

Since inception[4]
Turner Medical Sciences Long/Short Fund, Institutional Class Shares[5]	2.60%
Turner Medical Sciences Long/Short Fund, Investor Class Shares[5]	2.60%
Turner Medical Sciences Long/Short Fund, Class C Shares[5]	2.50%
S&P 500 Healthcare Index[6]	2.86%
Barclays Capital U.S. Aggregate Bond Index[7]	1.34%
Lipper Long/Short Equity Funds Average[8]	0.70%

Sector weightings2:

Manager's discussion and analysis

The Turner Medical Sciences Long/Short Fund, Investor Class Shares (TMSFX) got off to a good start in its first two months of operation. Opening on February 7, the fund went on to gain 2.60% through March 31 to outperform the Lipper Long/Short Equity Funds Average and the Barclays Capital U.S. Aggregate Bond Index, but it slightly trailed the S&P 500 Healthcare Index. The fund seeks to capture alpha (the estimated amount of risk-adjusted excess return expected from an investment's fundamentals), reduce volatility, and preserve capital in declining markets.

In the fund's long and short positions, stocks in three health-care industries — biotechnology, specialty pharmaceutical, and health care services — produced the greatest extra return. The main detractors were long and short positions in the stocks of medical-device companies.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Medical Sciences Long/Short Fund was February 7, 2011. Cumulative returns, not annualized.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Healthcare Index is an unmanaged index which includes the stocks in the health care sector of the S&P 500 Index.

7  The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

8  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

10 TURNER FUNDS 2011 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Spectrum Fund

Fund profile

March 31, 2011

■  Ticker symbol TSPEX

  Institutional Class Shares

■  CUSIP #900297664

  Institutional Class Shares

■  Top five holdings1

  (1) HCA Holdings

  (2) Google, Cl A

  (3) Cubist Pharmaceuticals

  (4) Citigroup

  (5) CF Industries Holdings

■  % in five largest holdings 5.3%2

■  Number of holdings 5171

■  Price/earnings ratio 17.6

■  Weighted average market capitalization $17.16 billion

■  % of holdings with positive earnings surprises 54.0%

■  % of holdings with negative earnings surprises 24.2%

■  Net assets $306 million, Institutional Class Shares

Growth of a $100,000 investment in the
Turner Spectrum Fund, Institutional Class Shares:
May 7, 2009-March 31, 20113,4

Average annual total returns (Periods ended March 31, 2011)

	Six months (not annualized)	One year	Since inception
Turner Spectrum Fund, Institutional Class Shares[5]	9.24%	6.87%	9.59%[4]
Turner Spectrum Fund, Investor Class Shares[5]	9.09%	6.62%	9.30%[4]
Turner Spectrum Fund, Class C Shares[5]	8.68%	5.81%	9.87%[6]
S&P 500 Index[7]	17.31%	15.65%	24.68%[4]
Barclays Capital U.S. Aggregate Bond Index[8]	-0.88%	5.12%	6.46%[4]
Lipper Long/Short Equity Average[9]	7.88%	6.78%	13.77%[4]

Sector weightings2:

Manager's discussion and analysis

In the six-month period ended March 31, the Turner Spectrum Fund, Institutional Class Shares (TSPEX) produced a 9.24% gain. That return underperformed the S&P 500 Index but outperformed the Barclays Capital U.S. Aggregate Bond Index and the Lipper Long/Short Equity Funds Average. The fund seeks to generate returns that have historically been associated with stocks, with relatively low volatility and a correlation unlike that of the broad market.

Overall, seven of the 10 sectors in which the fund held positions contributed extra return, with the health-care and information-technology sectors making the greatest contributions. In those sectors, long and short positions in drug, medical-device, medical-distribution, data-networking, semiconductor, and wireless-communications shares generated the best relative results. Detracting most from long and short results were holdings in the energy sector. In that sector, energy-production, natural-gas, and energy-services shares performed unsatisfactorily. The fund kept a modest net long exposure, mainly in U.S. stocks.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Spectrum Fund (Institutional Class Shares and Investor Class Shares) was May 7, 2009. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Spectrum Fund (Class C Shares) was July 14, 2009.

7  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

8  The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

9  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

Cl — Class

TURNER FUNDS 2011 SEMIANNUAL REPORT 11

INVESTMENT REVIEW

Turner Titan Fund

Fund profile

March 31, 2011

■  Ticker symbol TTLFX

  Investor Class Shares

■  CUSIP #900297524

  Investor Class Shares

■  Top five holdings1

  (1) Marathon Oil

  (2) Parker Hannifin

  (3) Check Point Software Technologies

  (4) Las Vegas Sands

  (5) Viacom, Cl B

■  % in five largest holdings 12.6%2

■  Number of holdings 1101

■  Price/earnings ratio 15.7

■  Weighted average market capitalization $50.33 billion

■  % of holdings with positive earnings surprises 79.0%

■  % of holdings with negative earnings surprises 24.0%

■  Net assets $0.1 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Titan Fund, Investor Class Shares:
February 7, 2011-March 31, 20113,4

Cumulative total returns (Period ended March 31, 2011)

Since inception[4]
Turner Titan Fund, Institutional Class Shares[5]	1.50%
Turner Titan Fund, Investor Class Shares[5]	1.50%
Turner Titan Fund, Class C Shares[5]	1.40%
S&P 500 Index[6]	1.48%
Barclays Capital U.S. Aggregate Bond Index[7]	1.34%
Lipper Long/Short Equity Funds Average[8]	0.70%

Sector weightings2:

Manager's discussion and analysis

In its first two months of operation, the Turner Titan Fund, Investor Class Shares (TTLFX) produced a 1.50% gain. That return outperformed the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Lipper Long/Short Equity Funds Average. The fund seeks to generate returns that have historically been associated with stocks, with relatively low volatility and a correlation unlike that of the broad market.

Overall, six of the eight sectors in which the fund was invested made positive contributions to performance. Information-technology and financials holdings, in their long and short positions, contributed the most extra return. In those two sectors, semiconductor, data-networking, wireless-communications, insurance, investment-management, and investment-bank shares were among the winners. Detracting most from results were long and short holdings in the consumer-discretionary sector. In that sector, gaming, entertainment, e-commerce, and Internet-search shares performed unsatisfactorily.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Titan Fund was February 7, 2011. Cumulative returns, not annualized.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

7  The Barclays Capital U.S. Aggregate Bond Index (prior to November 2008, the Index was known as the "Lehman Brothers U.S. Aggregate Bond Index") represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

8  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

Cl — Class

12 TURNER FUNDS 2011 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner All Cap Growth Fund
(formerly Turner New Enterprise Fund)

Fund profile

March 31, 2011

■  Ticker symbol TBTBX

■  CUSIP #87252R797

■  Top five holdings1

  (1) Apple

  (2) Las Vegas Sands

  (3) TIBCO Software

  (4) Concho Resources

  (5) Alexion Pharmaceuticals

■  % in five largest holdings 17.4%2

■  Number of holdings 361

■  Price/earnings ratio 19.7

■  Weighted average market capitalization $23.09 billion

■  % of holdings with positive earnings surprises 82.9%

■  % of holdings with negative earnings surprises 17.1%

■  Net assets $59 million

Growth of a $10,000 investment in the
Turner All Cap Growth Fund:
September 30, 2000-March 31, 20113

Average annual total returns (Periods ended March 31, 2011)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner All Cap Growth Fund[4]	34.99%	38.34%	9.88%	5.52%	8.02%	-0.48%
NASDAQ Composite Index[5]	17.41%	15.98%	6.86%	3.52%	4.22%	-3.25%
Russell 3000® Growth Index[6]	19.33%	19.24%	5.58%	4.32%	3.26%	-1.86%

Sector weightings2:

Manager's discussion and analysis

Strong stock selection led to a substantial margin of outperformance for the Turner All Cap Growth Fund (TBTBX), formerly the Turner New Enterprise Fund, in the six months ended March 31. The fund gained 34.99%, beating the NASDAQ Composite Index return of 17.41% by 17.58 percentage points. The fund's gain was the biggest of any of our funds.

Altogether, eight of the fund's nine sector positions produced good relative returns. The information-technology, energy, consumer-staples, and materials sectors, which accounted for 54% of the fund's holdings, performed best. Winners here included data-networking, energy-services, supermarket, and metals shares. The lone sector that impaired performance was financials, a 9% weighting. Stocks in that sector producing unfavorable relative returns included securities-exchange, investment-management, and insurance shares.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner All Cap Growth Fund, formerly the Turner New Enterprise Fund, was June 30, 2000.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The NASDAQ Composite Index includes the more than 5,000 domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The index is market-value weighted. This means that each company's security affects the index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the index. Because it is so broad-based, the Index is one of the most widely followed and quoted major market indices.

6  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® companies with higher price-to-book ratios and higher forecasted growth values.

7  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

TURNER FUNDS 2011 SEMIANNUAL REPORT 13

INVESTMENT REVIEW

Turner Concentrated Growth Fund

Fund profile

March 31, 2011

■  Ticker symbol TTOPX

■  CUSIP #87252R862

■  Top five holdings1

  (1) Apple

  (2) Las Vegas Sands

  (3) Salesforce.com

  (4) Google, Cl A

  (5) Acme Packet

■  % in five largest holdings 25.4%2

■  Number of holdings 241

■  Price/earnings ratio 20.6

■  Weighted average market capitalization $50.55 billion

■  % of holdings with positive earnings surprises 73.9%

■  % of holdings with negative earnings surprises 26.1%

■  Net assets $56 million

Growth of a $10,000 investment in the
Turner Concentrated Growth Fund:
September 30, 2000-March 31, 20113

Average annual total returns (Periods ended March 31, 2011)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner Concentrated Growth Fund[4]	23.08%	23.64%	-0.55%	-0.38%	0.88%	1.33%
S&P 500 Index[5]	17.31%	15.65%	2.35%	2.62%	3.29%	1.51%
Russell 1000® Growth Index[6]	18.57%	18.26%	5.19%	4.34%	2.99%	-0.06%

Sector weightings2:

Manager's discussion and analysis

Good results in three major sectors enhanced the performance of the Turner Concentrated Growth Fund (TTOPX) in the six-month period ended March 31. The fund rose 23.08%, outperforming the S&P 500 Index and the Russell 1000® Growth Index returns of 17.31% and 18.57% by 5.77 and 4.51 percentage points, respectively.

About 57% of the fund's holdings were concentrated in three sectors, information technology, consumer discretionary, and materials, whose returns added the most value to performance. In those sectors, semiconductor, data-networking, food-processing, gaming, and metals stocks performed well. Altogether, six of seven sector positions added extra return. The health-care sector, an 8% weighting, was the only detractor from performance, with health-services and medical-equipment shares recording lagging returns.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Concentrated Growth Fund was June 30, 1999.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

6  The Russell 1000® Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.

7  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Cl — Class

14 TURNER FUNDS 2011 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Emerging Growth Fund

Fund profile

March 31, 2011

■  Ticker symbol TMCGX

  Investor Class Shares

■  CUSIP #872524301

  Investor Class Shares

■  Top five holdings1

  (1) Deckers Outdoor

  (2) Ariba

  (3) AMERIGROUP

  (4) Huntsman

  (5) Hypercom

■  % in five largest holdings 10.5%2

■  Number of holdings 1211

■  Price/earnings ratio 20.1

■  Weighted average market capitalization $1.89 billion

■  % of holdings with positive earnings surprises 61.7%

■  % of holdings with negative earnings surprises 31.7%

■  Net assets $223 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Emerging Growth Fund, Investor Class Shares:
September 30, 2000-March 31, 20113,4

Average annual total returns (Periods ended March 31, 2011)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner Emerging Growth Fund, Institutional Class Shares[5]	33.64%	31.75%	—	—	—	37.65%[6]
Turner Emerging Growth Fund, Investor Class Shares[5]	33.51%	31.43%	6.13%	4.22%	10.71%	20.06%[4]
Russell 2000® Growth Index[7]	27.93%	31.04%	10.16%	4.34%	6.44%	3.93%[4]

Sector weightings2:

Manager's discussion and analysis

Ample outperformance in most sectors helped the Turner Emerging Growth Fund, Investor Class Shares (TMCGX) to produce favorable results in the six-month period ended March 31. The fund rose 33.51%, a return that beat the 27.93% advance by its benchmark, the Russell 2000® Growth Index, by 5.58 percentage points.

Six of the fund's 10 sector positions outperformed their corresponding index sectors. Outperforming the most were health-care, consumer-discretionary, energy, and materials stocks, which represented 47% of all holdings. In those sectors, medical-equipment, health-services, retailing, energy-services, and metals shares did relatively well. The primary detractor from results was the fund's financials position, a 2% weighting. Underperformers here included insurance and diversified financial stocks.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  The inception date of the Turner Emerging Growth Fund (Investor Class Shares) was February 27, 1998. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Emerging Growth Fund (Institutional Class Shares) was February 1, 2009.

7  The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

8  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

TURNER FUNDS 2011 SEMIANNUAL REPORT 15

INVESTMENT REVIEW

Turner Large Growth Fund
(formerly Turner Core Growth Fund)

Fund profile

March 31, 2011

■  Ticker symbol TTMEX

  Institutional Class Shares

■  CUSIP #900297847

  Institutional Class Shares

■  Top five holdings1

  (1) Apple

  (2) Google, Cl A

  (3) Oracle

  (4) Schlumberger

  (5) QUALCOMM

■  % in five largest holdings 19.6%2

■  Number of holdings 761

■  Price/earnings ratio 18.2

■  Weighted average market capitalization $58.24 billion

■  % of holdings with positive earnings surprises 84.0%

■  % of holdings with negative earnings surprises 16.0%

■  Net assets $544 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Large Growth Fund, Institutional Class Shares:
February 28, 2001-March 31, 20113,4

Average annual total returns (Periods ended March 31, 2011)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner Large Growth Fund, Institutional Class Shares[5]	20.86%	16.77%	0.87%	1.72%	3.67%	2.64%[4]
Turner Large Growth Fund, Investor Class Shares[5]	20.78%	16.56%	0.61%	1.48%	—	3.45%[6]
Russell 1000® Growth Index[7]	18.57%	18.26%	5.19%	4.34%	2.99%	1.80%[4]

Sector weightings2:

Manager's discussion and analysis

In the six-month period ended March 31, good stock picking fueled the performance of the Turner Large Growth Fund, Institutional Class Shares (TTMEX), formerly the Turner Core Growth Fund. As a result the fund advanced 20.86%, which outpaced the Russell 1000® Growth Index return of 18.57% by 2.29 percentage points.

Six of the fund's nine sector positions beat their corresponding index sectors. Providing the most extra return were information-technology, industrials, and consumer-discretionary shares, which accounted for 62% of holdings. Semiconductor, data-networking, industrial-equipment, automotive, gaming, and e-commerce stocks performed especially well. Financials stocks, a 6% weighting, were the greatest detriment to performance; diversified financial, insurance, and investment-management stocks were notable laggards.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. On February 25, 2005, the Constellation TIP Core Growth Fund reorganized into the Turner Large Growth Fund, formerly the Turner Core Growth Fund. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  The inception date of the Turner Large Growth Fund (Institutional Class Shares) was February 28, 2001. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Large Growth Fund (Investor Class Shares) was August 1, 2005.

7  The Russell 1000® Growth Index measures the performance of those Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.

8  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Cl — Class

Amounts designated as "—" are not applicable.

16 TURNER FUNDS 2011 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Midcap Growth Fund

Fund profile

March 31, 2011

■  Ticker symbol TMGFX

  Investor Class Shares

■  CUSIP #900297409

  Investor Class Shares

■  Top five holdings1

  (1) Salesforce.com

  (2) Joy Global

  (3) Varian Semiconductor Equipment Associates

  (4) Cummins

  (5) Green Mountain Coffee Roasters

■  % in five largest holdings 9.0%2

■  Number of holdings 1001

■  Price/earnings ratio 18.7

■  Weighted average market capitalization $9.71 billion

■  % of holdings with positive earnings surprises 80.8%

■  % of holdings with negative earnings surprises 19.2%

■  Net assets $955 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Midcap Growth Fund, Investor Class Shares:
September 30, 2000-March 31, 20113,4

Average annual total returns (Periods ended March 31, 2011)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner Midcap Growth Fund, Institutional Class Shares[5]	30.67%	30.54%	—	—	—	4.38%[6]
Turner Midcap Growth Fund, Investor Class Shares[5]	30.47%	30.21%	7.13%	4.86%	6.09%	11.48%[4]
Turner Midcap Growth Fund, Retirement Class Shares[5]	30.30%	29.90%	6.86%	4.56%	—	8.44%[7]
Russell Midcap® Growth Index[8]	22.97%	26.60%	7.63%	4.93%	6.94%	7.68%[4]

Sector weightings2:

Manager's discussion and analysis

Reflecting the strong performance of smaller stocks, the Turner Midcap Growth Fund, Investor Class Shares (TMGFX) gained 30.47% in the six-month period ended March 31. The fund outperformed the Russell Midcap® Growth Index return of 22.97% by a substantial margin — 7.50 percentage points.

Stock selection was excellent: superior relative returns in nine of 10 sectors added value to the fund's results. Adding the most value were the information-technology, materials, and consumer-staples sectors, a 35% weighting. Semiconductor, data-networking, software, metals, mining, coffee-roasting, and supermarket stocks were notable contributors. A 1% position in utilities stocks, especially in the telecommunications industry, was the sole detractor from performance.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Retirement Class Shares will differ due to differences in fees.

4  The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Midcap Growth Fund (Institutional Class Shares) was June 16, 2008.

7  The inception date of the Turner Midcap Growth Fund (Retirement Class Shares) was September 24, 2001.

8  The Russell Midcap® Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.

9  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

TURNER FUNDS 2011 SEMIANNUAL REPORT 17

INVESTMENT REVIEW

Turner Small Cap Growth Fund

Fund profile

March 31, 2011

■  Ticker symbol TSCEX

■  CUSIP #900297300

■  Top five holdings1

  (1) TIBCO Software

  (2) Cooper

  (3) Sotheby's

  (4) HealthSouth

  (5) Genesee & Wyoming, Cl A

■  % in five largest holdings 5.5%2

■  Number of holdings 1381

■  Price/earnings ratio 21.7

■  Weighted average market capitalization $2.10 billion

■  % of holdings with positive earnings surprises 67.2%

■  % of holdings with negative earnings surprises 29.9%

■  Net assets $345 million

Growth of a $10,000 investment in the
Turner Small Cap Growth Fund:
September 30, 2000-March 31, 20113

Average annual total returns (Periods ended March 31, 2011)

	Six months (not annualized)	One year	Three years	Five years	10 years	Since inception
Turner Small Cap Growth Fund[4]	30.24%	32.29%	10.35%	4.90%	7.62%	12.16%
Russell 2000® Growth Index[5]	27.93%	31.04%	10.16%	4.34%	6.44%	6.29%

Sector weightings2:

Manager's discussion and analysis

Good stock selection, especially in the larger market sectors, and strong performance by small-cap stocks propelled the Turner Small Cap Growth Fund (TSCEX) to a 30.24% return in the six-month period ended March 31. The fund's results represented a margin of outperformance of 2.31 percentage points over the index, the Russell 2000® Growth Index, which gained 27.93%.

Seven of the fund's nine sector positions beat their index-sector counterparts. The fund's consumer-discretionary, information-technology, and health-care stocks, a 53% weighting, performed best in relative terms. Winners included cosmetics, mattress, electrical-supply, restaurant, photographic-services, digital-networking, wireless-communications, semiconductor, software, information-systems, health-benefits, vision-care, and drug-services stocks. A 5% position in financials stocks, particularly investment-bank, investment-management, and securities-trading services shares, were a drag on performance.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

6  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Cl — Class

18 TURNER FUNDS 2011 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Quantitative Broad Market Equity Fund

Fund profile

March 31, 2011

■  Ticker symbol TBMEX

  Institutional Class Shares

■  CUSIP #900297730

  Institutional Class Shares

■  Top five holdings1

  (1) Apple

  (2) General Electric

  (3) International Business Machines

  (4) Williams

  (5) Caterpillar

■  % in five largest holdings 9.5%2

■  Number of holdings 1091

■  Price/earnings ratio 14.7

■  Weighted average market capitalization $69.75 billion

■  % of holdings with positive earnings surprises 82.4%

■  % of holdings with negative earnings surprises 16.7%

■  Net assets $12 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Quantitative Broad Market Equity Fund,
Institutional Class Shares:
June 30, 2008-March 31, 20113

Average annual total returns (Periods ended March 31, 2011)

	Six months (not annualized)	One year	Since inception
Turner Quantitative Broad Market Equity Fund, Institutional Class Shares[4]	19.29%	14.41%	2.95%
Turner Quantitative Broad Market Equity Fund, Investor Class Shares[4]	19.24%	14.10%	2.72%
Russell 3000® Index[5]	18.71%	17.41%	4.38%
S&P 500 Index[6]	17.31%	15.65%	3.61%

Sector weightings2:

Manager's discussion and analysis

In the six-month period ended March 31, the Turner Quantitative Broad Market Equity Fund, Institutional Class Shares (TBMEX) rose 19.29%. That return was good enough to outdistance the Russell 3000® Index and the S&P 500 Index by 0.58 and 1.98 percentage points, respectively.

The fund's proprietary quantitative model selected stocks that did well in relative terms in seven of the 10 market sectors. Utilities and industrials stocks, a 14% weighting, enhanced performance to the greatest degree. Winners here included telecommunications, electric-utility, industrial-equipment, and heavy-equipment shares. Hurting results the most were energy and consumer-staples stocks, which represented 18% of the portfolio; energy-exploration, energy-services, convenience-store, and food-processing stocks were among the detractors.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Quantitative Broad Market Equity Fund was June 30, 2008. Performance of the Institutional and Investor Class Shares will differ due to the difference in fees.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The Russell 3000® Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 3000 stocks that reflect the overall equity market's performance.

6  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

TURNER FUNDS 2011 SEMIANNUAL REPORT 19

INVESTMENT REVIEW

Turner Quantitative Large Cap Value Fund

Fund profile

March 31, 2011

■  Ticker symbol TLVFX

  Institutional Class Shares

■  CUSIP #900297821

  Institutional Class Shares

■  Top five holdings1

  (1) AT&T

  (2) JPMorgan Chase

  (3) Berkshire Hathaway, Cl B

  (4) Verizon Communications

  (5) Chevron

■  % in five largest holdings 13.8%2

■  Number of holdings 851

■  Price/earnings ratio 13.1

■  Weighted average market capitalization $62.47 billion

■  % of holdings with positive earnings surprises 72.6%

■  % of holdings with negative earnings surprises 23.8%

■  Net assets $0.8 million, Institutional Class Shares

Growth of a $25,000 investment in the
Turner Quantitative Large Cap Value Fund,
Institutional Class Shares:
October 10, 2005-March 31, 20113,4

Average annual total returns (Periods ended March 31, 2011)

	Six months (not annualized)	One year	Three years	Five years	Since inception
Turner Quantitative Large Cap Value Fund, Institutional Class Shares[5]	16.21%	12.49%	-1.80%	0.79%	2.56%[4]
Turner Quantitative Large Cap Value Fund, Investor Class Shares[5]	15.99%	12.13%	—	—	10.14%[6]
Russell 1000® Value Index[6]	17.68%	15.15%	0.60%	1.38%	3.30%[4]

Sector weightings2:

Manager's discussion and analysis

In the six-month period ended March 31, the Turner Quantitative Large Cap Value Fund, Institutional Class Shares (TLVFX) climbed 16.21%. That return trailed the Russell 1000® Value Index's 17.68% gain by 1.47 percentage points.

The fund's proprietary quantitative model selected stocks that did relatively well in three of the 10 market sectors: health care, consumer staples, and industrials, a 29% weighting. The best performers in those sectors included medical-equipment, health-services, beverage, and industrial-equipment shares. Utilities, energy, and consumer-discretionary holdings, representing 29% of the portfolio, impaired results the most; electric-utility, telecommunications, petroleum, natural-gas, energy-services, e-commerce, apparel, and automotive stocks were among the detractors.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to the difference in fees.

4  The inception date of the Turner Quantitative Large Cap Value Fund (Institutional Class Shares) was October 10, 2005. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Quantitative Large Cap Value Fund (Investor Class Shares) was October 31, 2008.

6  The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Cl — Class

Amounts designated as "—" are not applicable.

20 TURNER FUNDS 2011 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Global Opportunities Fund

Fund profile

March 31, 2011

■  Ticker symbol TGLBX

  Institutional Class Shares

■  CUSIP #900297623

  Institutional Class Shares

■  Top five holdings1

  (1) Apple

  (2) Valeant Pharmaceuticals International

  (3) Las Vegas Sands

  (4) ASML Holding, NY Shares

  (5) Walter Energy

■  % in five largest holdings 23.7%2

■  Number of holdings 301

■  Price/earnings ratio 20.0

■  Weighted average market capitalization $47.58 billion

■  % of holdings with positive earnings surprises 69.0%

■  % of holdings with negative earnings surprises 13.8%

■  Net assets $1 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Global Opportunities Fund,
Institutional Class Shares:
May 7, 2010-March 31, 20113

Cumulative total returns (Periods ended March 31, 2011)

	Six months (not annualized)	Since inception[4]
Turner Global Opportunities Fund, Institutional Class Shares[5]	23.26%	42.00%
Turner Global Opportunities Fund, Investor Class Shares[5]	23.13%	41.60%
MSCI World Growth Index[6]	14.33%	28.66%
MSCI World Index[7]	14.42%	27.03%

Sector weightings2:

Manager's discussion and analysis

Exceptionally strong performance in two sectors was enough to provide the Turner Global Opportunities Fund, Institutional Class Shares (TGLBX) with the push to outpace its benchmark in the six-month period ended March 31. The fund gained 23.26%, a return that beat the 14.33% and 14.42% returns of its benchmarks, the MSCI World Growth Index and the MSCI World Index by 8.93 and 8.84 percentage points, respectively.

The big sector outperformers, health care and industrials, accounted for 23% of the fund's holdings. Among the winners in those two sectors were pharmaceutical, biotechnology, medical-device, metals, and mining stocks. The primary detractors from results were the fund's information-technology and financials positions, a 48% weighting. Underperformers here included software, semiconductor, insurance, and securities-exchange stocks.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Global Opportunities Fund was May 7, 2010. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  Cumulative returns, not annualized.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends, net of foreign withholding taxes.

7  The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

NY — New York

TURNER FUNDS 2011 SEMIANNUAL REPORT 21

INVESTMENT REVIEW

Turner International Growth Fund
(formerly Turner International Core Growth Fund)

Fund profile

March 31, 2011

■  Ticker symbol TICGX

  Institutional Class Shares

■  CUSIP #900297771

  Institutional Class Shares

■  Top five holdings1

  (1) BHP Billiton

  (2) Nestle

  (3) Rio Tinto

  (4) HSBC Holdings

  (5) BG Group

■  % in five largest holdings 12.3%2

■  Number of holdings 741

■  Price/earnings ratio 15.2

■  Weighted average market capitalization $48.47 billion

■  % of holdings with positive earnings surprises 39.7%

■  % of holdings with negative earnings surprises 19.2%

■  Net assets $6 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner International Growth Fund,
Institutional Class Shares:
January 31, 2007-March 31, 20113,4

Average annual total returns (Periods ended March 31, 2011)

	Six months (not annualized)	One year	Three years	Since inception
Turner International Growth Fund, Institutional Class Shares[5]	22.79%	28.24%	1.76%	4.61%[4]
Turner International Growth Fund, Investor Class Shares[5]	22.67%	27.99%	—	30.46%[6]
MSCI World ex-U.S. Growth Index[7]	11.40%	14.16%	-1.70%	0.70%[4]

Sector weightings2:

Manager's discussion and analysis

Substantially outdoing the rising international stock market in the six months ended March 31, the Turner International Growth Fund, Institutional Class Shares (TICGX), formerly the Turner International Core Growth Fund, gained 22.79%. The fund outperformed the return for its benchmark, the MSCI World ex-U.S. Growth Index, by 11.39 percentage points.

The key to the fund's outperformance was good stock selection; seven of its 10 sector positions beat their corresponding index sectors. Adding the most value were holdings in the financials, industrials, and consumer-discretionary sectors, which accounted for a 34% weighting. Insurance, investment-management, industrial-equipment, Internet, hotel, and e-commerce stocks performed best. Conversely, energy shares, which constituted 6% of the portfolio, impaired performance the most. Energy-production and energy-services stocks in particular produced subpar returns.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to the difference in fees.

4  The inception date of the Turner International Growth Fund (Institutional Class Shares) was January 31, 2007. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner International Growth Fund (Investor Class Shares) was October 31, 2008.

7  The MSCI World Growth ex-U.S. Growth Index is a market capitalization weighted index (companies with larger market capitalizations have more influence than those with smaller market capitalizations) designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States.

Amounts designated as "—" are not applicable.

22 TURNER FUNDS 2011 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Small Cap Equity Fund

Fund profile

March 31, 2011

■  Ticker symbol TSEIX

  Investor Class Shares

■  CUSIP #87252R714

  Investor Class Shares

■  Top five holdings1

  (1) Titan International

  (2) OmniVision Technologies

  (3) HealthSouth

  (4) TPC Group

  (5) SVB Financial Group

■  % in five largest holdings 9.9%2

■  Number of holdings 881

■  Price/earnings ratio 16.8

■  Weighted average market capitalization $1.73 billion

■  % of holdings with positive earnings surprises 70.1%

■  % of holdings with negative earnings surprises 21.8%

■  Net assets $6 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Small Cap Equity Fund,
Investor Class Shares:
March 4, 2002-March 31, 20113,4

Average annual total returns (Periods ended March 31, 2011)

	Six months (not annualized)	One year	Three years	Five years	Since inception
Turner Small Cap Equity Fund, Institutional Class Shares[5]	29.26%	31.63%	—	—	33.02%[6]
Turner Small Cap Equity Fund, Investor Class Shares[5]	29.07%	31.21%	4.71%	-0.16%	8.09%[4]
Russell 2000® Index[7]	25.48%	25.79%	8.57%	3.35%	7.61%[4]

Sector weightings2:

Manager's discussion and analysis

In a robust market for small-cap stocks, the Turner Small Cap Equity Fund, Investor Class Shares (TSEIX) rose 29.07% in the six-month period ended March 31. The fund's return exceeded the Russell 2000® Index's 25.48% gain by 3.59 percentage points.

The fund is invested in both growth and value stocks, and its growth holdings generally outperformed its value holdings. Six of the fund's eight sector positions beat their corresponding index sectors. The greatest degree of outperformance was supplied by information-technology and consumer-discretionary stocks, which represented 31% of the portfolio. Winners included digital-graphics, software, image-sensor, information-systems, laser, retail, and food-processing shares. A 23% position in health-care and materials stocks hurt results the most; specifically, health-care services, diagnostic-test, and metals holdings produced disappointing results.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to the difference in fees.

4  The inception date of the Turner Small Cap Equity Fund (Investor Class Shares) was March 4, 2002. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Small Cap Equity Fund (Institutional Class Shares) was February 1, 2009.

7  The Russell 2000® Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 2000 stocks that reflects the performance of the smallest 2,000 companies in the Russell 3000® Index. The Russell 3000® Index is designed to depict the overall equity market's performance.

Amounts designated as "—" are not applicable.

TURNER FUNDS 2011 SEMIANNUAL REPORT 23

FINANCIAL STATEMENTS

Schedule of investments

Turner Market Neutral Fund

March 31, 2011

	Shares	Value (000)
Common stock—86.6%
Consumer discretionary—9.4%
CarMax*^	1,740	$56
Home Depot^	1,700	63
Interpublic Group of Cos.	5,670	71
Las Vegas Sands*	1,500	63
Stanley Black & Decker	900	69
Total Consumer discretionary		322
Energy—9.8%
Ensco SP ADR	2,340	136
James River Coal*^	2,740	66
Northern Oil & Gas*	2,590	69
Swift Energy*^	1,520	65
Total Energy		336
Financials—13.9%
ACE^	2,160	140
Arch Capital Group*^	1,420	141
Charles Schwab	7,170	129
Fifth Third Bancorp	4,730	66
Total Financials		476
Health care—15.4%
Cubist Pharmaceuticals*	2,750	70
HCA Holdings*	1,900	64
Medtronic^	3,180	125
Perrigo	920	73
United Therapeutics*^	920	62
Universal Health Services, Cl B^	1,340	66
Zimmer Holdings*	1,090	66
Total Health care		526
Industrials—10.0%
Caterpillar^	1,210	135
Donaldson^	1,160	71
Equifax^	1,710	67
Flowserve	530	68
Total Industrials		341
Information technology—15.8%
Akamai Technologies*	1,760	67
Google, Cl A*^	225	132
Rubicon Technology*	2,540	70
Salesforce.com*	1,010	135

	Shares	Value (000)
Synchronoss Technologies*	2,060	$71
Tekelec*	7,730	63
Total Information technology		538
Materials—12.3%
Air Products & Chemicals^	760	68
CF Industries Holdings	520	71
International Flavors & Fragrances	1,120	70
Martin Marietta Materials	1,590	142
Nalco Holding	2,530	69
Total Materials		420
Total Common stock (Cost $2,849)		2,959
Cash equivalent—0.1%
BlackRock TempCash Fund, Institutional Shares, 0.000%**^	4,020	4
Total Cash equivalent (Cost $4)		4
Total Investments—86.7% (Cost $2,853)		$2,963

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $3,417.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

24 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Market Neutral Fund

March 31, 2011

	Shares	Value (000)
Common stock—83.6%
Consumer discretionary—11.3%
Advance Auto Parts	890	$58
Chipotle Mexican Grill*	500	136
Lamar Advertising, Cl A*	1,870	69
Lowe's	2,350	62
VF	620	61
Total Consumer discretionary		386
Consumer staples—2.0%
Kimberly-Clark	1,040	68
Total Consumer staples		68
Energy—10.2%
Arch Coal	1,910	69
Berry Petroleum, Cl A	1,440	73
Continental Resources*	980	70
Noble	2,970	135
Total Energy		347
Financials—13.4%
Bank of America	4,600	61
Chubb	2,230	137
Northern Trust	1,270	64
Travelers	2,230	133
Wells Fargo	2,030	64
Total Financials		459
Health care—11.1%
AstraZeneca ADR	2,580	119
Becton Dickinson	840	67
QIAGEN*	3,130	63
STERIS	3,730	129
Total Health care		378
Industrials—11.8%
ABB SP ADR	5,820	141
C.R. Bard	700	70
General Electric	3,260	65
Masco	4,750	66
W.W. Grainger	450	62
Total Industrials		404

	Shares	Value (000)
Information technology—11.6%
Fiserv*	970	$61
Intuit*	1,290	68
NetApp*	1,350	65
Telefonaktiebolaget LM Ericsson SP ADR	5,410	70
VMware, Cl A*	810	66
Xilinx	2,080	68
Total Information technology		398
Materials—10.2%
Mosaic	850	67
Praxair	680	69
Sigma-Aldrich	1,070	68
Vulcan Materials	3,130	144
Total Materials		348
Telecommunication services—2.0%
SBA Communications, Cl A*	1,770	70
Total Telecommunication services		70
Total Common stock (Proceeds $2,805)		2,858
Total Securities sold short—83.6% (Proceeds $2,805)		$2,858

As of March 31, 2011, all of the Fund's investments in securities sold short were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $3,417.**

  *  Non-income producing security.

  **  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 25

FINANCIAL STATEMENTS

Schedule of investments

Turner Medical Sciences Long/Short Fund

March 31, 2011

	Shares	Value (000)
Common stock—37.5%
Biotechnology—8.4%
Achillion Pharmaceuticals*	2,480	$18
Amarin ADR*	4,590	34
Cubist Pharmaceuticals*	2,900	73
Medivation*	2,220	41
Momenta Pharmaceuticals*	1,580	25
Onyx Pharmaceuticals*	660	23
QLT*	10,060	70
Regeneron Pharmaceuticals*	870	39
Savient Pharmaceuticals*	3,770	40
Targacept*	1,580	42
United Therapeutics*	510	34
Total Biotechnology		439
Health care equipment & supplies—3.6%
Arthrocare*	1,340	45
Medtronic	1,540	60
Smith & Nephew	7,150	81
Total Health care equipment & supplies		186
Health care providers & services—8.0%
AMERIGROUP*	940	60
AmerisourceBergen, Cl A	1,830	72
Chemed	690	46
HealthSouth*	1,280	32
Healthspring*	870	33
MEDNAX*	490	33
Tenet Healthcare*	9,630	72
UnitedHealth Group	1,470	66
Total Health care providers & services		414
Life sciences tools & services—0.5%
PerkinElmer	940	25
Total Life sciences tools & services		25
Pharmaceuticals—17.0%
Allergan	1,920	136
Bayer	626	49
HCA Holdings*	2,600	88
Jazz Pharmaceuticals*	3,080	98
Perrigo	570	45
Pfizer	4,600	94
Questcor Pharmaceuticals*	2,300	33
Shire ADR	810	71

	Shares	Value (000)
Valeant Pharmaceuticals International	1,612	$80
Watson Pharmaceuticals*	2,410	135
Zimmer Holdings*	890	54
Total Pharmaceuticals		883
Total Common stock (Cost $1,863)		1,947
Cash equivalent—52.5%
BlackRock TempCash Fund, Institutional Shares, 0.000%**^	2,722,885	2,723
Total Cash equivalent (Cost $2,723)		2,723
Total Investments—90.0% (Cost $4,586)		$4,670

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $5,190.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

26 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

March 31, 2011

	Shares	Value (000)
Common stock—22.7%
Biotechnology—8.8%
BioTime*	3,110	$23
Curis*	7,950	26
Cytori Therapeutics*	3,130	25
Human Genome Sciences*	2,310	63
ImmunoGen*	6,760	61
Life Technologies*	1,140	59
Mesoblast*	5,100	38
Oncolytics Biotech*	5,120	30
QIAGEN*	1,430	29
Sangamo BioSciences*	9,340	78
Sequenom*	2,200	14
Synta Pharmaceuticals*	2,440	13
Total Biotechnology		460
Commercial services & supplies—1.3%
Stericycle*	770	68
Total Commercial services & supplies		68
Health care equipment & supplies—7.0%
Boston Scientific*	4,960	36
C.R. Bard	1,350	134
IDEXX Laboratories*	1,030	80
Patterson	2,180	70
Thoratec*	1,700	44
Total Health care equipment & supplies		364
Life sciences tools & services—1.1%
Pharmaceutical Product Development	1,240	34
Techne	350	25
Total Life sciences tools & services		59

	Shares	Value (000)
Pharmaceuticals—4.4%
AstraZeneca ADR	1,370	$62
Auxilium Pharmaceuticals*	640	14
Genomma Lab Internacional, Cl B*	24,980	57
Opko Health*	6,060	23
Salix Pharmaceuticals*	910	32
ViroPharma*	1,200	24
VIVUS*	2,920	18
Total Pharmaceuticals		231
Total Common stock (Proceeds $1,171)		1,180
Total Securities sold short—22.7% (Proceeds $1,171)		$1,180

As of March 31, 2011, all of the Fund's investments in securities sold short were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $5,190.**

  *  Non-income producing security.

  **  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 27

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

March 31, 2011

	Shares	Value (000)
Common stock—66.4%
Consumer discretionary—9.1%
Abercrombie & Fitch, Cl A	15,690	$921
Bwin.Party Digital Entertainment*	198,130	636
CarMax*	25,220	810
Chico's FAS	27,590	411
Children's Place Retail Stores*	24,640	1,228
CROCS*	77,250	1,378
CyberAgent	230	810
Daimler*	6,462	458
Deckers Outdoor*	3,290	284
Exceed*	79,240	589
Ford Motor*	32,980	492
Fossil*	11,300	1,058
Home Depot	45,360	1,681
Interpublic Group of Cos.	224,530	2,822
Kohl's	17,150	910
Las Vegas Sands*	81,370	3,436
McDonald's	9,770	743
Modine Manufacturing*	16,560	267
Morgans Hotel Group*	25,610	251
Motorcar Parts of America*	38,800	543
NagaCorp	1,854,260	381
Nordstrom	15,450	693
O'Charley's*	90,090	538
OfficeMax*	114,080	1,476
Penn National Gaming*	18,720	694
RadioShack	32,330	485
Rakuten	410	369
Red Robin Gourmet Burgers*	26,920	724
Scientific Games, Cl A*	118,760	1,038
Signet Jewelers*	23,910	1,100
Stanley Black & Decker	21,590	1,654
Starbucks	27,290	1,008
Starwood Hotels & Resorts Worldwide	22,150	1,287
Steven Madden*	13,490	633
Swatch Group	4,115	1,820
TRW Automotive Holdings*	11,850	653
Viacom, Cl B	37,570	1,748
WMS Industries*	36,530	1,291
Total Consumer discretionary		37,320

	Shares	Value (000)
Consumer staples—1.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	7,570	$318
Cosan, Cl A	30,640	395
Green Mountain Coffee Roasters*	7,800	504
Hershey	12,150	660
Mead Johnson Nutrition, Cl A	8,810	510
Medifast*	35,050	692
SunOpta*	57,600	428
Walgreen	34,820	1,398
Total Consumer staples		4,905
Energy—8.5%
Anadarko Petroleum	13,650	1,118
Approach Resources*	20,160	677
Baker Hughes	14,740	1,082
BG Group	18,000	448
BreitBurn Energy Partners LP	32,310	702
Cabot Oil & Gas	9,800	519
Cameron International*	27,830	1,589
Cimarex Energy	12,060	1,390
Complete Production Services*	16,870	537
Concho Resources*	18,920	2,030
CVR Energy*	11,600	269
Dawson Geophysical*	5,450	239
Devon Energy	5,460	501
Dril-Quip*	3,240	256
El Paso	34,630	623
Energy XXI (Bermuda)*	16,170	551
Ensco SP ADR	60,100	3,476
Gulf Island Fabrication	6,140	198
Helmerich & Payne	3,640	250
Hyperdynamics*	24,530	113
International Coal Group*	134,670	1,522
James River Coal*	98,270	2,375
Key Energy Services*	28,970	451
Kinder Morgan*	35,000	1,037
Marathon Oil	58,940	3,142
Nabors Industries*	20,920	636
Northern Oil & Gas*	125,520	3,351
Peabody Energy	7,010	504
Petrohawk Energy*	42,520	1,044
Petrominerales	15,468	586
Plains Exploration & Products*	11,230	407

28 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
PT Adaro Energy	969,680	$245
Schlumberger	5,670	529
Stone Energy*	12,910	431
Straits Asia Resources	111,250	222
Swift Energy*	37,650	1,607
Tidewater	6,710	402
Total Energy		35,059
Financials—10.3%
ACE	47,560	3,077
Affiliated Managers Group*	7,290	797
AIA Group*	430,940	1,327
AON	45,010	2,384
Arch Capital Group*	20,960	2,079
Bank of Nova Scotia	8,120	499
Bank of the Ozarks	7,770	340
Brasil Insurance Participacoes e Administracao*	775	855
Capital One Financial	7,320	380
CB Richard Ellis Group, Cl A*	19,540	522
Charles Schwab	155,480	2,803
China Minsheng Banking, Cl H	943,887	868
China Pacific Insurance Group, Cl H	123,251	518
CIT Group*	16,500	702
Citigroup*	796,330	3,520
Discover Financial Services	95,350	2,300
DnB NOR ASA	39,754	610
East West Bancorp	35,040	770
Fifth Third Bancorp	133,830	1,858
FPIC Insurance Group*	7,010	266
Horace Mann Educators	39,760	668
IntercontinentalExchange*	3,450	426
Invesco	65,350	1,670
Jardine Lloyd Thompson Group	53,460	593
Kilroy Realty	9,070	352
KKR	41,200	676
Lazard, Cl A	19,970	830
M&T Bank	5,620	497
MarketAxess Holdings	15,240	369
MF Global Holdings*	163,940	1,357
Moody's	19,490	661
NYSE Euronext	69,500	2,444
Ocwen Financial*	67,220	741
RenaissanceRe Holdings	31,360	2,164

	Shares	Value (000)
Standard Chartered	15,393	$399
T. Rowe Price Group	7,710	512
Texas Capital Bancshares*	21,467	558
Tokio Marine Holdings	6,900	185
U-Store-It Trust	29,960	315
Unum Group	13,880	364
Total Financials		42,256
Health care—13.6%
Achillion Pharmaceuticals*	77,410	553
Alexion Pharmaceuticals*	4,390	433
Allergan	39,300	2,791
Amarin ADR*	98,984	723
AMERIGROUP*	10,330	664
AmerisourceBergen, Cl A	41,130	1,627
Arthrocare*	30,420	1,014
Bayer	6,919	538
Catalyst Health Solutions*	8,450	473
Charles River Laboratories International*	10,590	406
Chemed	7,770	518
Cubist Pharmaceuticals*	145,000	3,660
DepoMed*	76,440	767
Express Scripts*	9,360	520
Gilead Sciences*	13,390	568
HCA Holdings*	114,010	3,861
HealthSouth*	39,460	986
Healthspring*	15,670	586
Hypermarcas*	56,830	749
Illumina*	8,800	617
IPC Hospitalist*	7,200	327
Jazz Pharmaceuticals*	43,190	1,376
McKesson	9,470	749
Medivation*	52,350	976
MEDNAX*	5,160	344
Medtronic	63,270	2,490
Molina Healthcare*	24,490	980
Momenta Pharmaceuticals*	31,710	503
Onyx Pharmaceuticals*	7,290	256
PerkinElmer	9,860	259
Perrigo	20,020	1,592
Pfizer	50,910	1,034
QLT*	235,038	1,633
Questcor Pharmaceuticals*	25,520	368
Regeneron Pharmaceuticals*	9,040	406

TURNER FUNDS 2011 SEMIANNUAL REPORT 29

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Savient Pharmaceuticals*	81,070	$859
Shire ADR	22,050	1,920
Smith & Nephew	185,160	2,088
Smith & Nephew SP ADR	7,480	422
Targacept*	36,420	968
Tenet Healthcare*	260,510	1,941
United Therapeutics*	19,080	1,279
UnitedHealth Group	27,260	1,232
Universal Health Services, Cl B	50,740	2,507
Valeant Pharmaceuticals International	31,530	1,570
Vermillion*	17,730	82
Watson Pharmaceuticals*	49,470	2,771
Zimmer Holdings*	47,430	2,871
Total Health care		55,857
Industrials—5.3%
Caterpillar^	30,660	3,414
Chart Industries*	8,080	445
Commercial Vehicle Group*	7,600	136
Cummins	4,600	504
Danaher	14,680	762
Deere	6,880	667
Donaldson	16,820	1,031
Equifax	43,420	1,687
FedEx	4,230	396
First Solar*	9,160	1,473
Flowserve	7,790	1,003
Greenbrier*	72,706	2,063
Komatsu SP ADR	18,200	619
Manpower	8,350	525
Middleby*	7,623	711
Owens Corning*	44,820	1,613
Parker Hannifin	17,090	1,618
Precision Castparts	3,460	509
Siemens	4,830	662
Union Pacific	6,000	590
United Continental Holdings*	20,780	478
United Rentals*	18,540	617
Volvo, B Shares*	10,150	178
Total Industrials		21,701
Information technology—11.6%
Acme Packet*	17,120	1,215
Aeroflex Holding*	30,960	564

	Shares	Value (000)
Akamai Technologies*	26,580	$1,010
Altera	14,310	630
Anaren*	30,380	611
Ancestry.com*	14,700	521
Apple*	5,020	1,749
Ariba*	24,050	821
ARM Holdings	39,130	361
ASML Holding, NY Shares*	34,340	1,528
Atmel*	37,840	516
Autodesk*	14,810	653
Baidu ADR*	3,800	524
Check Point Software Technologies*	20,510	1,047
Citrix Systems*	7,310	537
Comtech Telecommunications	19,930	542
Cypress Semiconductor*	29,040	563
Digimarc*^	46,900	1,355
EMC*	19,080	507
Entropic Communications*	27,280	230
Funtalk China Holdings*	79,070	514
Google, Cl A*	6,550	3,840
GSI Group*	116,070	1,195
HSW International*	86,648	275
Imagination Technologies Group*	67,050	462
Informatica*	8,680	453
InterDigital	16,130	770
JDS Uniphase*	27,130	565
Juniper Networks*	30,440	1,281
Kenexa*	34,240	945
Lam Research*	8,100	459
Limelight Networks*	130,320	933
MasterCard, Cl A	4,140	1,042
Micron Technology*	55,830	640
NXP Semiconductors*	20,900	627
OmniVision Technologies*	18,180	646
Omron	16,710	470
OpenTable*	4,750	505
Oracle	49,220	1,642
QLIK Technologies*	16,200	421
QUALCOMM	16,760	919
Rovi*	7,840	421
Rubicon Technology*	38,020	1,052
Salesforce.com*	18,680	2,495
SAVVIS*	12,780	474
SINA*	5,690	609

30 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
SuccessFactors*	12,860	$503
SunPower, Cl A*	14,940	256
Synchronoss Technologies*	49,950	1,736
Tekelec*	116,310	944
Teradyne*	31,380	559
Texas Instruments	14,740	509
TIBCO Software*	19,520	532
Varian Semiconductor Equipment Associates*	30,880	1,503
VeriFone Systems*	19,514	1,072
WebMD Health*	11,500	614
ZTE, Cl H	68,290	318
Total Information technology		47,685
Materials—6.2%
African Minerals*	5,215	42
Air Products & Chemicals	11,450	1,033
AK Steel Holding	30,610	483
Arkema	5,220	474
Atlas Iron*	55,000	212
CF Industries Holdings	25,510	3,490
Chemtura*	147,820	2,543
China Molybdenum, H Shares	220,910	193
Cliffs Natural Resources	2,670	262
Consolidated Thompson Iron Mines	125,940	2,227
Fibria Celulose SP ADR*	33,410	549
First Quantum Minerals	3,030	392
Freeport-McMoRan Copper & Gold	9,040	502
Huntsman	29,150	507
International Flavors & Fragrances	16,640	1,037
Lake Shore Gold	94,035	397
LyondellBasell Industries NV, Cl A*	7,350	291
Maanshan Iron & Steel, H Shares	348,160	188
Martin Marietta Materials	23,620	2,118
Metals USA Holdings*	20,230	331
Molycorp*	6,220	373
Nalco Holding	38,260	1,045
Neo Material Technologies	12,302	118
North American Palladium*	61,200	397
OSAKA Titanium technologies	8,000	552

	Shares	Value (000)
Pan American Silver	10,520	$391
Potash Corp. of Saskatchewan	39,270	2,314
Schnitzer Steel Industries, Cl A	7,480	486
Senomyx*	52,980	320
Shougang Concord International Enterprises*	1,983,940	273
Sims Metal Management	14,200	258
Temple-Inland	21,640	506
Titanium Metals*	37,460	696
United States Steel	8,810	475
Wacker Chemie	1,100	247
Total Materials		25,722
Telecommunication services—0.4%
Brasil Telecom ADR	25,790	696
Elephant Talk Communications*	58,790	153
NII Holdings*	12,090	504
Sprint Nextel*	41,000	190
Total Telecommunication services		1,543
Utilities—0.2%
Energen	8,090	511
Veolia Environnement ADR	17,180	535
Total Utilities		1,046
Total Common stock (Cost $255,461)		273,094
Exchange traded funds—0.4%
ETFS Palladium Trust	1,580	120
iShares Dow Jones U.S. Real Estate Index Fund^	16,070	955
PowerShares U.S. Dollar Index Bullish Fund	29,390	640
Total Exchange traded funds (Cost $1,559)		1,715
Exchange traded note—0.4%
iPath S&P 500 VIX Short-Term Futures ETN	54,910	1,612
Total Exchange traded note (Cost $1,784)		1,612

TURNER FUNDS 2011 SEMIANNUAL REPORT 31

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Contracts/ Shares	Value (000)
Put option contracts—0.2%
Chipotle Mexican Grill, 6/11 at $260	98	$142
iShares Russell 2000 Index Fund, 4/11 at $81	975	45
iShares Russell 2000 Index Fund, 5/11 at $80	1,748	231
Oil Services Holders Trust, 4/11 at $155	245	22
Panera Bread, 5/11 at $115	98	25
Range Resources, 5/11 at $55	333	65
SPDR Metals & Mining ETF, 4/11 at $72	293	23
SPDR S&P 500 ETF Trust, 4/11 at $124	831	17
SPDR S&P 500 ETF Trust, 6/11 at $120	352	44
SPDR S&P Retail ETF, 6/11 at $50	976	178
Under Armour, 4/11 at $70	146	45
Total Put option contracts (Cost $2,211)		837
Call option contracts—0.4%
Abercrombie & Fitch, 5/11 at $50	488	483
Las Vegas Sands, 6/11 at $40	1,838	910
Schlumberger, 5/11 at $85	205	202
Starwood Hotels & Resorts Worldwide, 5/11 at $58	239	76
United States Steel, 4/11 at $53	479	121
Total Call option contracts (Cost $1,641)		1,792
Cash equivalent—15.8%
BlackRock TempCash Fund, Institutional Shares, 0.000%**	65,233,269	65,233
Total Cash equivalent (Cost $65,233)		65,233
Total Investments—83.6% (Cost $327,889)		$344,283

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $411,714.***

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

LP — Limited Partnership

NV — Naamloze Vennootschap

NY — New York

S&P — Standard & Poor's

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

32 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

March 31, 2011

	Shares	Value (000)
Common stock—34.7%
Consumer discretionary—5.9%
Adidas	7,729	$487
Advance Auto Parts	12,990	852
Bally Technologies*	24,690	935
Carter's*	30,850	883
Chipotle Mexican Grill, Cl A*	17,100	4,658
DIRECTV, Cl A*	24,380	1,141
Dollar General*	32,680	1,025
Gentex	31,210	944
Lamar Advertising, Cl A*	56,380	2,083
Life Time Fitness*	7,730	288
Lowe's	52,590	1,390
Luxottica Group ADR	9,870	324
Marks & Spencer	71,981	389
Marriott International, Cl A	41,820	1,488
McGraw-Hill	7,980	314
Netflix*	2,700	641
P.F. Chang's China Bistro	33,300	1,538
Ross Stores	9,270	659
TJX	9,630	479
Toyota Motor SP ADR	7,070	567
Under Armour, Cl A*	9,670	658
VF	14,220	1,401
Wynn Macau	345,886	965
Total Consumer discretionary		24,109
Consumer staples—0.8%
Coca-Cola	9,300	254
Colgate-Palmolive	6,320	510
Kimberly-Clark	15,570	1,016
Nu Skin Enterprises, Cl A	12,820	369
Wal-Mart Stores	23,140	1,205
Total Consumer staples		3,354
Energy—4.2%
Apache	3,160	414
Arch Coal	28,505	1,027
Berry Petroleum, Cl A	36,110	1,822
Bill Barrett*	13,530	540
Cameco	6,250	188
CARBO Ceramics	3,700	522
Comstock Resources*	13,480	417
Continental Resources*	14,620	1,045
Denbury Resources*	25,340	618

	Shares	Value (000)
FMC Technologies*	4,200	$397
Halliburton	7,590	378
Murphy Oil	5,940	436
Niko Resources	6,160	591
Noble	69,520	3,172
Paladin Energy	98,600	369
Patterson-UTI Energy	14,060	413
Penn Virginia	20,930	355
Royal Dutch Shell ADR	8,190	597
SM Energy	3,370	250
Southwestern Energy*	7,510	323
Transocean*	8,860	691
Ultra Petroleum*	30,890	1,521
Ur-Energy*	46,290	76
Weatherford International*	41,800	945
Total Energy		17,107
Financials—6.2%
AMB Property	11,460	412
Associated Banc-Corp	41,040	609
Banco Santander Chile ADR	7,350	638
Bank of America	171,250	2,283
Bank of New York Mellon	34,490	1,030
China Merchants Bank, H Shares	223,030	618
Chubb	32,640	2,001
Compartamos*	238,432	430
Everest Re Group	6,600	582
First Niagara Financial Group	33,010	448
Franklin Resources	5,470	684
FXCM, Cl A	41,820	545
Green Dot, Cl A*	13,680	587
HCP	10,360	393
Investment Technology Group*	107,730	1,960
Janus Capital Group	36,840	459
Legg Mason	38,280	1,382
Northern Trust	64,440	3,270
Ping An Insurance Group of China, H Shares	49,397	501
Piper Jaffray*	9,720	403
Principal Financial Group	13,670	439
St. Joe*	21,730	545
Travelers	58,120	3,457
Wells Fargo	45,030	1,427
Weyerhaeuser	20,110	495
Total Financials		25,598

TURNER FUNDS 2011 SEMIANNUAL REPORT 33

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Health care—4.3%
AMAG Pharmaceuticals*	600	$10
AstraZeneca ADR	67,120	3,096
Auxilium Pharmaceuticals*	7,090	152
Becton Dickinson	12,600	1,003
BioTime*	34,810	259
Boston Scientific*	54,900	395
Curis*	88,000	286
Cytori Therapeutics*	34,700	272
Genomma Lab Internacional, Cl B*	442,610	1,001
Human Genome Sciences*	25,630	703
IDEXX Laboratories*	11,560	893
ImmunoGen*	74,930	680
Isis Pharmaceuticals*	20,804	188
Life Technologies*	12,700	666
Mesoblast*	53,700	403
Oncolytics Biotech ADR*	57,300	334
Opko Health*	64,270	240
Patterson	24,170	778
Pharmaceutical Product Development	13,720	380
QIAGEN*	61,350	1,230
Salix Pharmaceuticals*	10,090	353
Sangamo BioSciences*	103,600	863
Sequenom*	24,450	155
STERIS	54,270	1,874
Synta Pharmaceuticals*	25,430	134
Techne	3,900	279
Thoratec*	30,448	789
ViroPharma*	13,170	262
VIVUS*	32,100	199
Total Health care		17,877
Industrials—3.3%
3M	12,620	1,180
ABB SP ADR	103,260	2,498
C.R. Bard	31,070	3,086
General Electric	72,950	1,463
Ingersoll-Rand	10,500	507
Kennametal	15,420	601
Masco	70,430	980
Quanta Services*	14,420	323
Stericycle*	8,630	765
Textron	28,550	782

	Shares	Value (000)
W.W. Grainger	9,730	$1,340
Total Industrials		13,525
Information technology—6.1%
Adobe Systems*	15,550	516
ADTRAN	11,470	487
Broadridge Financial Solutions	19,980	453
Cymer*	22,250	1,259
Dell*	113,120	1,641
eBay*	19,670	611
Electronic Arts*	24,510	479
Fiserv*	26,310	1,650
FLIR Systems	15,120	523
Intersil, Cl A	33,940	423
Intuit*	25,860	1,373
Lexmark International*	13,850	513
Linear Technology	22,760	765
Logitech International*	23,430	425
Maxim Integrated Products	22,710	581
NetApp*	38,700	1,865
Novellus Systems*	18,640	692
ON Semiconductor*	42,890	423
Oplink Communications*	14,660	286
Qlogic*	25,250	468
RF Micro Devices*	64,490	413
Silicon Laboratories*	15,980	691
Skyworks Solutions*	11,360	368
Sohu.com*	4,320	386
Sourcefire*	23,770	654
STMicroelectronics, NY Shares	61,680	766
Synaptics*	14,330	387
Telefonaktiebolaget LM Ericsson SP ADR	170,710	2,195
TriQuint Semiconductor*	23,510	304
Tyler Technologies*	13,440	319
VMware, Cl A*	12,170	992
Xilinx	62,860	2,062
Total Information technology		24,970
Materials—3.0%
Acerinox	17,560	347
Akzo Nobel	7,410	509
Aluminum Corporation of China*	17,350	411
ArcelorMittal, NY Shares	21,680	784
Bemis	9,700	318

34 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Calgon Carbon*	24,580	$390
Carpenter Technology	8,640	369
Coeur d'Alene Mines*	9,920	345
Inmet Mining	4,100	288
Kumba Iron Ore	6,350	449
Mosaic	26,580	2,093
Newmont Mining	8,380	457
Nucor	22,680	1,044
Praxair	10,220	1,038
Sigma-Aldrich	16,160	1,029
SSAB AB, A Shares	4,500	71
Taseko Mines*	54,100	321
Vulcan Materials	46,370	2,115
Total Materials		12,378
Telecommunication services—0.7%
American Tower*	9,790	507
Crown Castle International*	6,080	259
SBA Communications, Cl A*	41,960	1,665
Tele Norte Leste Participacoes ADR	33,680	590
Total Telecommunication services		3,021
Utilities—0.2%
Fair Isaac	26,320	832
Total Utilities		832
Total Common stock (Proceeds $139,959)		142,771
Exchange traded funds—7.2%
Financial Select Sector SPDR Fund	34,190	561
Industrial Select Sector SPDR Fund	68,410	2,578
iShares MSCI Emerging	23,180	1,129
iShares Russell 2000 Growth Index Fund	35,140	3,350
iShares Russell 2000 Growth Index Fund	35,190	2,962
Materials Select Sector SPDR Trust	103,460	4,142
Oil Service Holders Trust	1,380	227
Semiconductor HOLDRs Trust	42,830	1,482
SPDR Metals & Mining ETF	6,720	499
SPDR S&P 500 ETF Trust	42,470	5,627
SPDR S&P Homebuilders ETF	35,260	642
SPDR S&P Oil & Gas Exploration & Production ETF	39,510	2,548

	Shares	Value (000)
SPDR S&P Retail ETF	35,660	$1,812
Vanguard Small-Cap Growth ETF	23,150	1,998
Total Exchange traded funds (Proceeds $27,987)		29,557
Total Securities Sold Short—41.9% (Proceeds $167,946)		$172,328

As of March 31, 2011, all of the Fund's investments in securities sold short were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $411,714.**

  *  Non-income producing security.

  **  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NY — New York

S&P — Standard and Poor's

SPDR — Standard and Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 35

FINANCIAL STATEMENTS

Schedule of open options written

Turner Spectrum Fund

March 31, 2011

	Contracts	Value (000)
Written put options*—0.1%
Abercrombie & Fitch, 5/11 at $47	486	$24
Chipotle Mexican Grill, 6/11 at $230	146	83
iShares Russell 2000 Index Fund, 5/11 at $74	1,226	56
Las Vegas Sands, 6/11 at $35	2,116	239
Panera Bread, 5/11 at $95	195	12
Schlumberger, 5/11 at $75	306	11
SPDR S&P Retail ETF, 6/11 at $45	1,707	108
Starwood Hotels & Resorts Worldwide, 5/11 at $53	359	41
Under Armour, 4/11 at $60	293	8
Total Written put options (Premiums received $1,124)		582
Written call options*—0.3%
Abercrombie & Fitch, 5/11 at $60	976	288
Chipotle Mexican Grill, 6/11 at $310	98	63
iShares Russell 2000 Index Fund, 4/11 at $84	975	141
Las Vegas Sands, 6/11 at $50	3,506	431
Panera Bread, 7/11 at $130	195	82
Schlumberger, 7/11 at $95	389	128
SPDR S&P Retail ETF, 6/11 at $52	976	135
Starwood Hotels & Resorts Worldwide, 5/11 at $65	248	17
Under Armour, 4/11 at $75	219	4
United States Steel, 4/11 at $58	489	29
Total Written call options (Premiums received $1,244)		1,318
Total Written option contracts (Premiums received $2,368)		$1,900

As of March 31, 2011 all of the Fund's investments in open options written were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $411,714.**

  *  Non-income producing security.

  **  This number is listed in thousands.

ETF — Exchange Traded Fund

S&P — Standard and Poor's

SPDR — Standard and Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

36 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Titan Fund

March 31, 2011

	Shares	Value (000)
Common stock—83.5%
Consumer discretionary—15.3%
Fossil*	450	$42
Home Depot	1,660	62
Interpublic Group of Cos.	3,100	39
Las Vegas Sands*^	2,050	87
Scientific Games, Cl A*	4,930	43
Stanley Black & Decker	710	54
Starbucks	1,430	53
Starwood Hotels & Resorts Worldwide	1,080	63
Swatch Group	132	58
TRW Automotive Holdings*	960	53
Viacom, Cl B^	1,850	86
Total Consumer discretionary		640
Consumer staples—2.5%
Mead Johnson Nutrition, Cl A^	720	42
Walgreen^	1,560	62
Total Consumer staples		104
Energy—11.5%
Anadarko Petroleum	640	53
Baker Hughes^	710	52
Cabot Oil & Gas^	800	42
Cameron International*^	710	41
Concho Resources*^	770	83
Devon Energy^	450	41
Marathon Oil^	2,390	127
Peabody Energy	580	42
Total Energy		481
Financials—7.7%
AON^	870	46
Capital One Financial^	600	31
Citigroup*^	9,340	41
Discover Financial Services	1,730	42
IntercontinentalExchange*^	280	35
Invesco	2,430	62
NYSE Euronext	1,760	62
Total Financials		319

	Shares	Value (000)
Health care—7.7%
Allergan^	580	$41
Express Scripts*	760	42
Gilead Sciences*	1,120	47
HealthSouth*	2,150	54
McKesson^	780	62
Shire ADR	230	20
Watson Pharmaceuticals*^	980	55
Total Health care		321
Industrials—11.3%
Caterpillar	520	58
Cummins	410	45
Deere	570	55
FedEx	350	33
Manpower	680	43
Parker Hannifin^	990	94
Precision Castparts	280	41
Siemens	390	53
Union Pacific^	490	48
Total Industrials		470
Information technology—24.2%
Acme Packet*^	720	51
Apple*^	180	63
ASML Holding, NY Shares*^	1,480	66
Atmel*	3,070	42
Autodesk*^	1,200	53
Baidu ADR*	310	43
Check Point Software Technologies*^	1,710	87
Citrix Systems*	590	43
EMC*	1,550	41
Google, Cl A*^	145	85
JDS Uniphase*	2,200	46
Juniper Networks*	1,570	66
Limelight Networks*	10,590	76
Oracle^	2,290	76
QUALCOMM^	1,370	75
Texas Instruments^	1,220	42
Varian Semiconductor Equipment Associates*^	1,090	53
Total Information technology		1,008

TURNER FUNDS 2011 SEMIANNUAL REPORT 37

FINANCIAL STATEMENTS

Schedule of investments

Turner Titan Fund

	Shares	Value (000)
Materials—3.3%
CF Industries Holdings^	550	$75
Cliffs Natural Resources	220	22
Potash Corp. of Saskatchewan	720	42
Total Materials		139
Total Common stock (Cost $3,391)		3,482
Cash equivalent—8.0%
BlackRock TempCash Fund, Institutional Shares, 0.000%**^	331,893	332
Total Cash equivalent (Cost $332)		332
Total Investments—91.5% (Cost $3,723)		$3,814

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $4,169.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

38 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Titan Fund

March 31, 2011

	Shares	Value (000)
Common stock—43.4%
Consumer discretionary—12.5%
Carter's*	1,510	$43
Chipotle Mexican Grill*	230	63
DIRECTV, Cl A*	1,130	53
Dollar General*	1,340	42
Gentex	1,500	45
Lamar Advertising, Cl A*	1,190	44
Lowe's	1,520	40
Marriott International, Cl A	1,170	42
P.F. Chang's China Bistro	680	31
Toyota Motor SP ADR	570	46
VF	420	41
Wynn Macau	11,400	32
Total Consumer discretionary		522
Consumer staples—1.0%
Colgate-Palmolive	510	41
Total Consumer staples		41
Energy—2.4%
Berry Petroleum, Cl A	430	22
Ultra Petroleum*	860	42
Weatherford International*	1,690	38
Total Energy		102
Financials—5.0%
Bank of America	4,290	57
Investment Technology Group*	2,530	46
Legg Mason	1,220	44
Northern Trust	1,210	61
Total Financials		208
Health care—0.3%
Thoratec*	430	11
Total Health care		11
Industrials—4.9%
3M	450	42
C.R. Bard	470	47
General Electric	2,100	42
Ingersoll-Rand	860	42
Textron	1,230	34
Total Industrials		207
Information technology—14.3%
Adobe Systems*	1,270	42
Cymer*	940	53

	Shares	Value (000)
Dell*	2,810	$41
FLIR Systems	1,240	43
Linear Technology	1,860	63
Logitech International*	1,960	36
NetApp*	690	33
Oplink Communications*	1,200	23
Silicon Laboratories*	1,300	56
Sourcefire*	1,930	53
STMicroelectronics, NY Shares	3,000	37
Telefonaktiebolaget LM Ericsson SP ADR	4,250	55
TriQuint Semiconductor*	1,910	25
Xilinx	1,070	35
Total Information technology		595
Materials—3.0%
ArcelorMittal, NY Shares	1,760	64
Mosaic	310	24
Nucor	800	37
Total Materials		125
Total Common stock (Proceeds $1,776)		1,811
Exchange traded funds—3.8%
SPDR S&P 500 Trust ETF	800	106
SPDR S&P Homebuilders ETF	2,860	52
Total Exchange traded funds (Proceeds $156)		158
Total Securities sold short—47.2% (Proceeds $1,932)		$1,969

As of March 31, 2011 all of the Fund's investments in securities sold short were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $4,169.**

  *  Non-income producing security.

  **  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

NY — New York

S&P — Standard & Poor's

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 39

FINANCIAL STATEMENTS

Schedule of investments

Turner All Cap Growth Fund

March 31, 2011

	Shares	Value (000)
Common stock—98.4%†
Consumer discretionary—12.8%
Abercrombie & Fitch	33,050	$1,940
Guess?	39,930	1,571
Las Vegas Sands*	50,710	2,141
Starwood Hotels & Resorts Worldwide	32,740	1,903
Total Consumer discretionary		7,555
Consumer staples—5.2%
Green Mountain Coffee Roasters* #	28,930	1,869
Whole Foods Market	18,370	1,211
Total Consumer staples		3,080
Energy—9.2%
Cameron International*	23,960	1,368
Cimarex Energy	16,920	1,950
Concho Resources*	19,640	2,107
Total Energy		5,425
Financials—9.9%
Citigroup*	431,080	1,905
IntercontinentalExchange*	11,340	1,401
Invesco	42,130	1,077
M&T Bank	16,510	1,461
Total Financials		5,844
Health care—13.8%
Alexion Pharmaceuticals*	20,610	2,034
AMERIGROUP*	19,940	1,281
AmerisourceBergen, Cl A	46,890	1,855
Illumina* #	24,480	1,715
United Therapeutics*	18,300	1,227
Total Health care		8,112
Industrials—2.4%
Cummins	12,860	1,410
Total Industrials		1,410
Information technology—40.7%
Aeroflex Holding*	65,538	1,194
Apple*	7,180	2,502
ASML Holding, NY Shares*	43,200	1,922
Baidu ADR*	11,990	1,652

	Shares	Value (000)
Broadcom, Cl A	43,490	$1,713
Cypress Semiconductor*	89,780	1,740
Entropic Communications* #	228,210	1,928
F5 Networks*	17,210	1,765
Inphi*	56,810	1,194
Juniper Networks*	27,850	1,172
Netlogic Microsystems* #	41,250	1,733
Salesforce.com*	13,930	1,861
TIBCO Software*	78,400	2,136
Varian Semiconductor Equipment Associates*	30,550	1,487
Total Information technology		23,999
Materials—1.9%
Walter Energy	8,460	1,146
Total Materials		1,146
Telecommunication services—2.5%
Aruba Networks*	44,030	1,489
Total Telecommunication services		1,489
Total Common stock (Cost $46,202)		58,060
Cash equivalent—7.9%
BlackRock TempCash Fund, Institutional Shares, 0.000%** (1)	4,650,095	4,650
Total Cash equivalent (Cost $4,650)		4,650
Total Investments—106.3% (Cost $50,852)		$62,710

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $58,968.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

40 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner All Cap Growth Fund

  #  Security fully or partially on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $3,843***. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2011 was $3,920.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 41

FINANCIAL STATEMENTS

Schedule of investments

Turner Concentrated Growth Fund

March 31, 2011

	Shares	Value (000)
Common stock—98.6%†
Consumer discretionary—9.1%
Las Vegas Sands*	72,000	$3,040
Toll Brothers*	104,450	2,065
Total Consumer discretionary		5,105
Energy—9.2%
Anadarko Petroleum	31,250	2,560
Cimarex Energy	22,220	2,561
Total Energy		5,121
Financials—9.1%
Charles Schwab	141,890	2,558
Citigroup*	570,490	2,522
Total Financials		5,080
Health care—8.0%
Allergan	37,960	2,696
United Therapeutics*	25,850	1,732
Total Health care		4,428
Industrials—12.4%
Caterpillar	24,480	2,726
FedEx	18,150	1,698
Manpower	39,330	2,473
Total Industrials		6,897
Information technology—44.9%
Acme Packet*	40,030	2,841
Apple*	9,370	3,265
Broadcom, Cl A	56,040	2,207
Ciena* #	103,670	2,691
F5 Networks*	15,090	1,548
Google, Cl A*	4,850	2,843
Netlogic Microsystems*	50,880	2,138
NXP Semiconductors*	70,540	2,116
Salesforce.com*	22,140	2,957
SanDisk*	51,100	2,355
Total Information technology		24,961

	Shares	Value (000)
Materials—5.9%
CF Industries Holdings	11,900	$1,628
Goldcorp	33,080	1,647
Total Materials		3,275
Total Common stock (Cost $45,503)		54,867
Cash equivalent—7.1%
BlackRock TempCash Fund, Institutional Shares, 0.000%** (1)	3,974,438	3,974
Total Cash equivalent (Cost $3,974)		3,974
Total Investments—105.7% (Cost $49,477)		$58,841

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $55,647.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $2,651***. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2011 was $2,703.***

Cl — Class

The accompanying notes are an integral part of the financial statements.

42 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

March 31, 2011

	Shares	Value (000)
Common stock—94.6%
Consumer discretionary—14.1%
7 Days Group Holdings ADR* #	228,170	$4,627
Ann*	171,950	5,005
Asbury Automotive Group*	192,450	3,558
Body Central*	155,300	3,608
Buffalo Wild Wings*	123,710	6,734
California Pizza Kitchen*	263,770	4,452
Chico's FAS	79,020	1,177
Children's Place Retail Stores*	108,150	5,389
Cooper Tire & Rubber	171,280	4,410
Cracker Barrel Old Country Store	109,800	5,396
CROCS*	131,690	2,349
Deckers Outdoor*	181,410	15,630
DineEquity* #	59,140	3,252
Imax*	19,190	614
JOS. A. Bank Clothiers* #	117,350	5,971
Maidenform Brands*	52,980	1,514
Modine Manufacturing*	97,610	1,575
Stoneridge*	149,180	2,181
Ulta Salon, Cosmetics & Fragrance*	70,560	3,396
Vitamin Shoppe* #	106,760	3,612
Total Consumer discretionary		84,450
Consumer staples—5.1%
Boston Beer, Cl A*	44,870	4,156
Green Mountain Coffee Roasters* #	108,165	6,988
TreeHouse Foods*	163,057	9,273
United Natural Foods*	226,948	10,172
Total Consumer staples		30,589
Energy—10.1%
Approach Resources*	185,890	6,246
BreitBurn Energy Partners LP	99,440	2,161
Brigham Exploration*	231,265	8,598
Carrizo Oil & Gas*	142,448	5,261
GeoResources*	115,920	3,625
ION Geophysical*	424,420	5,386
James River Coal* #	160,620	3,882
Key Energy Services*	444,390	6,910
Lufkin Industries	59,520	5,563
Northern Oil & Gas*	154,580	4,127

	Shares	Value (000)
Rex Energy* #	219,440	$2,557
Swift Energy*	140,890	6,013
Total Energy		60,329
Financials—1.7%
Harleysville Group	93,760	3,106
IBERIABANK	49,766	2,993
Radian Group	374,170	2,548
Umpqua Holdings	147,560	1,688
Total Financials		10,335
Health care—18.8%
Achillion Pharmaceuticals*	171,370	1,225
Amarin ADR*	391,330	2,857
AMERIGROUP*	213,270	13,703
Ardea Biosciences* #	77,100	2,212
Arthrocare*	164,180	5,474
Bio-Reference Laboratories* #	132,770	2,979
Catalyst Health Solutions*	187,115	10,465
Computer Programs & Systems	73,980	4,755
DexCom*	44,350	688
HeartWare International* #	13,940	1,192
HMS Holdings*	68,120	5,576
ICON ADR*	149,360	3,225
Impax Laboratories*	132,690	3,377
Medivation* #	131,070	2,443
Molina Healthcare*	211,573	8,463
NxStage Medical*	169,290	3,721
Orthofix International*	150,500	4,885
Parexel International*	192,484	4,793
Pharmasset*	72,450	5,703
PSS World Medical*	123,750	3,360
QLT*	91,725	638
Quality Systems #	66,583	5,549
Questcor Pharmaceuticals* #	272,800	3,931
Sunrise Senior Living* #	154,415	1,842
SXC Health Solutions*	126,844	6,951
Volcano*	90,760	2,323
Total Health care		112,330
Industrials—16.3%
American Science & Engineering	28,469	2,629
Chart Industries*	32,030	1,763
Clean Harbors*	90,120	8,891
Consolidated Graphics*	65,417	3,574

TURNER FUNDS 2011 SEMIANNUAL REPORT 43

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Copa Holdings, Cl A	87,851	$4,639
EnPro Industries*	146,290	5,313
ESCO Technologies	72,600	2,770
Genesee & Wyoming, Cl A*	169,785	9,881
Greenbrier*	222,776	6,322
Hub Group, Cl A*	140,098	5,070
Huron Consulting Group*	191,690	5,308
Kforce*	413,640	7,570
Lindsay #	51,171	4,043
Meritor*	355,070	6,026
Middleby*	88,163	8,219
Robbins & Myers	85,734	3,943
Triumph Group	128,502	11,366
Total Industrials		97,327
Information technology—19.3%
Acme Packet*	42,394	3,008
ANSYS*	121,960	6,609
Ariba*	435,760	14,877
Blue Coat Systems*	171,910	4,841
Bottomline Technologies*	122,402	3,077
Camelot Information Systems ADR*	230,270	3,820
Cavium Networks*	72,700	3,267
Cirrus Logic*	277,570	5,837
Cogo Group*	213,890	1,726
Coherent*	45,390	2,638
Entropic Communications* #	503,480	4,254
Fabrinet*	140,460	2,832
Hittite Microwave*	103,860	6,623
Hypercom*	960,560	11,556
Ixia*	117,820	1,871
Kenexa*	198,940	5,489
Motricity* #	93,689	1,408
NETGEAR*	114,190	3,704
Netlogic Microsystems*	119,530	5,023
NetScout Systems*	136,170	3,720
Power Integrations	86,280	3,307
Quantum*	808,750	2,038
Rofin-Sinar Technologies*	66,960	2,645
Silicon Image*	205,801	1,846
Synchronoss Technologies*	95,520	3,319
Taleo, Cl A*	119,450	4,258
Terremark Worldwide*	121,450	2,308
Total Information technology		115,901

	Shares	Value (000)
Materials—8.1%
Domtar	83,010	$7,619
Globe Specialty Metals	309,340	7,040
Huntsman	708,497	12,314
KapStone Paper & Packaging*	170,910	2,934
LSB Industries*	154,740	6,134
Noranda Aluminum Holding*	205,711	3,302
Solutia*	349,585	8,879
Total Materials		48,222
Telecommunication services—0.9%
Aruba Networks*	163,190	5,522
Total Telecommunication services		5,522
Utilities—0.2%
Artesian Resources, Cl A #	66,785	1,302
Total Utilities		1,302
Total Common stock (Cost $362,697)		566,307
Exchange traded fund—1.0%
Market Vectors Junior Gold Miners ETF	145,680	5,714
Total Exchange traded fund (Cost $5,987)		5,714
Cash equivalent—12.8%
BlackRock TempCash Fund, Institutional Shares, 0.000%** (1)	76,799,436	76,799
Total Cash equivalent (Cost $76,799)		76,799
Total Investments—108.4% (Cost $445,483)		$648,820

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further intformation regarding fair value measurements.

Percentages are based on Net Assets of $598,436.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

44 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

  #  Security fully or partially on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $47,085***. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2011 was $48,027.***

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LP — Limited Partnership

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 45

FINANCIAL STATEMENTS

Schedule of investments

Turner Large Growth Fund

March 31, 2011

	Shares	Value (000)
Common stock—97.9%†
Consumer discretionary—13.2%
Amazon.com*	52,570	$9,469
Coach	109,350	5,691
General Motors*	264,030	8,193
Las Vegas Sands*	276,000	11,653
Lululemon Athletica* #	54,790	4,879
Royal Caribbean Cruises* #	119,210	4,919
Stanley Black & Decker	79,730	6,107
Starbucks	271,420	10,029
Starwood Hotels & Resorts Worldwide	127,190	7,392
Toll Brothers*	343,670	6,794
TRW Automotive Holdings*	107,340	5,912
Viacom, Cl B	128,610	5,983
Total Consumer discretionary		87,021
Consumer staples—3.6%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR #	74,810	3,137
Estee Lauder, Cl A	50,650	4,880
Mead Johnson Nutrition, Cl A	168,870	9,783
Whole Foods Market	92,839	6,118
Total Consumer staples		23,918
Energy—11.2%
Anadarko Petroleum	139,890	11,460
Cimarex Energy	99,000	11,409
Concho Resources*	104,950	11,261
Devon Energy	151,383	13,892
National Oilwell Varco	58,920	4,670
Schlumberger	228,960	21,353
Total Energy		74,045
Financials—5.6%
CB Richard Ellis Group, Cl A*	166,800	4,453
Charles Schwab	547,140	9,865
Citigroup*	2,103,090	9,296
IntercontinentalExchange*	36,510	4,510
Invesco	323,750	8,275
Western Union	24,010	499
Total Financials		36,898

	Shares	Value (000)
Health care—9.1%
Agilent Technologies*	142,720	$6,391
Alexion Pharmaceuticals*	40,500	3,996
Allergan	156,350	11,104
Covidien	89,490	4,648
Express Scripts*	110,530	6,147
Medtronic	153,620	6,045
Shire ADR	72,650	6,328
United Therapeutics*	64,870	4,348
Universal Health Services, Cl B	116,030	5,733
Valeant Pharmaceuticals International	103,180	5,139
Total Health care		59,879
Industrials—12.9%
AGCO*	134,880	7,414
AMETEK	172,555	7,570
Caterpillar	145,870	16,243
Cummins	111,560	12,229
FedEx	101,420	9,488
First Solar*	17,100	2,750
KBR	44,760	1,691
Manpower	142,410	8,955
Precision Castparts	48,770	7,178
Rockwell Automation	121,150	11,467
Total Industrials		84,985
Information technology—36.9%
Acme Packet*	98,730	7,006
Altera	233,400	10,274
Apple*	107,120	37,326
ASML Holding, NY Shares*	247,040	10,993
Broadcom, Cl A	301,770	11,884
Ciena* #	254,910	6,617
Cognizant Technology Solutions, Cl A*	113,810	9,264
EMC*	219,050	5,816
F5 Networks*	47,740	4,897
Google, Cl A*	51,950	30,454
Juniper Networks*	222,710	9,372
MasterCard, Cl A	23,730	5,973
Netlogic Microsystems*	145,910	6,131
NXP Semiconductors*	137,480	4,124
Oracle	680,040	22,693
QUALCOMM	353,510	19,383

46 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Large Growth Fund

	Shares	Value (000)
Rovi*	156,380	$8,390
Salesforce.com*	105,480	14,090
SanDisk*	159,160	7,336
Varian Semiconductor Equipment Associates*	126,819	6,172
VeriFone Systems*	93,390	5,132
Total Information technology		243,327
Materials—4.9%
Celanese, Ser A	149,170	6,618
CF Industries Holdings	32,500	4,446
Cliffs Natural Resources	61,322	6,027
Goldcorp	147,390	7,340
International Flavors & Fragrances	130,840	8,151
Total Materials		32,582
Telecommunication services—0.5%
Aruba Networks*	91,035	3,081
Total Telecommunication services		3,081
Total Common stock (Cost $495,755)		645,736
Cash equivalent—3.4%
BlackRock TempCash Fund, Institutional Shares, 0.000%** (1)	22,157,621	22,158
Total Cash equivalent (Cost $22,158)		22,158
Total Investments—101.3% (Cost $517,913)		$667,894

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $659,336.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $15,871***. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2011 was $16,188.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

Ser — Series

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 47

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Growth Fund

March 31, 2011

	Shares	Value (000)
Common stock—98.9%†
Consumer discretionary—16.0%
Abercrombie & Fitch, Cl A	245,530	$14,413
BorgWarner*	118,050	9,407
Coach	279,280	14,534
Dick's Sporting Goods*	260,320	10,407
Guess?	151,762	5,972
Interpublic Group of Cos.	1,387,348	17,439
MGM Resorts International* #	597,200	7,853
Nordstrom	375,570	16,855
Priceline.com*	32,260	16,338
Royal Caribbean Cruises* #	231,530	9,553
Stanley Black & Decker	131,968	10,109
Starwood Hotels & Resorts Worldwide	327,910	19,058
Tempur-Pedic International*	197,440	10,002
TRW Automotive Holdings*	133,770	7,368
WMS Industries*	290,655	10,275
Wynn Resorts	119,425	15,197
Total Consumer discretionary		194,780
Consumer staples—4.7%
Green Mountain Coffee Roasters* #	329,400	21,283
Hansen Natural*	118,502	7,137
Mead Johnson Nutrition, Cl A	143,820	8,332
Whole Foods Market	313,450	20,656
Total Consumer staples		57,408
Energy—7.1%
Alpha Natural Resources* #	213,840	12,696
Cameron International*	320,291	18,288
Cimarex Energy	156,550	18,041
Concho Resources*	182,640	19,597
QEP Resources	236,846	9,602
Whiting Petroleum*	122,680	9,011
Total Energy		87,235
Financials—9.8%
AON	314,580	16,660
CB Richard Ellis Group, Cl A*	642,800	17,163
Discover Financial Services	415,600	10,024
IntercontinentalExchange*	76,870	9,497
Invesco	514,950	13,162
M&T Bank	116,984	10,350

	Shares	Value (000)
T. Rowe Price Group	261,629	$17,377
Unum Group	405,310	10,639
Western Union	692,140	14,376
Total Financials		119,248
Health care—14.1%
Agilent Technologies*	309,280	13,850
Alexion Pharmaceuticals*	145,627	14,370
AMERIGROUP*	160,695	10,325
AmerisourceBergen, Cl A	359,858	14,236
Charles River Laboratories International* #	206,240	7,915
Illumina* #	109,250	7,655
Intuitive Surgical*	33,292	11,102
Laboratory Corp. of America Holdings*	102,365	9,431
Onyx Pharmaceuticals*	141,786	4,988
Perrigo	123,150	9,793
United Therapeutics*	149,656	10,030
Universal Health Services, Cl B	310,340	15,334
Valeant Pharmaceuticals International	315,800	15,730
Varian Medical Systems*	155,070	10,489
Vertex Pharmaceuticals*	101,210	4,851
Watson Pharmaceuticals*	212,360	11,894
Total Health care		171,993
Industrials—11.5%
AGCO*	199,440	10,963
Cummins	196,780	21,571
Goodrich	152,278	13,024
Joy Global	239,942	23,709
Manpower	159,820	10,050
Owens Corning*	342,361	12,322
Parker Hannifin	136,600	12,933
Rockwell Automation	134,151	12,697
United Continental Holdings*	582,405	13,390
WESCO International*	153,953	9,622
Total Industrials		140,281
Information technology—27.4%
Acme Packet*	147,690	10,480
Aeroflex Holding*	377,540	6,875
Altera	210,440	9,264
ASML Holding, NY Shares*	419,660	18,675

48 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
Broadcom, Cl A	310,931	$12,244
Ciena* #	328,900	8,538
Cypress Semiconductor*	904,630	17,532
F5 Networks*	163,774	16,798
Fortinet*	133,850	5,889
Informatica*	173,650	9,070
Juniper Networks*	289,020	12,162
Lam Research*	163,335	9,255
Marvell Technology Group*	779,440	12,120
MercadoLibre #	77,480	6,325
Netlogic Microsystems* #	434,820	18,271
NVIDIA*	385,460	7,116
NXP Semiconductors*	331,820	9,955
OpenTable* #	128,460	13,662
Riverbed Technology*	110,500	4,160
Rovi*	157,100	8,428
Salesforce.com*	219,630	29,337
SanDisk*	319,960	14,747
SINA*	103,692	11,099
SuccessFactors*	402,590	15,737
SunPower, Cl A* #	214,290	3,673
TIBCO Software*	307,630	8,383
Varian Semiconductor Equipment Associates*	485,931	23,650
VeriFone Systems*	190,448	10,465
Total Information technology		333,910
Materials—5.6%
CF Industries Holdings	71,050	9,719
Cliffs Natural Resources	180,495	17,739
LyondellBasell Industries NV, Cl A*	236,730	9,363
Silver Wheaton	133,900	5,806
Temple-Inland	242,480	5,674
United States Steel #	127,870	6,897
Walter Energy	93,265	12,631
Total Materials		67,829
Telecommunication services—2.2%
Aruba Networks* #	522,860	17,694
NII Holdings*	208,350	8,682
Total Telecommunication services		26,376

	Shares	Value (000)
Utilities—0.5%
Energen	101,590	$6,412
Total Utilities		6,412
Total Common stock (Cost $773,279)		1,205,472
Cash equivalent—10.0%
BlackRock TempCash Fund, Institutional Shares, 0.000%** (1)	121,940,994	121,941
Total Cash equivalent (Cost $121,941)		121,941
Total Investments—108.9% (Cost $895,220)		$1,327,413

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $1,219,331.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $109,950***. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2011 was $112,149.***

Cl — Class

NV — Naamloze Vennootschap

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 49

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

March 31, 2011

	Shares	Value (000)
Common stock—99.1%†
Consumer discretionary—15.5%
7 Days Group Holdings ADR* #	67,130	$1,361
Bravo Brio Restaurant Group*	57,120	1,011
Brunswick	109,940	2,796
Children's Place Retail Stores*	41,320	2,059
CROCS*	136,300	2,432
DineEquity* #	46,892	2,578
Finish Line, Cl A	182,640	3,625
Gaylord Entertainment* #	101,566	3,522
Meritage Homes*	67,920	1,639
Modine Manufacturing*	139,850	2,257
Polaris Industries	33,230	2,892
Saks* #	232,820	2,633
Scientific Games, Cl A*	52,260	457
Sonic Automotive, Cl A #	115,520	1,618
Sotheby's	83,001	4,366
Steven Madden*	63,750	2,992
Tempur-Pedic International*	50,420	2,554
Tenneco*	52,190	2,216
Texas Roadhouse, Cl A	148,430	2,522
True Religion Apparel* #	114,520	2,688
Ulta Salon, Cosmetics & Fragrance*	58,927	2,836
Warnaco Group*	40,780	2,332
Total Consumer discretionary		53,386
Consumer staples—2.5%
Cott* #	221,960	1,864
Diamond Foods #	37,840	2,112
Hain Celestial Group*	56,900	1,837
United Natural Foods*	65,043	2,915
Total Consumer staples		8,728
Energy—5.0%
Dril-Quip*	28,670	2,266
Energy XXI (Bermuda)*	86,360	2,945
James River Coal* #	130,400	3,152
Key Energy Services*	221,737	3,448
Oasis Petroleum*	84,050	2,657
Swift Energy*	62,120	2,651
Total Energy		17,119

	Shares	Value (000)
Financials—5.7%
Bank of the Ozarks #	56,340	$2,463
Calamos Asset Management, Cl A	58,945	978
Endurance Specialty Holdings	29,750	1,453
Greenhill #	20,887	1,374
Kilroy Realty	42,140	1,636
MarketAxess Holdings	102,370	2,477
MF Global Holdings*	316,460	2,620
Portfolio Recovery Associates*	28,570	2,432
Tanger Factory Outlet Centers	85,940	2,255
Texas Capital Bancshares*	73,820	1,919
Total Financials		19,607
Health care—17.9%
Amarin ADR*	200,620	1,464
AMERIGROUP*	54,537	3,504
Catalyst Health Solutions*	55,350	3,096
Cepheid*	93,890	2,631
Chemed	37,260	2,482
Cooper	64,270	4,464
Exelixis*	85,050	961
HealthSouth*	174,750	4,365
Healthspring*	43,240	1,616
Hill-Rom Holdings	60,190	2,286
HMS Holdings*	31,570	2,584
Impax Laboratories*	75,905	1,932
Incyte* #	115,810	1,836
Medicis Pharmaceutical, Cl A	55,390	1,775
Medivation* #	82,630	1,540
MEDNAX*	39,850	2,654
Onyx Pharmaceuticals*	65,370	2,300
Parexel International*	70,220	1,748
Pharmasset*	33,650	2,649
PSS World Medical*	106,980	2,904
Quality Systems #	30,660	2,555
Regeneron Pharmaceuticals*	41,940	1,885
Seattle Genetics* #	106,600	1,660
SXC Health Solutions*	45,240	2,479
Targacept*	54,830	1,458
Tenet Healthcare*	322,600	2,403
Volcano*	28,120	720
Total Health care		61,951

50 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
Industrials—17.4%
A123 Systems* #	157,740	$1,002
Actuant, Cl A	97,600	2,830
Alaska Air Group*	38,770	2,459
Avis Budget Group*	149,820	2,683
Belden	48,310	1,814
Clean Harbors*	33,020	3,258
Copa Holdings, Cl A	46,250	2,442
EnPro Industries*	63,670	2,313
Genesee & Wyoming, Cl A*	72,450	4,217
GrafTech International*	102,140	2,107
Greenbrier*	50,290	1,427
Herman Miller	66,260	1,822
Hexcel*	144,300	2,841
Hub Group, Cl A*	87,530	3,168
Kforce*	164,490	3,010
Knight Transportation	79,000	1,521
Lindsay #	26,340	2,081
Meritor*	76,656	1,301
Polypore International*	43,217	2,489
Robbins & Myers	44,015	2,024
Triumph Group	26,640	2,356
TrueBlue*	194,842	3,271
WESCO International*	62,817	3,926
Woodward Governor	103,131	3,564
Total Industrials		59,926
Information technology—27.8%
Acme Packet*	55,980	3,972
Aeroflex Holding*	97,716	1,779
Anixter International	33,350	2,331
Ariba*	115,580	3,946
BroadSoft* #	18,190	867
Cavium Networks*	77,460	3,480
Cirrus Logic*	172,600	3,630
Concur Technologies* #	72,420	4,016
Dice Holdings*	127,083	1,920
Entropic Communications* #	329,800	2,787
Inphi* #	76,406	1,605
Intralinks Holdings*	97,700	2,612
IPG Photonics*	41,930	2,418
Ixia*	194,370	3,087

	Shares	Value (000)
Jack Henry & Associates	92,494	$3,135
Limelight Networks*	428,860	3,071
Motricity* #	77,090	1,159
NETGEAR*	54,890	1,781
Netlogic Microsystems* #	98,540	4,141
Oclaro* #	148,480	1,709
OpenTable* #	17,930	1,907
Progress Software*	89,190	2,594
QLIK Technologies*	71,010	1,846
QuinStreet* #	69,710	1,584
Riverbed Technology*	106,350	4,004
Sapient*	290,410	3,325
SAVVIS*	79,430	2,946
SuccessFactors* #	76,630	2,995
Synchronoss Technologies*	107,830	3,747
Syntel	23,030	1,203
Taleo, Cl A*	86,750	3,093
Teradyne*	161,240	2,872
TIBCO Software*	171,620	4,676
Ultratech*	86,760	2,551
VeriFone Systems*	56,685	3,115
Total Information technology		95,904
Materials—5.9%
AK Steel Holding	172,570	2,723
Allied Nevada Gold*	92,229	3,272
Louisiana-Pacific*	194,550	2,043
Rock-Tenn, Cl A #	51,941	3,602
Solutia*	134,180	3,408
Stillwater Mining*	142,980	3,279
Thompson Creek Metals* #	174,060	2,183
Total Materials		20,510
Telecommunication services—1.4%
Aruba Networks*	86,696	2,934
Cogent Communications Group*	135,850	1,938
Total Telecommunication services		4,872
Total Common stock (Cost $242,643)		342,003

TURNER FUNDS 2011 SEMIANNUAL REPORT 51

FINANCIAL STATEMENTS  (Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
Cash equivalent—16.8%
BlackRock TempCash Fund, Institutional Shares, 0.000%** (1)	58,106,678	58,107
Total Cash equivalent (Cost $58,107)		58,107
Total Investments—115.9% (Cost $300,750)		$400,110

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $345,168.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $53,531***. Certain of these securities may have been sold prior to period end and are included in receivable for investment securities sold on the Statement of Assets and Liabilities.

  (1)  The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2011 was $54,601.***

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

52 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Quantitative Broad Market Equity Fund

March 31, 2011

	Shares	Value (000)
Common stock—98.9%
Consumer discretionary—12.9%
Amazon.com*	760	$137
Automatic Data Processing	2,470	127
CBS, Cl B	4,000	100
Comcast, Cl A	4,380	108
DIRECTV, Cl A*	2,560	120
Goodyear Tire & Rubber*	6,890	103
Guess?	2,050	81
Harley-Davidson	2,560	109
Interpublic Group of Cos.	7,630	96
Lowe's	3,630	96
Starbucks	3,720	137
Starwood Hotels & Resorts Worldwide	1,540	89
Tenneco*	1,640	70
Walt Disney	2,490	107
WMS Industries*	2,140	76
Total Consumer discretionary		1,556
Consumer staples—7.5%
Altria Group	2,850	74
Brown-Forman, Cl B	1,740	119
Coca-Cola	1,760	117
Dr. Pepper Snapple Group	2,380	88
Mead Johnson Nutrition, Cl A	1,130	66
PepsiCo	1,536	99
Philip Morris International	2,040	134
Procter & Gamble	2,490	153
Wal-Mart Stores	1,022	53
Total Consumer staples		903
Energy—10.7%
Apache	790	103
Comstock Resources*	3,570	110
ConocoPhillips	2,150	172
Devon Energy	1,000	92
Exxon Mobil	1,860	157
Occidental Petroleum	1,170	122
Patterson-UTI Energy	4,180	123
Spectra Energy	3,980	108
Whiting Petroleum*	1,540	113
Williams	6,030	188
Total Energy		1,288

	Shares	Value (000)
Financials—17.6%
American Express	2,550	$115
Bank of America	7,900	105
Berkshire Hathaway, Cl B*	1,200	100
BlackRock, CI A	670	135
Capital One Financial	1,270	66
Chubb	1,860	114
Citigroup*	30,640	135
Goldman Sachs Group	530	84
JPMorgan Chase	3,746	173
M&T Bank	810	72
MetLife	2,330	104
MSCI, Cl A*	2,430	90
NASDAQ OMX Group*	3,600	93
PNC Financial Services Group	1,580	100
Progressive	4,980	105
Raymond James Financial	3,430	131
SunTrust Banks	3,700	107
Travelers	2,040	121
US Bancorp	2,240	59
Wells Fargo	3,190	101
Total Financials		2,110
Health care—11.2%
Alexion Pharmaceuticals*	1,050	104
Bruker*	4,530	94
Cerner*	990	110
CIGNA	2,900	128
CVS Caremark	3,090	106
Express Scripts*	1,720	96
HealthSouth*	3,470	87
Illumina*	1,170	82
McKesson	1,700	134
Medtronic	2,580	102
Pfizer	9,030	183
WellPoint	1,720	120
Total Health care		1,346
Industrials—11.7%
3M	710	66
Boeing	990	73
Caterpillar	1,660	185
Deere	1,490	144
First Solar*	420	68
General Electric	10,977	220

TURNER FUNDS 2011 SEMIANNUAL REPORT 53

FINANCIAL STATEMENTS

Schedule of investments

Turner Quantitative Broad Market Equity Fund

	Shares	Value (000)
Honeywell International	1,610	$96
Manpower	1,080	68
Norfolk Southern	1,850	128
Oshkosh*	2,300	81
Union Pacific	1,460	144
United Continental Holdings*	2,700	62
United Parcel Service, Cl B	990	74
Total Industrials		1,409
Information technology—14.7%
Adobe Systems*	2,530	84
Apple*	1,020	355
ASML Holding, NY Shares*	2,590	115
Broadcom, Cl A	1,900	75
Entropic Communications*	8,720	74
F5 Networks*	360	37
Google, Cl A*	249	146
Intel	4,990	101
International Business Machines	1,210	197
Micron Technology*	6,450	74
Oracle	4,880	163
QUALCOMM	1,080	59
Salesforce.com*	570	76
SanDisk*	1,560	72
Symantec*	3,850	71
Texas Instruments	2,050	71
Total Information technology		1,770
Materials—6.6%
Ball	3,880	139
Celanese, Ser A	2,180	97
Eastman Chemical	1,040	103
Freeport-McMoRan Copper & Gold	2,760	153
Greif, Cl A	1,230	81
Monsanto	1,480	107
Walter Energy	830	112
Total Materials		792
Telecommunication services—4.1%
Aruba Networks*	2,720	92
AT&T	4,790	147
MetroPCS Communications*	9,020	146
Verizon Communications	2,660	103
Total Telecommunication services		488

	Shares	Value (000)
Utilities—1.9%
AES*	7,570	$99
EQT	2,690	135
Total Utilities		234
Total Common stock (Cost $9,811)		11,896
Cash equivalent—1.2%
BlackRock TempCash Fund, Institutional Shares, 0.000%**	148,964	149
Total Cash equivalent (Cost $149)		149
Total Investments—100.1% (Cost $9,960)		$12,045

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $12,033.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

Cl — Class

NY — New York

Ser — Series

The accompanying notes are an integral part of the financial statements.

54 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Quantitative Large Cap Value Fund

March 31, 2011

	Shares	Value (000)
Common stock—97.3%†
Consumer discretionary—9.0%
AutoZone*	50	$14
DIRECTV, Cl A*	270	13
Dollar Tree*	150	8
Home Depot	170	6
Johnson Controls	180	7
Mattel	180	4
Stanley Black & Decker	90	7
Time Warner	160	6
Viacom, Cl B	190	9
Total Consumer discretionary		74
Consumer staples—11.1%
Archer-Daniels-Midland	180	6
Avon Products	300	8
Clorox	80	6
Coca-Cola	100	7
Energizer Holdings*	120	9
Hansen Natural*	160	10
Lorillard	120	11
PepsiCo	140	9
Philip Morris International	140	9
Procter & Gamble	150	9
Wal-Mart Stores	140	7
Total Consumer staples		91
Energy—11.6%
Apache	60	8
Chevron	180	19
ConocoPhillips	180	14
Devon Energy	80	7
Hess	220	19
Occidental Petroleum	100	10
Spectra Energy	360	10
Williams	240	8
Total Energy		95
Financials—25.1%
Allstate	310	10
AMB Property	310	11
American Express	180	8
AON	190	10
Bank of America	400	5
Berkshire Hathaway, Cl B*	260	22

	Shares	Value (000)
Citigroup*	1,890	$8
CNA Financial	310	9
Goldman Sachs Group	30	5
JPMorgan Chase	550	25
MetLife	210	9
NASDAQ OMX Group*	370	10
NYSE Euronext	280	10
People's United Financial	640	8
Prinicipal Financial Group	410	13
Prudential Financial	80	5
Travelers	100	6
Unum Group	490	13
US Bancorp	360	10
Wells Fargo	290	9
Total Financials		206
Health care—12.2%
Boston Scientific*	820	6
Express Scripts*	220	12
Henry Schein*	170	12
Hospira*	100	6
Johnson & Johnson	230	14
Laboratory Corp. of America Holdings*	110	10
Life Technologies*	180	9
Mylan*	180	4
PerkinElmer	280	7
Thermo Fisher Scientific*	160	9
UnitedHealth Group	240	11
Total Health care		100
Industrials—6.5%
Boeing	130	9
Caterpillar	70	8
Honeywell International	160	9
Huntington Ingalls Industries*	23	1
Norfolk Southern	140	10
Northrop Grumman	140	9
Union Pacific	70	7
Total Industrials		53
Information technology—4.6%
Fidelity National Information Services	210	7
Fiserv*	160	10
Intel	320	7

TURNER FUNDS 2011 SEMIANNUAL REPORT 55

FINANCIAL STATEMENTS

Schedule of investments

Turner Quantitative Large Cap Value Fund

	Shares	Value (000)
Microsoft	350	$9
National Semiconductor	370	5
Total Information technology		38
Materials—2.1%
Air Products & Chemicals	60	5
Dow Chemical	150	6
EI du Pont de Nemours	110	6
Total Materials		17
Telecommunication services—6.2%
AT&T	980	30
Verizon Communications	550	21
Total Telecommunication services		51
Utilities—8.9%
AES*	860	11
American Electric Power	240	9
CMS Energy	590	12
Constellation Energy Group	330	10
Exelon	120	5
Pepco Holdings	440	8
Pinnacle West Capital	220	9
Sempra Energy	140	9
Total Utilities		73
Total Common stock (Cost $635)		798
Cash equivalent—5.9%
BlackRock TempCash Fund, Institutional Shares, 0.000%**	47,673	48
Total Cash equivalent (Cost $48)		48
Total Investments—103.2% (Cost $683)		$846

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $820.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

The accompanying notes are an integral part of the financial statements.

56 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Global Opportunities Fund

March 31, 2011

	Shares	Value (000)
Common stock—98.2%†
Consumer discretionary—7.1%
InterContinental Hotels Group	2,408	$49
Las Vegas Sands*	2,270	96
Total Consumer discretionary		145
Consumer staples—5.6%
Natura Cosmeticos	1,860	52
Whole Foods Market	940	62
Total Consumer staples		114
Energy—5.4%
Cimarex Energy	600	69
PT Adaro Energy	166,820	42
Total Energy		111
Financials—6.4%
AIA Group*	23,800	73
Standard Chartered	2,219	58
Total Financials		131
Health care—11.4%
Alexion Pharmaceuticals*	780	77
Shire ADR	1,890	55
Valeant Pharmaceuticals International	2,020	101
Total Health care		233
Industrials—12.0%
Caterpillar	480	53
CNH Global*	1,190	58
Danaher	1,630	85
FANUC	330	50
Total Industrials		246
Information technology—42.9%
Apple*	340	119
ARM Holdings	1,840	52
ASML Holding, NY Shares*	2,110	94
Baidu SP ADR*	550	76
Broadcom, Cl A	1,880	74
Google, Cl A*	140	82
Imagination Technologies Group*	7,490	51
OpenTable*	620	66
QUALCOMM	1,360	75

	Shares	Value (000)
Salesforce.com*	580	$77
SanDisk*	1,230	57
ZTE, H Shares	11,600	54
Total Information technology		877
Materials—7.4%
Silver Wheaton	1,500	65
Walter Energy	630	86
Total Materials		151
Total Common stock (Cost $1,641)		2,008
Cash equivalent—4.0%
BlackRock TempCash Fund, Institutional Shares, 0.000%**	82,474	82
Total Cash equivalent (Cost $82)		82
Total Investments—102.2% (Cost $1,723)		$2,090

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $2,045.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 57

FINANCIAL STATEMENTS

Schedule of investments

Turner Global Opportunities Fund

Country Allocation as of 3/31/11†
United States	55.5%
United Kingdom	10.1
Canada	7.9
Netherlands	7.3
Cayman Islands	3.6
Hong Kong	3.5
China	2.6
Jersey	2.6
Brazil	2.5
Japan	2.4
Indonesia	2.0
Total	100.0%

  †  Percentages are based on total investments.

58 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner International Growth Fund

March 31, 2011

	Shares	Value (000)
Common stock—96.1%
Consumer discretionary—7.2%
Hyundai Motor	530	$98
InterContinental Hotels Group	3,396	70
ITV*	46,363	57
Lululemon Athletica*	1,250	111
LVMH Moet Hennessy Louis Vuitton	541	86
Swatch Group	162	72
Total Consumer discretionary		494
Consumer staples—13.9%
Adecoagro*	6,770	91
Anheuser-Busch InBev	1,720	98
British American Tobacco	2,050	82
Carlsberg, Cl B	744	80
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR*	1,221	50
Danone	1,330	87
Diageo	3,800	72
FamilyMart	2,300	87
Nestle	3,724	214
Remy Cointreau	1,240	93
Total Consumer staples		954
Energy—6.4%
BG Group	4,910	122
Petroleum Geo-Services*	6,270	101
Petrominerales	2,519	96
Suncor Energy	2,660	119
Total Energy		438
Financials—12.4%
AIA Group*	35,769	110
Bank of Nova Scotia	1,447	89
BNP Paribas	1,110	81
H&R Real Estate Investment Trust	2,940	67
HSBC Holdings	12,540	129
Industrial & Commerical Bank of China, H Shares	82,000	68
Julius Baer Group	2,195	95
LIG Insurance*	2,840	69
Standard Chartered	3,183	83
UBS*	3,440	62
Total Financials		853

	Shares	Value (000)
Health care—8.1%
Bayer	849	$66
Covidien	1,280	66
Novo Nordisk, Cl B	660	83
Roche Holding	620	89
Shire ADR	3,000	87
Smith & Nephew	5,690	64
Valeant Pharmaceuticals International	2,119	106
Total Health care		561
Industrials—14.4%
Atlas Copco, A Shares	1,990	53
Beijing Enterprises Holdings	9,500	54
CAE	5,040	67
Canadian National Railway	1,518	115
CNH Global*	1,490	72
FANUC	500	76
Komatsu	2,920	99
Randstad Holding*	1,800	100
Sensata Technologies Holding*	2,040	71
Siemens	840	115
Volvo, B Shares*	5,320	94
Wolseley*	2,243	75
Total Industrials		991
Information technology—15.4%
ARM Holdings	9,890	91
ASML Holding	2,580	114
Baidu ADR*	760	105
Canon	2,400	104
Check Point Software Technologies*	1,440	74
Imagination Technologies Group*	10,610	73
Infosys Technologies ADR	560	40
Mail.ru Group GDR Registered*	1,815	54
Omron	3,400	96
Qihoo 360 Technology ADR*	2,210	65
SAP	1,680	103
SINA*	680	73
ZTE, Cl H	14,410	67
Total Information technology		1,059
Materials—15.4%
Air Liquide	789	105
Arkema	1,235	112

TURNER FUNDS 2011 SEMIANNUAL REPORT 59

FINANCIAL STATEMENTS

Schedule of investments

Turner International Growth Fund

	Shares	Value (000)
BHP Billiton	4,970	$239
Christian Hansen Holding	3,160	72
Goldcorp	2,250	112
LyondellBasell Industries NV, Cl A*	2,350	93
Potash Corp. of Saskatchewan	1,857	110
Rexam	14,620	85
Rio Tinto	1,880	132
Total Materials		1,060
Telecommunication services—1.5%
America Movil, Ser L	35,270	103
Total Telecommunication services		103
Utilities—1.4%
Veolia Environnement	3,195	99
Total Utilities		99
Total Common stock (Cost $5,609)		6,612
Cash equivalent—2.7%
BlackRock TempCash Fund, Institutional Shares, 0.000%**	188,245	188
Total Cash equivalent (Cost $188)		188
Total Investments—98.8% (Cost $5,797)		$6,800

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $6,882.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depository Receipt

NV — Naamloze Vennootschap

Ser — Series

The accompanying notes are an integral part of the financial statements.

Country Allocation as of 3/31/11†
United Kingdom	15.5%
Canada	12.9
France	9.8
Switzerland	7.8
Japan	6.8
Netherlands	6.6
United States	4.4
Germany	4.2
Cayman Islands	3.6
Australia	3.5
Denmark	3.5
Republic of Korea (South)	2.5
Hong Kong	2.4
Jersey	2.4
Sweden	2.2
China	2.0
Mexico	1.5
Norway	1.5
Belgium	1.4
Luxembourg	1.3
Israel	1.1
Ireland (Republic of)	1.0
Russian Federation	0.8
Brazil	0.7
India	0.6
Total	100.0%

  †  Percentages are based on total investments.

60 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Small Cap Equity Fund

March 31, 2011

	Shares	Value (000)
Common stock—99.3%
Consumer discretionary—11.7%
American Greetings, Cl A	2,420	$57
Cooper Tire & Rubber	2,820	73
Dillard's, CI A	880	35
Finish Line, Cl A	3,180	63
Men's Wearhouse	1,860	50
Oxford Industries	1,330	45
Red Robin Gourmet Burgers*	2,460	66
Sally Beauty Holdings*	5,270	74
Select Comfort*	4,060	49
Stage Stores	1,870	36
Steven Madden*	1,425	67
Stoneridge*	3,350	49
Total Consumer discretionary		664
Energy—6.3%
Berry Petroleum, Cl A	1,820	92
Complete Production Services*	1,110	35
Energy XXI (Bermuda)*	2,780	95
Green Plains Renewable Energy*	2,200	26
Lufkin Industries	330	31
Patriot Coal*	3,180	82
Total Energy		361
Financials—15.9%
BioMed Realty Trust	2,400	46
CNO Financial Group*	10,630	80
EZCORP, CI A*	920	29
LaSalle Hotel Properties	3,070	83
Mid-America Apartment Communities	1,390	89
National Penn Bancshares	10,330	80
PennantPark Investment	6,960	83
Platinum Underwriters Holdings	1,310	50
ProAssurance*	510	32
Signature Bank*	1,640	92
Susquehanna Bancshares	5,850	55
SVB Financial Group*	1,880	107
Tanger Factory Outlet Centers	1,920	50
Tower Group	1,210	29
Total Financials		905

	Shares	Value (000)
Health care—12.4%
AMERIGROUP*	1,310	$84
Centene*	2,050	68
Emergent BioSolutions*	3,250	79
Hanger Orthopedic Group*	1,770	46
HealthSouth*	4,340	108
Medicis Pharmaceutical, Cl A	2,470	79
Medidata Solutions*	2,090	53
Sirona Dental Systems*	1,780	89
Skilled Healthcare Group, Cl A*	3,060	44
Zoll Medical*	1,260	56
Total Health care		706
Industrials—19.9%
Aircastle	7,260	88
Alaska Air Group*	1,070	68
Atlas Air Worldwide Holdings*	1,180	82
Esterline Technologies*	1,140	81
Genesee & Wyoming, Cl A*	1,200	70
Hexcel*	4,990	98
MasTec*	3,120	65
Meritor*	2,050	35
Moog, Cl A*	1,580	73
Robbins & Myers	1,500	69
TAL International Group	2,570	93
Titan International	5,090	136
Tutor Perini	2,370	58
WESCO International*	1,480	93
Woodward Governor	770	27
Total Industrials		1,136
Information technology—20.1%
ADTRAN	950	40
Amkor Technology*	5,410	36
Coherent*	640	37
CommVault Systems*	1,710	68
Compuware*	7,700	89
Convergys*	3,580	51
Entegris*	3,600	32
j2 Global Communications*	2,360	70
Mentor Graphics*	6,870	101
OmniVision Technologies*	3,150	112
QuickLogic*	3,210	16
ShoreTel*	8,150	67
Silicon Graphics International*	4,890	105

TURNER FUNDS 2011 SEMIANNUAL REPORT 61

FINANCIAL STATEMENTS  (Unaudited)

Schedule of investments

Turner Small Cap Equity Fund

	Shares	Value (000)
Silicon Image*	6,500	$58
SuccessFactors*	1,130	44
Teradyne*	1,990	35
TIBCO Software*	2,270	62
ValueClick*	4,640	67
VeriFone Systems*	1,000	55
Total Information technology		1,145
Materials—10.8%
Ferro*	5,450	90
Kraton Performance Polymers*	1,540	59
Louisiana-Pacific*	5,760	60
Minerals Technologies	810	56
PolyOne	5,530	79
Rockwood Holdings*	1,970	97
Taseko Mines*	4,800	28
Thompson Creek Metals*	3,280	41
TPC Group*	3,720	108
Total Materials		618
Utilities—2.2%
Avista	2,480	57
Cleco	2,060	71
Total Utilities		128
Total Common stock (Cost $4,079)		5,663
Cash equivalent—1.9%
BlackRock TempCash Fund, Institutional Shares, 0.000%**	107,538	108
Total Cash equivalent (Cost $108)		108
Total Investments—101.2% (Cost $4,187)		$5,771

As of March 31, 2011, all of the Fund's investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

Percentages are based on Net Assets of $5,702.***

  *  Non-income producing security.

  **  Rate shown is the 7-day effective yield as of March 31, 2011.

  ***  This number is listed in thousands.

Cl — Class

The accompanying notes are an integral part of the financial statements.

62 TURNER FUNDS 2011 SEMIANNUAL REPORT

THIS PAGE WAS INTENTIONALLY LEFT BLANK

TURNER FUNDS 2011 SEMIANNUAL REPORT 63

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

March 31, 2011

	Turner Market Neutral Fund		Turner Medical Sciences Long/Short Fund	Turner Spectrum Fund	Turner Titan Fund
Assets:
Investment securities, at cost	$2,853		$4,586	$327,889	$3,723
Investment securities, at value	$2,963		$4,670	$344,283	$3,814
Deposits with brokers for securities sold short	3,435		1,708	196,661	2,500
Deposits with brokers for options	—		—	53,000	—
Foreign currency, at value	—		—	1	—
Receivable for investment securities sold	550		40	35,128	618
Receivable for capital shares sold	—		141	5,857	—
Prepaid expenses	1		—	26	—
Receivable for dividend income	3		—	132	1
Reclaim receivable	—		—	2	—
Total assets	6,952		6,559	635,090	6,933
Liabilities:
Securities sold short, at proceeds	2,805		1,171	167,946	1,932
Written options, premiums received	—		—	2,368	—
Securities sold short, at value	2,858		1,180	172,328	1,969
Written options, at value	—		—	1,900	—
Payable for investment securities purchased	674		181	48,388	789
Obligation to return securities lending collateral	—		—	—	—
Payable for capital shares redeemed	—		—	163	—
Dividends payable on securities sold short (Note 2)	—		—	36	—
Broker fees and charges on short sales payable	—		—	65	—
Payable due to investment adviser	3		6	275	4
Payable due to administrator	—		—	38	—
Payable due to shareholder servicing	—		—	33	—
Payable due to distributor	—		—	5	—
Payable due to fund accounting	—		—	2	—
Payable due to transfer agent	—		—	13	—
Payable due to custodian	—		—	99	—
Payable due to trustees	—		—	2	—
Other accrued expenses	—		2	29	2
Total liabilities	3,535		1,369	223,376	2,764
Net assets	$3,417		$5,190	$411,714	$4,169
*Includes market value of securities on loan	$—		$—	$—	$—
Net assets:
Portfolio capital	$3,326		$5,123	$387,115	$4,160
Undistributed net investment income (accumulated net investment loss)	(1)		(9)	(2,054)	(6)
Accumulated net realized gain (loss) on investments, securities sold short, written options and foreign currency transactions	35		1	14,185	(39)
Net unrealized appreciation on investments, written options, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	57		75	12,468	54
Net assets	$3,417		$5,190	$411,714	$4,169
Outstanding shares of beneficial interest Institutional Class Shares (1)(2)	323,634		218,956	25,897,729	401,734
Outstanding shares of beneficial interest Investor Class Shares (1)(2)	6,861		242,625	8,234,167	6,937
Outstanding shares of beneficial interest Class C Shares (1)(2)	20		44,223	753,227	2,179
Net assets — Institutional Class Shares (2)	$3,345,805		$2,246,619	$306,095,976	$4,076,781
Net assets — Investor Class Shares (2)	$70,889		$2,489,749	$96,840,014	$70,385
Net assets — Class C Shares (2)	$207		$453,444	$8,778,139	$22,088
Net asset value, offering and redemption price per share — Institutional Class Shares	$10.34		$10.26	$11.82	$10.15
Net asset value, offering and redemption price per share — Investor Class Shares	$10.33		$10.26	$11.76	$10.15
Net asset value, offering and redemption price per share — Class C Shares	$10.33	†	$10.25	$11.65	$10.14

64 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

	Turner All Cap Growth Fund	Turner Concentrated Growth Fund	Turner Emerging Growth Fund	Turner Large Growth Fund
Assets:
Investment securities, at cost	$50,852	$49,477	$445,483	$517,913
Investment securities, at value	$62,710 *	$58,841 *	$648,820 *	$667,894 *
Deposits with brokers for securities sold short	—	—	—	—
Deposits with brokers for options	150	150	150	150
Foreign currency, at value	—	—	—	—
Receivable for investment securities sold	—	1,473	3,053	13,591
Receivable for capital shares sold	138	81	698	718
Prepaid expenses	5	7	27	43
Receivable for dividend income	8	3	98	204
Reclaim receivable	—	—	—	—
Total assets	63,011	60,555	652,846	682,600
Liabilities:
Securities sold short, at proceeds	—	—	—	—
Written options, premiums received	—	—	—	—
Securities sold short, at value	—	—	—	—
Written options, at value	—	—	—	—
Payable for investment securities purchased	—	2,116	4,822	5,799
Obligation to return securities lending collateral	3,920	2,703	48,027	16,188
Payable for capital shares redeemed	48	14	937	620
Dividends payable on securities sold short (Note 2)	—	—	—	—
Broker fees and charges on short sales payable	—	—	—	—
Payable due to investment adviser	37	34	432	220
Payable due to administrator	6	6	58	66
Payable due to shareholder servicing	14	12	45	29
Payable due to distributor	—	—	—	—
Payable due to fund accounting	—	—	—	2
Payable due to transfer agent	4	5	18	84
Payable due to custodian	9	10	29	95
Payable due to trustees	—	—	2	9
Other accrued expenses	5	8	40	152
Total liabilities	4,043	4,908	54,410	23,264
Net assets	$58,968	$55,647	$598,436	$659,336
*Includes market value of securities on loan	$3,843	$2,651	$47,085	$15,871
Net assets:
Portfolio capital	$63,595	$78,676	$431,509	$694,725
Undistributed net investment income (accumulated net investment loss)	(225)	(301)	(2,076)	(495)
Accumulated net realized gain (loss) on investments, securities sold short, written options and foreign currency transactions	(16,260)	(32,092)	(34,334)	(184,875)
Net unrealized appreciation on investments, written options, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	11,858	9,364	203,337	149,981
Net assets	$58,968	$55,647	$598,436	$659,336
Outstanding shares of beneficial interest Institutional Class Shares (1)(2)	—	—	6,614,524	42,720,337
Outstanding shares of beneficial interest Investor Class Shares (1)(2)	6,212,182	6,817,217	3,940,603	9,093,898
Outstanding shares of beneficial interest Class C Shares (1)(2)	—	—	—	—
Net assets — Institutional Class Shares (2)	$—	$—	$375,778,386	$544,161,511
Net assets — Investor Class Shares (2)	$58,968,064	$55,647,184	$222,657,477	$115,174,342
Net assets — Class C Shares (2)	$—	$—	$—	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$—	$—	$56.81	$12.74
Net asset value, offering and redemption price per share — Investor Class Shares	$9.49	$8.16	$56.50	$12.67
Net asset value, offering and redemption price per share — Class C Shares	$—	$—	$—	$—

(1)  Unlimited authorization — par value $0.00001.

(2)  Shares and Net Assets have not been rounded.

†  Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 65

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

March 31, 2011

	Turner Midcap Growth Fund	Turner Small Cap Growth Fund	Turner Quantitative Broad Market Equity Fund	Turner Quantitative Large Cap Value Fund
Assets:
Investment securities, at cost	$895,220	$300,750	$9,960	$683
Investment securities, at value	$1,327,413 *	$400,110 *	$12,045	$846
Deposits with brokers for securities sold short	—	—	—	—
Deposits with brokers for options	150	150	—	—
Foreign currency, at value	—	—	—	—
Receivable for investment securities sold	3,192	7,078	—	—
Receivable for capital shares sold	2,605	1,291	15	—
Prepaid expenses	41	16	4	5
Receivable for dividend income	227	96	13	1
Reclaim receivable	16	—	—	—
Total assets	1,333,644	408,741	12,077	852
Liabilities:
Payable for investment securities purchased	—	5,847	—	—
Obligation to return securities lending collateral	112,149	54,601	—	—
Payable for capital shares redeemed	777	2,745	13	—
Payable due to investment adviser	790	200	10	6
Payable due to administrator	139	34	1	—
Payable due to shareholder servicing	211	87	—	—
Payable due to distributor	1	—	—	—
Payable due to fund accounting	1	—	—	3
Payable due to transfer agent	59	11	5	9
Payable due to custodian	50	25	10	12
Payable due to trustees	7	1	—	—
Other accrued expenses	129	22	5	2
Total liabilities	114,313	63,573	44	32
Net assets	$1,219,331	$345,168	$12,033	$820
*Includes market value of securities on loan	$109,950	$53,531	$—	$—
Net assets:
Portfolio capital	$1,041,357	$269,703	$10,488	$909
Undistributed net investment income (accumulated net investment loss)	(945)	(1,301)	26	3
Accumulated net realized gain (loss) on investments and foreign currency transactions	(253,274)	(22,594)	(566)	(255)
Net unrealized appreciation on investments, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	432,193	99,360	2,085	163
Net assets	$1,219,331	$345,168	$12,033	$820
Outstanding shares of beneficial interest Institutional Class Shares (1)(2)	6,627,700	—	1,139,453	90,480
Outstanding shares of beneficial interest Investor Class Shares (1)(2)	24,623,167	9,147,305	2,755	586
Outstanding shares of beneficial interest Retirement Class Shares (1)(2)	140,448	—	—	—
Net assets — Institutional Class Shares (2)	$258,926,793	$—	$12,003,958	$814,803
Net assets — Investor Class Shares (2)	$955,149,753	$345,167,747	$28,958	$5,276
Net assets — Retirement Class Shares (2)	$5,254,383	$—	$—	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$39.07	$—	$10.53	$9.01
Net asset value, offering and redemption price per share — Investor Class Shares	$38.79	$37.73	$10.51	$9.00
Net asset value, offering and redemption price per share — Retirement Class Shares	$37.41	$—	$—	$—

66 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

	Turner Global Opportunities Fund	Turner International Growth Fund	Turner Small Cap Equity Fund
Assets:
Investment securities, at cost	$1,723	$5,797	$4,187
Investment securities, at value	$2,090	$6,800	$5,771
Deposits with brokers for securities sold short	—	—	—
Deposits with brokers for options	—	—	—
Foreign currency, at value	—	2	—
Receivable for investment securities sold	—	143	31
Receivable for capital shares sold	20	52	1
Prepaid expenses	4	18	10
Receivable for dividend income	3	13	9
Reclaim receivable	—	6	—
Total assets	2,117	7,034	5,822
Liabilities:
Payable for investment securities purchased	—	112	11
Obligation to return securities lending collateral	—	—	—
Payable for capital shares redeemed	50	—	77
Payable due to investment adviser	4	8	4
Payable due to administrator	—	1	1
Payable due to shareholder servicing	—	—	1
Payable due to distributor	—	—	—
Payable due to fund accounting	4	4	1
Payable due to transfer agent	3	3	3
Payable due to custodian	11	21	21
Payable due to trustees	—	—	—
Other accrued expenses	—	3	1
Total liabilities	72	152	120
Net assets	$2,045	$6,882	$5,702
*Includes market value of securities on loan	$—	$—	$—
Net assets:
Portfolio capital	$1,586	$6,096	$10,446
Undistributed net investment income (accumulated net investment loss)	(3)	(60)	55
Accumulated net realized gain (loss) on investments and foreign currency transactions	95	(158)	(6,383)
Net unrealized appreciation on investments, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	367	1,004	1,584
Net assets	$2,045	$6,882	$5,702
Outstanding shares of beneficial interest Institutional Class Shares (1)(2)	94,172	555,514	26
Outstanding shares of beneficial interest Investor Class Shares (1)(2)	49,982	44,989	400,532
Outstanding shares of beneficial interest Retirement Class Shares (1)(2)	—	—	—
Net assets — Institutional Class Shares (2)	$1,337,564	$6,367,616	$365
Net assets — Investor Class Shares (2)	$707,880	$514,724	$5,701,191
Net assets — Retirement Class Shares (2)	$—	$—	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$14.20	$11.46	$14.24	†
Net asset value, offering and redemption price per share — Investor Class Shares	$14.16	$11.44	$14.23
Net asset value, offering and redemption price per share — Retirement Class Shares	$—	$—	$—

(1)  Unlimited authorization — par value $0.00001.

(2)  Shares and Net Assets have not been rounded.

†  Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 67

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Market Neutral Fund	Turner Medical Sciences Long/Short Fund	Turner Spectrum Fund	Turner Titan Fund
	2/7/11(1) thru 3/31/11	2/7/11(1) thru 3/31/11	10/1/10 thru 3/31/11	2/7/11(1) thru 3/31/11
Investment income:
Dividend	$5	$1	$1,193	$2
Securities lending	—	—	—	—
Foreign taxes withheld	—	—	(20)	—
Total Investment Income	5	1	1,173	2
Expenses:
Investment advisory fees	5	6	2,251	5
Administrator fees	—	1	211	—
Shareholder service fees (2)	—	1	87	—
Shareholder service fees (3)	—	—	10	—
Distribution fees (3)	—	—	29	—
Chief compliance officer fees	—	—	6	—
Accounting agent fees	—	—	10	—
Dividend expense	1	—	364	1
Broker fees and charges on short sales	—	1	485	—
Custodian fees	—	—	159	—
Transfer agent fees	—	—	29	—
Registration fees	2	2	67	2
Professional fees	—	—	28	—
Trustees' fees	—	—	8	—
Insurance and other fees	—	—	31	2
Total expenses	8	11	3,775	10
Less:
Investment advisory fee waiver	(2)	(1)	(768)	(2)
Net expenses	6	10	3,007	8
Net investment loss	(1)	(9)	(1,834)	(6)
Net realized gain (loss) from securities sold	54	(22)	42,184	(31)
Net realized gain (loss) from securities sold short	(19)	23	(20,978)	(8)
Net realized gain (loss) on written options contracts	—	—	124	—
Net realized gain on foreign currency transactions	—	—	251	—
Net change in unrealized appreciation (depreciation) on investments	110	84	7,813	91
Net change in unrealized appreciation (depreciation) on securities sold short	(53)	(9)	(2,718)	(37)
Net change in unrealized appreciation (depreciation) on written option contracts	—	—	524	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	(13)	—
Net realized and unrealized gain (loss) on investments, options and foreign currencies	92	76	27,187	15
Net increase (decrease) in net assets resulting from operations	$91	$67	$25,353	$9

68 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

	Turner All Cap Growth Fund	Turner Concentrated Growth Fund	Turner Emerging Growth Fund	Turner Large Growth Fund
	10/1/10 thru 3/31/11	10/1/10 thru 3/31/11	10/1/10 thru 3/31/11	10/1/10 thru 3/31/11
Investment income:
Dividend	$102	$106	$1,068	$1,760
Securities lending	4	5	141	24
Foreign taxes withheld	—	(4)	(22)	(29)
Total Investment Income	106	107	1,187	1,755
Expenses:
Investment advisory fees	294	361	2,615	1,669
Administrator fees	30	36	368	391
Shareholder service fees (2)	51	63	251	188
Shareholder service fees (3)	—	—	—	—
Distribution fees (3)	—	—	—	—
Chief compliance officer fees	1	2	12	22
Accounting agent fees	1	1	2	4
Dividend expense	—	—	—	—
Broker fees and charges on short sales	—	—	—	—
Custodian fees	15	16	68	115
Transfer agent fees	9	12	61	132
Registration fees	8	9	27	26
Professional fees	5	7	59	115
Trustees' fees	1	2	16	29
Insurance and other fees	7	10	58	95
Total expenses	422	519	3,537	2,786
Less:
Investment advisory fee waiver	(91)	(111)	(274)	(668)
Net expenses	331	408	3,263	2,118
Net investment loss	(225)	(301)	(2,076)	(363)
Net realized gain (loss) from securities sold	4,605	8,670	53,059	83,050
Net realized gain (loss) from securities sold short	—	—	—	—
Net realized gain (loss) on written options contracts	—	—	—	—
Net realized gain on foreign currency transactions	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	5,176	1,537	97,658	48,653
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—
Net change in unrealized appreciation (depreciation) on written option contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—
Net realized and unrealized gain (loss) on investments, options and foreign currencies	9,781	10,207	150,717	131,703
Net increase (decrease) in net assets resulting from operations	$9,556	$9,906	$148,641	$131,340

(1)  Commencement of operations.

(2)  Attributable to Investor Class Shares only.

(3)  Attributable to Class C Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 69

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Midcap Growth Fund	Turner Small Cap Growth Fund	Turner Quantitative Broad Market Equity Fund	Turner Quantitative Large Cap Value Fund
	10/1/10 thru 3/31/11	10/1/10 thru 3/31/11	10/1/10 thru 3/31/11	10/1/10 thru 3/31/11
Investment income:
Dividend	$5,142	$409	$104	$9
Interest	—	—	—	—
Securities lending	101	239	—	—
Foreign taxes withheld	(59)	—	—	—
Total Investment Income	5,184	648	104	9
Expenses:
Investment advisory fees	4,054	1,557	29	2
Administrator fees	760	219	8	1
Shareholder service fees (1)	1,080	389	—	—
Shareholder service fees (2)	7	—	—	—
Distribution fees (2)	7	—	—	—
Chief compliance officer fees	31	6	1	—
Accounting agent fees	4	2	1	4
Custodian fees	95	54	10	8
Transfer agent fees	163	33	9	10
Registration fees	34	13	12	21
Professional fees	146	31	3	—
Trustees' fees	39	8	1	—
Insurance and other fees	151	29	3	1
Total expenses before fee reductions	6,571	2,341	77	47
Less:
Investment advisory fee waiver	(442)	(392)	(29)	(2)
Reimbursements of other operating expenses	—	—	(12)	(42)
Net expenses	6,129	1,949	36	3
Net investment income (loss)	(945)	(1,301)	68	6
Net realized gain from securities sold	110,241	48,313	85	22
Net realized loss on foreign currency transactions	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	170,889	34,360	1,874	96
Net realized and unrealized gain (loss) from investments, options and foreign currencies	281,130	82,673	1,959	118
Net increase (decrease) in net assets resulting from operations	$280,185	$81,372	$2,027	$124

70 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

	Turner Global Opportunities Fund	Turner International Growth Fund	Turner Small Cap Equity Fund
	10/1/10 thru 3/31/11	10/1/10 thru 3/31/11	10/1/10 thru 3/31/11
Investment income:
Dividend	$7	$40	$49
Interest	—	—	—
Securities lending	—	—	53
Foreign taxes withheld	(1)	(4)	—
Total Investment Income	6	36	102
Expenses:
Investment advisory fees	6	26	30
Administrator fees	1	4	4
Shareholder service fees (1)	—	—	7
Shareholder service fees (2)	—	—	—
Distribution fees (2)	—	—	—
Chief compliance officer fees	—	—	—
Accounting agent fees	8	9	2
Custodian fees	11	22	26
Transfer agent fees	5	5	6
Registration fees	5	16	18
Professional fees	—	1	1
Trustees' fees	—	—	—
Insurance and other fees	2	3	3
Total expenses before fee reductions	38	86	97
Less:
Investment advisory fee waiver	(6)	(26)	(30)
Reimbursements of other operating expenses	(23)	(27)	(22)
Net expenses	9	33	45
Net investment income (loss)	(3)	3	57
Net realized gain from securities sold	100	1,030	1,255
Net realized loss on foreign currency transactions	(1)	(15)	—
Net change in unrealized appreciation (depreciation) on investments	208	183	352
Net realized and unrealized gain (loss) from investments, options and foreign currencies	307	1,198	1,607
Net increase (decrease) in net assets resulting from operations	$304	$1,201	$1,664

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Retirement Class Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 71

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Market Neutral Fund	Turner Medical Sciences Long/Short Fund	Turner Spectrum Fund		Turner Titan Fund	Turner All Cap Growth Fund
	2/7/11(1) thru 3/31/2011 (unaudited)	2/7/11(1) thru 3/31/2011 (unaudited)	period ended 3/31/2011 (unaudited)	year ended 9/30/2010	2/7/11(1) thru 3/31/2011 (unaudited)	period ended 3/31/2011 (unaudited)	year ended 9/30/2010
Investment activities:
Net investment loss	$(1)	$(9)	$(1,834)	$(1,410)	$(6)	$(225)	$(344)
Net realized gain (loss) from securities sold and securities sold short	35	1	21,206	(6,861)	(39)	4,728	3,912
Net realized gain (loss) on written option contracts	—	—	124	247	—	(123)	—
Net realized gain (loss) on foreign currency transactions	—	—	251	(138)	—	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	57	75	5,095	6,237	54	5,176	261
Net change in unrealized appreciation (depreciation) on written option contracts	—	—	524	(56)	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	(13)	(2)	—	—	—
Net increase (decrease) in net assets resulting from operations	91	67	25,353	(1,983)	9	9,556	3,829
Dividends and distributions to shareholders:
Net investment income
Investor Class Shares	—	—	—	—	—	—	(23)^
Realized capital gains
Institutional Class Shares	—	—	—	(92)	—	—	—
Investor Class Shares	—	—	—	(47)	—	—	—
Class C Shares	—	—	—	(3)	—	—	—
Total dividends and distributions	—	—	—	(142)	—	—	(23)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	3,257	2,205	171,503	187,039	4,068	—	—
Proceeds from shares issued in lieu of cash distributions	—	—	—	84	—	—	—
Cost of shares redeemed	—	—	(63,927)	(14,332)	—	—	—
Net increase in net assets from Institutional Class Shares transactions	3,257	2,205	107,576	172,791	4,068	—	—
Investor Class Shares
Proceeds from shares issued	69	2,489	52,605	57,936	70	37,338	7,014
Proceeds from shares issued in lieu of cash distributions	—	—	—	47	—	—	22
Cost of shares redeemed	—	(22)	(13,843)	(10,048)	—	(11,153)	(13,939)
Net increase (decrease) in net assets from Investor Class Shares transactions	69	2,467	38,762	47,935	70	26,185	(6,903)
Class C Shares
Proceeds from shares issued	—	451	2,013	7,401	22	—	—
Proceeds from shares issued in lieu of cash distributions	—	—	—	3	—	—	—
Cost of shares redeemed	—	—	(1,046)	(197)	—	—	—
Net increase in net assets from Class C Shares transactions	—	451	967	7,207	22	—	—
Net increase (decrease) in net assets from capital share transactions	3,326	5,123	147,305	227,933	4,160	26,185	(6,903)
Total increase (decrease) in net assets	3,417	5,190	172,658	225,808	4,169	35,741	(3,097)
Net Assets:
Beginning of period	—	—	239,056	13,248	—	23,227	26,324
End of period	$3,417	$5,190	$411,714	$239,056	$4,169	$58,968	$23,227
Accumulated net investment loss	$(1)	$(9)	$(2,054)	$(220)	$(6)	$(225)	$—
Share issued and redeemed:
Institutional Class Shares
Issued	324	219	11,456	17,118	402	—	—
Issued in lieu of cash distributions	—	—	—	8	—	—	—
Redeemed	—	—	(2,154)	(1,333)	—	—	—
Net increase in Institutional Class Shares	324	219	9,302	15,793	402	—	—
Investor Class Shares
Issued	7	245	4,603	5,370	7	4,164	1,076
Issued in lieu of cash distributions	—	—	—	4	—	—	4
Redeemed	—	(2)	(1,228)	(938)	—	(1,255)	(2,198)
Net increase (decrease) in Investor Class Shares	7	243	3,375	4,436	7	2,909	(1,118)
Class C Shares
Issued	—	44	176	688	2	—	—
Redeemed	—	—	(92)	(19)	—	—	—
Net increase in Class C Shares	—	44	84	669	2	—	—
Net increase (decrease) in share transactions	331	506	12,761	20,898	411	2,909	(1,118)

(1)  Commencement of operations.

^  Includes return of capital of $1 (000).

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

72 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

TURNER FUNDS 2011 SEMIANNUAL REPORT 73

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Concentrated Growth Fund		Turner Emerging Growth Fund		Turner Large Growth Fund		Turner Midcap Growth Fund		Turner Small Cap Growth Fund
	period ended 3/31/2011 (unaudited)	year ended 9/30/2010	period ended 3/31/2011 (unaudited)	year ended 9/30/2010	period ended 3/31/2011 (unaudited)	year ended 9/30/2010	period ended 3/31/2011 (unaudited)	year ended 9/30/2010	period ended 3/31/2011 (unaudited)	year ended 9/30/2010
Investment activities:
Net investment income (loss)	$(301)	$(468)	$(2,076)	$(3,867)	$(363)	$751	$(945)	$(4,906)	$(1,301)	$(1,976)
Net realized gain from securities sold	8,670	4,512	53,059	31,561	83,050	28,303 †	110,241	107,778	48,313	25,168
Net change in unrealized appreciation (depreciation) on investments	1,537	(1,040)	97,658	22,753	48,653	6,444	170,889	24,016	34,360	14,979
Net increase in net assets resulting from operations	9,906	3,004	148,641	50,447	131,340	35,498	280,185	126,888	81,372	38,171
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	—	(671)	(1,623)	—	—	—	—
Investor Class Shares	—	(121)^	—	—	—	(664)	—	—	—	—
Total dividends and distributions	—	(121)	—	—	(671)	(2,287)	—	—	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	—	37,982	44,818	20,103	279,938	71,011	61,281	—	—
Proceeds from Fund acquisition (Note 14)	—	—	—	—	140,336	—	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	—	—	—	—	612	1,398	—	—	—	—
Cost of shares redeemed	—	—	(30,086)	(41,796)	(95,758)	(312,150)†	(32,121)	(48,879)	—	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	—	—	7,896	3,022	65,293	(30,814)	38,890	12,402	—	—
Investor Class Shares
Proceeds from shares issued	9,255	12,686	13,917	16,414	10,459	158,361	124,576	189,151	61,598	56,625
Proceeds from Fund acquisition (Note 14)	—	—	—	—	1,518	—	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	—	119	—	—	—	597	—	—	—	—
Cost of shares redeemed	(6,438)	(12,737)	(25,286)	(49,217)	(90,003)	(254,148)	(144,360)	(407,498)	(72,727)	(70,731)
Net increase (decrease) in net assets from Investor Class Shares transactions	2,817	68	(11,369)	(32,803)	(78,026)	(95,190)	(19,784)	(218,347)	(11,129)	(14,106)
Retirement Class Shares
Proceeds from shares issued	—	—	—	—	—	—	909	793	—	—
Cost of shares redeemed	—	—	—	—	—	—	(1,564)	(642)	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	—	—	—	—	—	—	(655)	151	—	—
Net increase (decrease) in net assets from capital share transactions	2,817	68	(3,473)	(29,781)	(12,733)	(126,004)	18,451	(205,794)	(11,129)	(14,106)
Total increase (decrease) in net assets	12,723	2,951	145,168	20,666	117,936	(92,793)	298,636	(78,906)	70,243	24,065
Net Assets:
Beginning of period	42,924	39,973	453,268	432,602	541,400	634,193	920,695	999,601	274,925	250,860
End of period	$55,647	$42,924	$598,436	$453,268	$659,336	$541,400	$1,219,331	$920,695	$345,168	$274,925
Undistributed net investment income (accumulated net investment income)	$(301)	$—	$(2,076)	$—	$(495)	$539	$(945)	$—	$(1,301)	$—
Share issued and redeemed:
Institutional Class Shares
Issued	—	—	739	1,099	4,220	27,088	2,027	2,060	—	—
Share from Fund acquisition (Note 14)	—	—	—	—	10,966	—	—	—	—	—
Issued in lieu of cash distributions	—	—	—	—	51	132	—	—	—	—
Redeemed	—	—	(628)	(1,049)	(8,295)	(29,854)†	(917)	(1,752)	—	—
Net increase (decrease) in Institutional Class Shares	—	—	111	50	6,942	(2,634)	1,110	308	—	—
Investor Class Shares
Issued	1,191	2,002	271	411	930	15,470	3,515	6,754	1,762	2,130
Share from Fund acquisition (Note 14)	—	—	—	—	119	—	—	—	—	—
Issued in lieu of cash distributions	—	18	—	—	—	56	—	—	—	—
Redeemed	(845)	(2,036)	(508)	(1,240)	(7,566)	(25,538)	(4,157)	(14,508)	(2,104)	(2,609)
Net increase (decrease) in Investor Class Shares	346	(16)	(237)	(829)	(6,517)	(10,012)	(642)	(7,754)	(342)	(479)
Retirement Class Shares
Issued	—	—	—	—	—	—	27	29	—	—
Redeemed	—	—	—	—	—	—	(46)	(24)	—	—
Net increase (decrease) in Retirement Class Shares	—	—	—	—	—	—	(19)	5	—	—
Net increase (decrease) in share transactions	346	(16)	(126)	(779)	425	(12,646)	449	(7,441)	(342)	(479)

†  Includes realized gains, losses or redemptions as a result of in-kind transactions (See Note 13 to Financial Statements.)

^  Includes return of capital of $1 (000).

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

74 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

TURNER FUNDS 2011 SEMIANNUAL REPORT 75

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Quantitative Broad Market Equity Fund		Turner Quantitative Large Cap Value Fund		Turner Global Opportunities Fund		Turner International Growth Fund		Turner Small Cap Equity Fund
	period ended 3/31/2011 (unaudited)	year ended 9/30/2010	period ended 3/31/2011 (unaudited)	year ended 9/30/2010	period ended 3/31/2011 (unaudited)	5/7/10(1) thru 9/30/2010	period ended 3/31/2011 (unaudited)	year ended 9/30/2010	period ended 3/31/2011 (unaudited)	year ended 9/30/2010
Investment activities:
Net investment income (loss)	$68	$68	$6	$10	$(3)	$(1)	$3	$24	$57	$38
Net realized gain (loss) from securities sold	85	(473)	22	104	100	(4)	1,030	465	1,255	4,883
Net realized loss on foreign currency transactions	—	—	—	—	(1)	(1)	(15)	(12)	—	—
Net change in unrealized appreciation (depreciation) on investments	1,874	133	96	(58)	208	159	183	187	352	(3,478)
Net increase (decrease) in net assets resulting from operations	2,027	(272)	124	56	304	153	1,201	664	1,664	1,443
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	(107)	(7)	(11)	(13)	—	—	(48)	(59)	(10)	—
Investor Class Shares	—	—	—	—	—	—	(1)	—	(12)	—
Total dividends and distributions	(107)	(7)	(11)	(13)	—	—	(49)	(59)	(22)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	998	12,228	3	1	417	1,000	319	518	1,740	723
Proceeds from shares issued in lieu of cash distributions	107	7	11	13	—	—	48	59	10	—
Cost of shares redeemed	(1,969)	(1,525)	(137)	(3)	(522)	—	(126)	—	(2,260)	(6,351)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(864)	10,710	(123)	11	(105)	1,000	241	577	(510)	(5,628)
Investor Class Shares
Proceeds from shares issued	5	15	—	—	695	—	484	135	280	1,249
Proceeds from shares issued in lieu of cash distributions	—	—	—	—	—	—	1	—	12	—
Cost of shares redeemed	—	(5)	—	—	(2)	—	(125)	(36)	(2,170)	(19,715)
Net increase (decrease) in net assets from Investor Class Shares transactions	5	10	—	—	693	—	360	99	(1,878)	(18,466)
Net increase (decrease) in net assets from capital share transactions	(859)	10,720	(123)	11	588	1,000	601	676	(2,388)	(24,094)
Total increase (decrease) in net assets	1,061	10,441	(10)	54	892	1,153	1,753	1,281	(746)	(22,651)
Net Assets:
Beginning of period	10,972	531	830	776	1,153	—	5,129	3,848	6,448	29,099
End of period	$12,033	$10,972	$820	$830	$2,045	$1,153	$6,882	$5,129	$5,702	$6,448
Undistributed net investment income (accumulated net investment income)	$26	$65	$3	$8	$(3)	$—	$(60)	$(14)	$55	$20
Share issued and redeemed:
Institutional Class Shares
Issued	102	1,338	—	—	31	100	29	60	147	69
Issued in lieu of cash distributions	11	1	1	2	—	—	4	7	1	—
Redeemed	(202)	(173)	(16)	—	(37)	—	(11)	—	(174)	(597)
Net increase (decrease) in Institutional Class Shares	(89)	1,166	(15)	2	(6)	100	22	67	(26)	(528)
Investor Class Shares
Issued	—	2	—	—	50	—	45	16	22	124
Issued in lieu of cash distributions	—	—	—	—	—	—	—	—	1	—
Redeemed	—	(1)	—	—	—	—	(12)	(4)	(180)	(1,976)
Net increase (decrease) in Investor Class Shares	—	1	—	—	50	—	33	12	(157)	(1,852)
Net increase (decrease) in share transactions	(89)	1,167	(15)	2	44	100	55	79	(183)	(2,380)

(1)  Commencement of operations.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

76 TURNER FUNDS 2011 SEMIANNUAL REPORT

(Unaudited)

TURNER FUNDS 2011 SEMIANNUAL REPORT 77

FINANCIAL STATEMENTS

(Unaudited)

Statements of cash flows (000)

	Turner Market Neutral Fund	Turner Medical Sciences Long/Short Fund
	2/7/11(1) thru 3/31/11	2/7/11(1) thru 3/31/11
Cash flows from operating activities:
Net increase(decrease) in net assets resulting from operations	$91	$67
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Purchases of long-term portfolio investments	(7,211)	(3,241)
Proceeds from sales of long-term portfolio investments	4,415	1,356
Purchases of short-term portfolio investments	(4,136)	(5,510)
Proceeds from sales of short-term investments	4,133	2,787
Payments to cover securities sold short	(4,599)	(1,232)
Proceeds from securities sold short	7,385	2,426
Realized gain from securities sold and securities sold short	(35)	(1)
Change in unrealized appreciation (depreciation) on investments	(110)	(84)
Change in unrealized appreciation (depreciation) on securities sold short	53	9
Increase in deposits with brokers for securities sold short and options	(3,435)	(1,708)
Increase in receivable for investment securities sold	(550)	(40)
Increase in prepaid expenses	(1)	—
Increase in receivable for dividend income	(3)	—
Increase in payable for investment securities purchased	674	181
Increase in payable due to investment adviser	3	6
Increase in other accrued expenses	—	2
Net cash provided by operating activities	(3,326)	(4,982)
Cash flows from financing activities:
Proceeds from shares issued	3,326	5,004
Cost of shares reedemed	—	(22)
Distributions from capital gains	—	—
Net cash used in financing activities	3,326	4,982
Net increase in cash	—	—
Cash, beginning of period	—	—
Cash, end of period	$—	$—
Non-cash Capital shares sold receivable	$—	$(141)
Capital shares redeemed payable	—	—
Reinvestments of distributions	—	—

(1)  Commencement of operations.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

78 TURNER FUNDS 2011 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

(Unaudited)

Statements of cash flows (000)

	Turner Spectrum Fund	Turner Titan Fund
	period ended 3/31/11	2/7/11(1) thru 3/31/11
Cash flows from operating activities:
Net increase(decrease) in net assets resulting from operations	$25,353	$9
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Purchases of long-term portfolio investments	(1,244,184)	(6,233)
Proceeds from sales of long-term portfolio investments	1,189,623	2,810
Purchases of short-term portfolio investments	(552,047)	(4,960)
Proceeds from sales of short-term investments	513,934	4,629
Payments to cover securities sold short	(939,893)	(3,057)
Proceeds from securities sold short	972,176	4,981
Realized gain on written option contracts	(124)	—
Realized gain/loss from securities sold and securities sold short	(21,206)	39
Premiums received from written option contracts	13,655	—
Premiums paid to closed option contracts	(11,403)	—
Change in unrealized appreciation (depreciation) on investments	(7,813)	(91)
Change in unrealized appreciation (depreciation) on written option contracts	(524)	—
Change in unrealized appreciation (depreciation) on securities sold short	2,718	37
Increase in deposits with brokers for securities sold short and options	(88,573)	(2,500)
Increase in receivable for investment securities sold	(5,371)	(618)
Decrease in prepaid expenses	38	—
Increase in receivable for dividend income	(70)	(1)
Increase in reclaim receivable	(1)	—
Increase in payable for investment securities purchased	9,985	789
Decrease in broker fees and charges on short sales payable	(5)	—
Increase in payable due to investment adviser	294	4
Increase in payable due to shareholder servicing	11	—
Increase in payable due to distributor	1	—
Increase in payable due to administrator	38	—
Decrease in dividends payable on securities sold short	(22)	—
Increase in other accrued expenses	80	2
Net cash provided by operating activities	(143,330)	(4,160)
Cash flows from financing activities:
Proceeds from shares issued	222,076	4,160
Cost of shares reedemed	(78,746)	—
Net cash used in financing activities	143,330	4,160
Net increase in cash	—	—
Cash, beginning of period	—	—
Cash, end of period	$—	$—
Non-cash Capital shares sold receivable	$(4,044)	$—
Capital shares redeemed payable	70	—
Reinvestments of distributions	134	—

(1)  Commencement of operations.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 79

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Market Neutral Fund — Institutional Class Shares
2011	(1)	$10.00	(0.01	) (2)	0.35		0.34	—	—	—	$10.34
Turner Market Neutral Fund — Investor Class Shares
2011	(1)	$10.00	—	(2)*	0.33		0.33	—	—	—	$10.33
Turner Market Neutral Fund — Class C Shares
2011	(1)	$10.00	(0.02	) (2)	0.35		0.33	—	—	—	$10.33
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2011	(1)	$10.00	(0.03	) (2)	0.29		0.26	—	—	—	$10.26
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2011	(1)	$10.00	(0.03	) (2)	0.29		0.26	—	—	—	$10.26
Turner Medical Sciences Long/Short Fund — Class C Shares
2011	(1)	$10.00	(0.04	) (2)	0.29		0.25	—	—	—	$10.25
Turner Spectrum Fund — Institutional Class Shares
2011	**	$10.82	(0.06	) (2)	1.06		1.00	—	—	—	$11.82
2010		$10.81	(0.13	) (2)	0.21	(3)	0.08	—	(0.07)	(0.07)	$10.82
2009	(5)	$10.00	(0.07	) (2)	0.88		0.81	—	—	—	$10.81
Turner Spectrum Fund — Investor Class Shares
2011	**	$10.78	(0.08	) (2)	1.06		0.98	—	—	—	$11.76
2010		$10.80	(0.16	) (2)	0.21	(3)	0.05	—	(0.07)	(0.07)	$10.78
2009	(5)	$10.00	(0.09	) (2)	0.89		0.80	—	—	—	$10.80
Turner Spectrum Fund — Class C Shares
2011	**	$10.72	(0.12	) (2)	1.05		0.93	—	—	—	$11.65
2010		$10.80	(0.24	) (2)	0.23	(3)	(0.01)	—	(0.07)	(0.07)	$10.72
2009	(7)	$9.98	(0.07	) (2)	0.89		0.82	—	—	—	$10.80
Turner Titan Fund — Institutional Class Shares
2011	(1)	$10.00	(0.02	) (2)	0.17		0.15	—	—	—	$10.15
Turner Titan Fund — Investor Class Shares
2011	(1)	$10.00	(0.03	) (2)	0.18		0.15	—	—	—	$10.15
Turner Titan Fund — Class C Shares
2011	(1)	$10.00	(0.04	) (2)	0.18		0.14	—	—	—	$10.14
Turner All Cap Growth Fund — Investor Class Shares
2011	**	$7.03	(0.05	) (2)	2.51		2.46	—	—	—	$9.49
2010		$5.95	(0.09	) (2)	1.18		1.09	(0.01)	—	(0.01)	$7.03
2009		$5.60	—	* (2)	0.35		0.35	—	—	—	$5.95
2008		$8.72	(0.07	) (2)	(3.05)		(3.12)	—	—	—	$5.60
2007		$6.26	(0.07	) (2)	2.53		2.46	—	—	—	$8.72
2006		$5.86	(0.07	) (2)	0.47	(3)	0.40	—	—	—	$6.26

80 TURNER FUNDS 2011 SEMIANNUAL REPORT

		Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†		Ratio of net expenses to average net assets		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets†	Portfolio turnover rate††
Turner Market Neutral Fund — Institutional Class Shares
2011	(1)	3.40	%†††	$3,346	1.95%		1.95%		2.56%	(0.36)%	231%
Turner Market Neutral Fund — Investor Class Shares
2011	(1)	3.30	%†††	$71	2.17%		2.17%		2.94%	(0.28)%	231%
Turner Market Neutral Fund — Class C Shares
2011	(1)	3.30	%†††	$—	2.92%		2.92%		3.19%	(1.49)%	231%
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2011	(1)	2.60	%†††	$2,247	1.93%		1.93%		2.12%	(1.73)%	105%
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2011	(1)	2.60	%†††	$2,490	2.18%		2.18%		2.49%	(2.11)%	105%
Turner Medical Sciences Long/Short Fund — Class C Shares
2011	(1)	2.50	%†††	$453	2.93%		2.93%		3.10%	(2.84)%	105%
Turner Spectrum Fund — Institutional Class Shares
2011	**	9.24	%†††	$306,096	1.91%		1.91%		2.43%	(1.13)%	556%
2010		0.77%		$179,526	1.91	% (4)	1.91	% (4)	2.85%	(1.23)%	1,808%
2009	(5)	8.10	%†††	$8,681	2.44	% (6)	2.44	% (6)	5.63%	(1.78)%	663%
Turner Spectrum Fund — Investor Class Shares
2011	**	9.09	%†††	$96,840	2.16%		2.16%		2.67%	(1.39)%	556%
2010		0.49%		$52,361	2.17	% (4)	2.17	% (4)	3.12%	(1.52)%	1,808%
2009	(5)	8.00	%†††	$4,567	2.71	% (6)	2.71	% (6)	5.84%	(2.09)%	663%
Turner Spectrum Fund — Class C Shares
2011	**	8.68	%†††	$8,778	2.91%		2.91%		3.42%	(2.12)%	556%
2010		(0.07)%		$7,169	2.92	% (4)	2.92	% (4)	3.82%	(2.19)%	1,808%
2009	(7)	8.22	%†††	$—	2.35	% (6)	2.35	% (6)	5.28%	(3.12)%	663%
Turner Titan Fund — Institutional Class Shares
2011	(1)	1.50	%†††	$4,077	1.94%		1.94%		2.45%	(1.50)%	129%
Turner Titan Fund — Investor Class Shares
2011	(1)	1.50	%†††	$70	2.17%		2.17%		2.69%	(1.73)%	129%
Turner Titan Fund — Class C Shares
2011	(1)	1.40	%†††	$22	2.94%		2.94%		3.38%	(2.46)%	129%
Turner All Cap Growth Fund — Investor Class Shares
2011	**	34.99	%†††	$58,968	1.61%		1.61%		2.06%	(1.10)%	84%
2010		18.25%		$23,227	1.64%		1.64%		2.15%	(1.38)%	115%
2009		6.25%		$26,324	0.62%		0.63%		1.23%	0.09%	220%
2008		(35.78)%		$32,759	1.52%		1.54%		1.90%	(0.89)%	323%
2007		39.30%		$70,145	1.27%		1.27%		1.73%	(0.98)%	173%
2006		6.83%		$24,040	1.61%		1.61%		2.06%	(1.02)%	235%

*  Amount represents less than $0.01 per share.
**  For the six-month period ended March 31, 2011, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Commenced operations on February 7, 2011. All ratios for the period have been annualized (unaudited).
(2)  Based on average shares outstanding.
(3)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(4)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.70%, 2.96% and 3.71% for the Institutional, Investor and Class C Shares, respectively.
(5)  Commenced operations on May 7, 2009. All ratios for the period have been annualized.
(6)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.14%, 3.41% and 3.05% for the Institutional, Investor and Class C Shares, respectively. If broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 1.94%, 2.20% and 1.95% for the Institutional, Investor and Class C Shares, respectively.
(7)  Commenced operations on July 14, 2009. All ratios for the period have been annualized.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 81

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Concentrated Growth Fund — Investor Class Shares
2011	*	$6.63	(0.05	) (1)	1.58	1.53	—	—	—	$8.16
2010		$6.16	(0.07	) (1)	0.56	0.49	(0.02)	—	(0.02)	$6.63
2009		$6.35	0.02	(1)	(0.21)	(0.19)	—	—	—	$6.16
2008		$10.12	(0.07	) (1)	(3.70)	(3.77)	—	—	—	$6.35
2007		$7.60	(0.05	) (1)	2.57	2.52	—	—	—	$10.12
2006		$7.10	(0.08	) (1)	0.58	0.50	—	—	—	$7.60
Turner Emerging Growth Fund — Institutional Class Shares
2011	*	$42.51	(0.17	) (1)	14.47	14.30	—	—	—	$56.81
2010		$37.78	(0.31	) (1)	5.04	4.73	—	—	—	$42.51
2009	(2)	$28.45	(0.12	) (1)	9.45 (3)	9.33	—	—	—	$37.78
Turner Emerging Growth Fund — Investor Class Shares
2011	*	$42.32	(0.24	) (1)	14.42	14.18	—	—	—	$56.50
2010		$37.71	(0.41	) (1)	5.02	4.61	—	—	—	$42.32
2009		$46.42	(0.22	) (1)	(7.31)	(7.53)	—	(1.18)	(1.18)	$37.71
2008		$64.06	(0.35	) (1)	(8.54)	(8.89)	(0.25)	(8.50)	(8.75)	$46.42
2007		$55.97	(0.30	) (1)	13.61	13.31	—	(5.22)	(5.22)	$64.06
2006		$56.46	(0.32	) (1)	3.02	2.70	—	(3.19)	(3.19)	$55.97
Turner Large Growth Fund — Institutional Class Shares
2011	*	$10.56	—	** (1)	2.20	2.20	(0.02)	—	(0.02)	$12.74
2010		$9.93	0.02	(1)	0.65	0.67	(0.04)	—	(0.04)	$10.56
2009		$10.41	0.05	(1)	(0.48)	(0.43)	(0.05)	—	(0.05)	$9.93
2008		$14.39	0.06	(1)	(4.01)	(3.95)	(0.03)	—	(0.03)	$10.41
2007		$11.65	0.02		2.77	2.79	(0.05)	—	(0.05)	$14.39
2006		$10.93	0.06		0.69	0.75	(0.03)	—	(0.03)	$11.65
Turner Large Growth Fund — Investor Class Shares
2011	*	$10.49	(0.02	) (1)	2.20	2.18	—	—	—	$12.67
2010		$9.87	—	** (1)	0.64	0.64	(0.02)	—	(0.02)	$10.49
2009		$10.34	0.03	(1)	(0.47)	(0.44)	(0.03)	—	(0.03)	$9.87
2008		$14.33	0.02	(1)	(3.99)	(3.97)	(0.02)	—	(0.02)	$10.34
2007		$11.61	0.02		2.73	2.75	(0.03)	—	(0.03)	$14.33
2006		$10.93	0.07		0.64	0.71	(0.03)	—	(0.03)	$11.61
Turner Midcap Growth Fund — Institutional Class Shares
2011	*	$29.90	—	** (1)	9.17	9.17	—	—	—	$39.07
2010		$26.12	(0.08	) (1)	3.86	3.78	—	—	—	$29.90
2009		$26.20	(0.01	) (1)	(0.07)	(0.08)	—	—	—	$26.12
2008	(4)	$34.67	(0.01	) (1)	(8.46)	(8.47)	—	—	—	$26.20
Turner Midcap Growth Fund — Investor Class Shares
2011	*	$29.73	(0.04	) (1)	9.10	9.06	—	—	—	$38.79
2010		$26.03	(0.15	) (1)	3.85	3.70	—	—	—	$29.73
2009		$26.18	(0.06	) (1)	(0.09)	(0.15)	—	—	—	$26.03
2008		$35.71	(0.14	) (1)	(9.39)	(9.53)	—	—	—	$26.18
2007		$27.63	(0.20	) (1)	8.28	8.08	—	—	—	$35.71
2006		$26.39	(0.08	) (1)	1.32	1.24	—	—	—	$27.63
Turner Midcap Growth Fund — Retirement Class Shares
2011	*	$28.71	(0.07	) (1)	8.77	8.70	—	—	—	$37.41
2010		$25.20	(0.21	) (1)	3.72	3.51	—	—	—	$28.71
2009		$25.40	(0.11	) (1)	(0.09)	(0.20)	—	—	—	$25.20
2008		$34.74	(0.22	) (1)	(9.12)	(9.34)	—	—	—	$25.40
2007		$26.96	(0.30	) (1)	8.08	7.78	—	—	—	$34.74
2006		$25.89	(0.23	) (1)	1.30	1.07	—	—	—	$26.96
82 TURNER FUNDS 2011 SEMIANNUAL REPORT

		Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets†	Portfolio turnover rate††
Turner Concentrated Growth Fund — Investor Class Shares
2011	*	23.08	%†††	$55,647	1.61%	1.61%	2.05%	(1.19)%	100%
2010		7.94%		$42,924	1.51%	1.51%	1.94%	(1.14)%	215%
2009		(2.99)%		$39,973	0.82%	0.82%	1.34%	0.38%	208%
2008		(37.25)%		$42,581	1.53%	1.54%	1.91%	(0.83)%	348%
2007		33.16%		$61,401	1.11%	1.11%	1.46%	(0.57)%	220%
2006		7.04%		$38,180	1.59%	1.59%	1.79%	(1.01)%	251%
Turner Emerging Growth Fund — Institutional Class Shares
2011	*	33.64	%†††	$375,778	1.15%	1.15%	1.25%	(0.70)%	42%
2010		12.52%		$276,445	1.15%	1.15%	1.28%	(0.77)%	96%
2009	(2)	32.79	%†	$243,790	1.15%	1.15%	1.33%	(0.54)%	78%
Turner Emerging Growth Fund — Investor Class Shares
2011	*	33.51	%†††	$222,657	1.40%	1.40%	1.50%	(0.95)%	42%
2010		12.22%		$176,823	1.40%	1.40%	1.53%	(1.02)%	96%
2009		(15.58)%		$188,812	1.40%	1.40%	1.56%	(0.71)%	78%
2008		(16.08)%		$529,578	1.40%	1.40%	1.49%	(0.66)%	71%
2007		25.08%		$638,037	1.40%	1.40%	1.48%	(0.50)%	88%
2006		4.95%		$565,227	1.40%	1.40%	1.44%	(0.57)%	78%
Turner Large Growth Fund — Institutional Class Shares
2011	*	20.86	%†††	$544,162	0.69%	0.69%	0.93%	(0.07)%	111%
2010		6.76%		$377,650	0.69%	0.69%	0.87%	0.20%	178%
2009		(3.97)%		$381,277	0.69%	0.69%	0.92%	0.65%	126%
2008		(27.53)%		$360,083	0.69%	0.69%	0.90%	0.42%	200%
2007		24.00%		$237,778	0.68%	0.68%	1.06%	0.42%	103%
2006		6.91%		$71,935	0.59%	0.59%	1.20%	0.77%	124%
Turner Large Growth Fund — Investor Class Shares
2011	*	20.78	%†††	$115,174	0.94%	0.94%	1.19%	(0.28)%	111%
2010		6.51%		$163,750	0.94%	0.94%	1.12%	(0.05)%	178%
2009		(4.21)%		$252,916	0.94%	0.94%	1.17%	0.41%	126%
2008		(27.76)%		$260,692	0.94%	0.94%	1.15%	0.15%	200%
2007		23.68%		$37,541	0.94%	0.94%	1.31%	0.15%	103%
2006		6.52%		$23,418	0.94%	0.94%	1.43%	0.23%	124%
Turner Midcap Growth Fund — Institutional Class Shares
2011	*	30.67	%†††	$258,927	0.93%	0.93%	1.01%	0.02%	47%
2010		14.47%		$164,993	0.93%	0.93%	1.03%	(0.29)%	90%
2009		(0.31)%		$136,069	0.93%	0.93%	1.08%	(0.05)%	120%
2008	(4)	(24.43	)%†††	$137,451	0.93%	0.94%	1.03%	(0.09)%	157%
Turner Midcap Growth Fund — Investor Class Shares
2011	*	30.47	%†††	$955,150	1.18%	1.18%	1.26%	(0.22)%	47%
2010		14.21%		$751,124	1.18%	1.18%	1.28%	(0.54)%	90%
2009		(0.57)%		$859,640	1.18%	1.18%	1.33%	(0.29)%	120%
2008		(26.69)%		$994,545	1.18%	1.18%	1.25%	(0.44)%	157%
2007		29.24%		$1,340,172	1.18%	1.18%	1.24%	(0.63)%	155%
2006		4.70%		$1,113,201	1.18%	1.18%	1.18%	(0.30)%	135%
Turner Midcap Growth Fund — Retirement Class Shares
2011	*	30.30	%†††	$5,254	1.43%	1.43%	1.51%	(0.44)%	47%
2010		13.93%		$4,578	1.43%	1.43%	1.53%	(0.79)%	90%
2009		(0.79)%		$3,892	1.43%	1.43%	1.58%	(0.55)%	120%
2008		(26.89)%		$5,784	1.43%	1.43%	1.50%	(0.69)%	157%
2007		28.86%		$6,212	1.49%	1.49%	1.56%	(0.98)%	155%
2006		4.13%		$2,444	1.68%	1.68%	1.68%	(0.83)%	135%

*  For the six-month period ended March 31, 2011, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(3)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(4)  Commenced operations on June 16, 2008. All ratios for the period have been annualized.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 83

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Small Cap Growth Fund — Investor Class Shares
2011	*	$28.97	(0.14	) (1)	8.90	8.76	—	—	—	$37.73
2010		$25.17	(0.20	) (1)	4.00	3.80	—	—	—	$28.97
2009		$26.45	(0.07	) (1)	(1.21)	(1.28)	—	—	—	$25.17
2008		$32.98	(0.15	) (1)	(6.38)	(6.53)	—	—	—	$26.45
2007		$26.17	(0.20	) (1)	7.01	6.81	—	—	—	$32.98
2006		$24.68	(0.21	) (1)	1.70	1.49	—	—	—	$26.17
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
2011	*	$8.91	0.06	(1)	1.65	1.71	(0.09)	—	(0.09)	$10.53
2010		$8.31	0.10	(1)	0.59 (2)	0.69	(0.09)	—	(0.09)	$8.91
2009		$8.73	0.11	(1)	(0.47)	(0.36)	(0.06)	—	(0.06)	$8.31
2008	(3)	$10.00	0.04	(1)	(1.31)	(1.27)	—	—	—	$8.73
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
2011	*	$8.88	0.04	(1)	1.66	1.70	(0.07)	—	(0.07)	$10.51
2010		$8.30	0.08	(1)	0.58 (2)	0.66	(0.08)	—	(0.08)	$8.88
2009		$8.72	0.08	(1)	(0.45)	(0.37)	(0.05)	—	(0.05)	$8.30
2008	(3)	$10.00	0.03	(1)	(1.31)	(1.28)	—	—	—	$8.72
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
2011	*	$7.86	0.06	(1)	1.21	1.27	(0.12)	—	(0.12)	$9.01
2010		$7.45	0.10	(1)	0.43	0.53	(0.12)	—	(0.12)	$7.86
2009		$8.97	0.14	(1)	(1.49)	(1.35)	(0.17)	—	(0.17)	$7.45
2008		$12.86	0.16	(1)	(2.23)	(2.07)	(0.12)	(1.70)	(1.82)	$8.97
2007		$11.44	0.14	(1)	1.65	1.79	(0.15)	(0.22)	(0.37)	$12.86
2006	(4)	$10.00	0.16	(1)	1.33	1.49	(0.05)	—	(0.05)	$11.44
Turner Quantitative Large Cap Value Fund — Investor Class Shares
2011	*	$7.85	0.05	(1)	1.20	1.25	(0.10)	—	(0.10)	$9.00
2010		$7.44	0.08	(1)	0.44	0.52	(0.11)	—	(0.11)	$7.85
2009	(5)	$7.50	0.07	(1)	0.04 (2)	0.11	(0.17)	—	(0.17)	$7.44

84 TURNER FUNDS 2011 SEMIANNUAL REPORT

		Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets†	Portfolio turnover rate††
Turner Small Cap Growth Fund — Investor Class Shares
2011	*	30.24	%†††	$345,168	1.25%	1.25%	1.50%	(0.83)%	55%
2010		15.10%		$274,925	1.25%	1.25%	1.52%	(0.74)%	89%
2009		(4.84)%		$250,860	1.25%	1.25%	1.58%	(0.36)%	113%
2008		(19.80)%		$249,434	1.25%	1.26%	1.51%	(0.48)%	141%
2007		26.02%		$317,930	1.25%	1.25%	1.48%	(0.65)%	134%
2006		6.04%		$248,271	1.25%	1.25%	1.42%	(0.79)%	154%
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
2011	*	19.29	%†††	$12,004	0.64%	0.64%	1.34%	1.17%	32%
2010		8.30%		$10,952	0.64%	0.64%	2.28%	1.13%	164%
2009		(3.95)%		$521	0.64%	0.65%	20.30%	1.56%	324%
2008	(3)	(12.70	)%†††	$542	0.64%	0.66%	17.95%	1.60%	118%
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
2011	*	19.24	%†††	$29	0.89%	0.89%	1.57%	0.90%	32%
2010		7.98%		$20	0.89%	0.89%	6.72%	0.88%	164%
2009		(4.09)%		$10	0.89%	0.90%	20.60%	1.15%	324%
2008	(3)	(12.80	)%†††	$2	0.89%	0.91%	16.99%	1.28%	118%
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
2011	*	16.21	%†††	$815	0.69%	0.69%	11.63%	1.53%	3%
2010		7.24%		$825	0.69%	0.69%	12.61%	1.31%	201%
2009		(14.88)%		$772	0.69%	0.70%	14.51%	2.10%	241%
2008		(18.76)%		$763	0.69%	0.72%	6.13%	1.54%	181%
2007		15.91%		$835	0.65%	0.65%	5.25%	1.15%	271%
2006	(4)	14.92	%†††	$580	0.59%	0.59%	7.71%	1.52%	252%
Turner Quantitative Large Cap Value Fund — Investor Class Shares
2011	*	15.99	%†††	$5	0.94%	0.94%	11.77%	1.28%	3%
2010		7.07%		$5	0.90%	0.90%	12.82%	1.10%	201%
2009	(5)	1.67	%†††	$4	0.89%	0.90%	15.93%	1.18%	241%

*  For the six-month period ended March 31, 2011, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(3)  Commenced operations on June 30, 2008. All ratios for the period have been annualized.
(4)  Commenced operations on October 10, 2005. All ratios for the period have been annualized.
(5)  Commenced operations on October 31, 2008. All ratios for the period have been annualized.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 85

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions	Net asset value, end of period
Turner Global Opportunities Fund — Institutional Class Shares
2011	*	$11.52	(0.03	) (1)	2.71		2.68	—	—	—	$14.20
2010	(2)	$10.00	(0.01	) (1)	1.53		1.52	—	—	—	$11.52
Turner Global Opportunities Fund — Investor Class Shares
2011	*	$11.50	(0.01	) (1)	2.67		2.66	—	—	—	$14.16
2010	(2)	$10.00	(0.03	) (1)	1.53		1.50	—	—	—	$11.50
Turner International Growth Fund — Institutional Class Shares
2011	*	$9.41	0.01	(1)	2.13		2.14	(0.09)	—	(0.09)	$11.46
2010		$8.24	0.04	(1)	1.26		1.30	(0.13)	—	(0.13)	$9.41
2009		$8.34	0.08	(1)	(0.07	) (3)	0.01	(0.11)	—	(0.11)	$8.24
2008		$12.21	0.12	(1)	(3.87)		(3.75)	(0.02)	(0.10)	(0.12)	$8.34
2007	(4)	$10.00	0.07	(1)	2.14		2.21	—	—	—	$12.21
Turner International Growth Fund — Investor Class Shares
2011	*	$9.39	—	** (1)	2.12		2.12	(0.07)	—	(0.07)	$11.44
2010		$8.24	0.05	(1)	1.23		1.28	(0.13)	—	(0.13)	$9.39
2009	(5)	$6.27	0.07	(1)	2.01		2.08	(0.11)	—	(0.11)	$8.24
Turner Small Cap Equity Fund — Institutional Class Shares
2011	*	$11.09	0.08	(1)	3.16		3.24	(0.09)	—	(0.09)	$14.24
2010		$9.83	0.05	(1)	1.21		1.26	—	—	—	$11.09
2009	(6)	$7.73	—	** (1)	2.10	(3)	2.10	—	—	—	$9.83
Turner Small Cap Equity Fund — Investor Class Shares
2011	*	$11.05	0.12	(1)	3.09		3.21	(0.03)	—	(0.03)	$14.23
2010		$9.82	0.01	(1)	1.22		1.23	—	—	—	$11.05
2009		$11.53	—	** (1)	(1.70)		(1.70)	—	(0.01)	(0.01)	$9.82
2008		$17.31	(0.06	) (1)	(2.95)		(3.01)	—	(2.77)	(2.77)	$11.53
2007		$16.94	(0.12	) (1)	1.79		1.67	—	(1.30)	(1.30)	$17.31
2006		$16.06	(0.07	) (1)	0.95		0.88	—	—	—	$16.94

86 TURNER FUNDS 2011 SEMIANNUAL REPORT

		Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets†	Portfolio turnover rate††
Turner Global Opportunities Fund — Institutional Class Shares
2011	*	23.26	%†††	$1,338	1.10%	1.10%	4.83%	(0.38)%	65%
2010	(2)	15.20	%†††	$1,153	1.10%	1.10%	8.33%	(0.31)%	37%
Turner Global Opportunities Fund — Investor Class Shares
2011	*	23.13	%†††	$708	1.35%	1.35%	3.45%	(0.19)%	65%
2010	(2)	15.00	%†††	$—	1.56%	1.56%	8.92%	(0.77)%	37%
Turner International Growth Fund — Institutional Class Shares
2011	*	22.79	%†††	$6,368	1.10%	1.10%	2.85%	0.10%	117%
2010		15.88%		$5,019	1.10%	1.10%	3.93%	0.51%	120%
2009		0.71%		$3,848	1.10%	1.10%	5.24%	1.31%	139%
2008		(31.04)%		$3,335	1.10%	1.11%	3.05%	1.10%	245%
2007	(4)	22.10	%†††	$2,409	1.10%	1.10%	4.63%	0.99%	111%
Turner International Growth Fund — Investor Class Shares
2011	*	22.67	%†††	$515	1.35%	1.35%	3.05%	(0.07)%	117%
2010		15.61%		$110	1.35%	1.35%	4.15%	0.61%	120%
2009	(5)	33.95	%†††	$—	1.29%	1.29%	5.59%	1.14%	139%
Turner Small Cap Equity Fund — Institutional Class Shares
2011	*	29.26	%†††	$—	1.20%	1.20%	2.60%	1.25%	86%
2010		12.82%		$291	1.20%	1.20%	1.79%	0.52%	189%
2009	(6)	27.17	%†††	$5,439	1.20%	1.20%	1.59%	0.05%	280%
Turner Small Cap Equity Fund — Investor Class Shares
2011	*	29.07	%†††	$5,701	1.45%	1.45%	3.12%	1.86%	86%
2010		12.53%		$6,157	1.45%	1.45%	2.04%	0.07%	189%
2009		(14.78)%		$23,660	1.45%	1.45%	1.89%	0.03%	280%
2008		(20.20)%		$24,208	1.45%	1.45%	1.62%	(0.48)%	168%
2007		10.14%		$65,292	1.36%	1.36%	1.59%	(0.70)%	157%
2006		5.48%		$81,340	1.24%	1.24%	1.70%	(0.39)%	143%

*  For the six-month period ended March 31, 2011, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
**  Amount represents less than $0.01 per share.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Commenced operations on May 7, 2010. All ratios for the period have been annualized.
(3)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(4)  Commenced operations on January 31, 2007. All ratios for the period have been annualized.
(5)  Commenced operations on October 31, 2008. All ratios for the period have been annualized.
(6)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2011 SEMIANNUAL REPORT 87

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

Notes to financial statements

March 31, 2011

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fifteen active portfolios as of March 31, 2011. The financial statements included herein are those of the Turner Market Neutral Fund (the "Market Neutral Fund"), the Turner Medical Sciences Long/Short Fund (the "Medical Sciences Long/Short Fund), the Turner Spectrum Fund (the "Spectrum Fund"), the Turner Titan Fund (the "Titan Fund"), the Turner All Cap Growth Fund (the "All Cap Growth Fund", formerly the Turner New Enterprise Fund), the Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner Emerging Growth Fund (the "Emerging Growth Fund"), the Turner Large Growth Fund (the "Large Growth Fund", formerly the Turner Core Growth Fund), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Quantitative Broad Market Equity Fund (the "Quantitative Broad Market Equity Fund"), the Turner Quantitative Large Cap Value Fund (the "Quantitative Large Cap Value Fund"), the Turner Global Opportunities Fund (the "Global Opportunities Fund"), the Turner International Growth Fund (the "International Growth Fund", formerly the Turner International Core Growth Fund), and the Turner Small Cap Equity Fund (the "Small Cap Equity Fund"), each a "Fund" and collectively the "Funds." The Market Neutral Fund, Medical Sciences Long/Short Fund and Titan Fund commenced operations on February 7, 2011.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Concentrated Growth Fund and Global Opportunities Fund, which are non-diversified.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Emerging Growth, Small Cap Growth and Small Cap Equity Funds were closed to new investors on March 7, 2000, July 31, 2004 and May 1, 2005, respectively. Effective March 1, 2008 and August 24, 2009, the Small Cap Equity Fund and Small Cap Growth Fund were reopened to new investors and existing shareholders, respectively.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation—Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could

88 TURNER FUNDS 2011 SEMIANNUAL REPORT

materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and approved by the Committee, the Sub-Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund, Global Opportunities Fund and International Growth Fund use Interactive Data Pricing and Reference Data, Inc. ("Interactive Data") as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund, Global Opportunities Fund and International Growth Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund, Global Opportunities Fund and International Growth Fund value their non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Funds' Sub-Administrator and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days or a portion of a day, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market. The guidance established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of the unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The valuation techniques used by the Funds to measure fair value in accordance with the guidance, during the six months ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. For the six months ended March 31, 2011, there have been no significant changes to the Funds' fair valuation methodologies. Fair value measurement classifications are summarized in each Fund's Schedule of investments, Schedule of securities sold short or Schedule of open options written. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the reporting period. For each Fund there were no significant

TURNER FUNDS 2011 SEMIANNUAL REPORT 89

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

transfers between the levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

Securities sold short—As consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the six months ended March 31, 2011.

Option transactions—As consistent with each Fund's investment objectives, the Funds may write covered call options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolio or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). Realized and unrealized gains and losses on written option transactions are shown on the Statement of Operations as net realized gain (loss) on written option contracts and net change in unrealized appreciation (depreciation) on written option contracts, respectively. Realized and unrealized gains and (losses) on purchased options in the Spectrum Fund for the six months ended March 31, 2011 were $(1,228,684) and $(1,181,393), respectively. Realized and unrealized gains and (losses) on purchased options in the All Cap Growth Fund for the six months ended March 31, 2011 were $(123,376) and $8,250, respectively. These amounts are shown on the Statement of Operations as net realized gain (loss) from securities

90 TURNER FUNDS 2011 SEMIANNUAL REPORT

sold and net change in unrealized appreciation (depreciation) on investments, respectively.

Foreign currency translation—The books and records of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund, Global Opportunities Fund and International Growth Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund, Global Opportunities Fund and International Growth Fund do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund, Global Opportunities Fund and International Growth Fund's books and the U.S. dollar equivalent amounts actually received or paid.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. Transactions with affiliates:

Certain officers and trustees of the Trust are also officers or employees of Turner Investment Partners, Inc. ("Turner") or Citi Fund Services Ohio, Inc. ("Citi"), the Trust's sub-administrator. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Foreside Fund Services, LLC (the "Distributor") provides distribution services to the Funds under a Distribution Agreement.

4. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner provides administrative services to the Funds under Administration Agreements with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-Administration Agreement between Turner and Citi, effective October 1, 2010, Citi provides sub-administrative services to the Trust. For the six months ended March 31, 2011, Citi was paid $412,563 by Turner.

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor twenty-five basis points (0.25%) and the Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay the Distributor seventy-five basis points (0.75%) in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund's average daily net assets attributable to Investor Class Shares, Retirement Class Shares and Class C Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund, Retirement Class Shares of the Midcap Growth Fund and Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay twenty-five basis points (0.25%) in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

TURNER FUNDS 2011 SEMIANNUAL REPORT 91

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

5. Investment advisory agreement:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Amended and Restated Advisory Agreement dated November 17, 2006, Turner Investment Management LLC, an affiliate of Turner, serves as the investment adviser for the Small Cap Equity Fund.

For their services, Turner and Turner Investment Management LLC receive annual fees, which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management LLC have contractually agreed to waive all or a portion of their fees and to reimburse expenses in order to limit total Fund operating expenses (excluding acquired fund fees and expenses and interest expenses relating to short sales, except for the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund, for which Turner includes acquired fund fees and expenses and interest expenses relating to short sales in its contractual waiver) to a specified percentage of the average daily net assets of each Fund, except the Concentrated Growth Fund and All Cap Growth Fund, on an annualized basis through certain dates disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Market Neutral Fund
Institutional Class	1.50%	1.95%	February 2, 2012
Investor Class	1.50%	2.20%	February 2, 2012
Class C	1.50%	2.95%	February 2, 2012
Medical Sciences Long/Short Fund
Institutional Class	1.50%	1.95%	February 2, 2012
Investor Class	1.50%	2.20%	February 2, 2012
Class C	1.50%	2.95%	February 2, 2012
Spectrum Fund
Institutional Class	1.50%	1.95%	January 31, 2012
Investor Class	1.50%	2.20%	January 31, 2012
Class C	1.50%	2.95%	January 31, 2012
Titan Fund
Institutional Class	1.50%	1.95%	February 2, 2012
Investor Class	1.50%	2.20%	February 2, 2012
Class C	1.50%	2.95%	February 2, 2012
Emerging Growth Fund
Institutional Class	1.00%	1.15%	January 31, 2012
Investor Class	1.00%	1.40%	January 31, 2012
Large Growth Fund
Institutional Class	0.60%	0.69%	January 31, 2012
Investor Class	0.60%	0.94%	January 31, 2012
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2012
Investor Class	0.75%	1.18%	January 31, 2012
Retirement Class	0.75%	1.43%	January 31, 2012
	Advisory fee	Expense cap	Date (through)
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2012
Quantitative Broad Market Equity Fund
Institutional Class	0.50%	0.64%	January 31, 2012
Investor Class	0.50%	0.89%	January 31, 2012
Quantitative Large Cap Value Fund
Institutional Class	0.60%	0.69%	January 31, 2012
Investor Class	0.60%	0.94%	January 31, 2012
Global Opportunities Fund
Institutional Class	0.75%	1.10%	January 31, 2012
Investor Class	0.75%	1.35%	January 31, 2012
International Growth Fund
Institutional Class	0.85%	1.10%	January 31, 2012
Investor Class	0.85%	1.35%	January 31, 2012
Small Cap Equity Fund
Institutional Class	0.95%	1.20%	January 31, 2012
Investor Class	0.95%	1.45%	January 31, 2012

For the remaining Funds, the Concentrated Growth Fund and the All Cap Growth Fund, the advisory fee is comprised of a base fee and performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee (1.10% for both the Concentrated Growth Fund and the All Cap Growth Fund) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees, acquired fund fees and expenses and interest expenses relating to short sales) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment

92 TURNER FUNDS 2011 SEMIANNUAL REPORT

rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

	Base advisory fee	Annual adjustment rate	Benchmark threshold(1)	Other expenses cap
All Cap Growth Fund	1.10%	+/-0.40%	+/-2.50%	0.25%
Concentrated Growth Fund	1.10%	+/-0.40%	+/-2.50%	0.25%

(1)  See the Funds' Prospectus and Statement of Additional Information for more information regarding each Fund's performance benchmark.

During the six months ended March 31, 2011, the Funds' advisory fees, before waivers, were adjusted in accordance with the policy described above:

	Base adviser fee	Performance adjustment	Net adviser fee before waivers
All Cap Growth Fund	$224,657	$69,832	$294,489
Concentrated Growth Fund	278,800	82,690	361,490

6. Redemption fees:

Sales or exchanges out of the All Cap Growth Fund, Large Growth Fund, Quantitative Large Cap Value Fund, and the Small Cap Equity Fund within 90 days of purchase are not currently subject to a redemption fee of 2.00%, but may be in the future. The Funds will provide notice to shareholders before they implement the redemption fee.

7. Contingent deferred sales charges:

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund, Class C Shares, redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund's Class C statutory prospectus.

8. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended March 31, 2011 were as follows (000):

	Purchases	Sales
Market Neutral Fund	$7,211	$4,415
Medical Sciences Long/Short Fund	3,241	1,356
Spectrum Fund	1,244,184	1,189,623
Titan Fund	6,233	2,810
All Cap Growth Fund	58,878	33,340
Concentrated Growth Fund	52,179	48,202
Emerging Growth Fund	211,035	218,041
Large Growth Fund	607,637	637,191
Midcap Growth Fund	515,118	504,624
Small Cap Growth Fund	168,952	181,823
Quantitative Broad Market Equity Fund	3,589	4,451
	Purchases	Sales
Quantitative Large Cap Value Fund	$21	$159
Global Opportunities Fund	1,566	1,024
International Growth Fund	7,359	6,873
Small Cap Equity Fund	5,315	7,688

9. Federal tax policies and information:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments, expired capital loss carryforwards, foreign currency transactions, net operating losses and investments in partnerships and passive foreign investment companies. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2010 and September 30, 2009 were as follows (000):

	Ordinary income	Long-term capital gain	Return of capital	Total
Spectrum Fund
2010	$142	$—	$—	$142
2009	—	—	—	—
All Cap Growth Fund
2010	$22	$—	$1	$23
2009	—	—	—	—
Concentrated Growth Fund
2010	$120	$—	$1	$121
2009	—	—	—	—
Emerging Growth Fund
2010	$—	$—	$—	$—
2009	—	12,445	—	12,445
Large Growth Fund
2010	$2,287	$—	$—	$2,287
2009	2,308	—	—	2,308

TURNER FUNDS 2011 SEMIANNUAL REPORT 93

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

	Ordinary income	Long-term capital gain	Return of capital	Total
Quantitative Broad Market Equity Fund
2010	$7	$—	$—	$7
2009	4	—	—	4
Quantitative Large Cap Value Fund
2010	$13	$—	$—	$13
2009	14	—	—	14
	Ordinary income	Long-term capital gain	Return of capital	Total
International Growth Fund
2010	$59	$—	$—	$59
2009	42	—	—	42
Small Cap Equity Fund
2010	$—	$—	$—	$—
2009	17	—	—	17

As of September 30, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Undistributed ordinary income	Capital loss carryforward	Post- October losses	Post- October currency losses	Unrealized appreciation	Other temporary differences	Total distributable earnings (accumulated losses)
Spectrum Fund	$—	$(37)	$(2,435)	$(129)	$1,847	$—	$(754)
All Cap Growth Fund	—	(20,717)	—	—	6,534	—	(14,183)
Concentrated Growth Fund	—	(40,745)	—	—	7,810	—	(32,935)
Emerging Growth Fund	—	(86,022)	—	—	104,308	—	18,286
Large Growth Fund	540	(266,157)	—	—	99,559	—	(166,058)
Midcap Growth Fund	—	(361,471)	—	—	259,260	—	(102,211)
Small Cap Growth Fund	—	(70,467)	—	—	64,560	—	(5,907)
Quantitative Broad Market Equity Fund	67	(177)	(467)	—	202	—	(375)
Quantitative Large Cap Value Fund	8	(277)	—	—	67	—	(202)
Global Opportunities Fund	—	—	(4)	—	159	—	155
International Growth Fund	49	(1,165)	—	(3)	753	—	(366)
Small Cap Equity Fund	22	(7,648)	—	—	1,209	31	(6,386)

Post-October losses represent losses realized on investment transactions from November1, 2009 through September 30, 2010 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At September 30, 2010, the Funds had capital loss carry-forwards available to offset future realized capital gains through the indicated expiration dates (000):

	Expiring September 30,
	2011	2013	2014	2015	2016	2017	2018	Total
Spectrum Fund	$—	$—	$—	$—	$—	$—	$37	$37
All Cap Growth Fund	385	247	—	—	—	17,695	2,390	20,717
Concentrated Growth Fund	12,850	—	—	—	172	—	27,723	40,745
Emerging Growth Fund	—	—	—	—	—	41,623	44,399	86,022
Large Growth Fund	318	—	200	827	—	175,370	89,442	266,157
Midcap Growth Fund	129,499	—	—	—	—	142,386	89,586	361,471
Small Cap Growth Fund	25,994	—	—	—	—	27,970	16,503	70,467
Quantitative Broad Market Equity Fund	—	—	—	—	—	48	129	177
Quantitative Large Cap Value Fund	—	—	—	—	—	155	122	277
International Growth Fund	—	—	—	—	—	1,089	76	1,165
Small Cap Equity Fund	—	—	—	—	—	501	7,147	7,648

As of March 7, 2011, the Large Growth Fund credited accumulated net realized loss $12,828 (000) and charged paid-in-capital $123,626 (000) and unrealized appreciation $31,165 (000) due to the Turner Large Cap Growth Fund ("Large Cap Growth Fund") merger with the Large Growth Fund. Internal Revenue Code 382 limits the amount of annual capital loss carryover available for use. It is unlikely that the Fund will need to permanently forfeit any of these amounts.

94 TURNER FUNDS 2011 SEMIANNUAL REPORT

The Regulated Investment Company Modernization Act of 2010, (the "Modernization Act"), was signed into law by President Obama on December 22, 2010. The Modernization Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended relating to regulated investment companies ("RICs") that will generally become effective for taxable years beginning after December 22, 2010. The Modernization Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight-year limitation. The Modernization Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

At March 31, 2011, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by the Fund, excluding securities sold short and written options, were as follows (000):

	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
Market Neutral Fund	$2,853	$117	$(7)	$110
Medical Sciences Long/Short Fund	4,586	96	(12)	84
Spectrum Fund	332,246	15,471	(3,434)	12,037
Titan Fund	3,723	108	(17)	91
All Cap Growth Fund	51,008	12,278	(576)	11,702
Concentrated Growth Fund	49,517	9,973	(649)	9,324
Emerging Growth Fund	446,814	205,504	(3,498)	202,006
Large Growth Fund	519,468	151,531	(3,105)	148,426
Midcap Growth Fund	897,042	438,176	(7,805)	430,371
Small Cap Growth Fund	301,468	101,076	(2,434)	98,642
Quantitative Broad Market Equity Fund	9,964	2,150	(69)	2,081
Quantitative Large Cap Value Fund	683	165	(2)	163
Global Opportunities Fund	1,723	376	(9)	367
International Growth Fund	5,884	956	(40)	916
Small Cap Equity Fund	4,214	1,579	(22)	1,557

Management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years and has concluded that as of March 31, 2011, no provision for income tax would be required in the Funds' financial statements. The Funds' Federal and State income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

10. Concentration/risks:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

11. Loans of portfolio securities:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans, made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested in the BlackRock TempCash Fund, Institutional Shares, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

TURNER FUNDS 2011 SEMIANNUAL REPORT 95

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

12. Derivative contracts:

Written Options—A summary of option contracts written during the six months ended March 31, 2011 for the Spectrum Fund is as follows:

	Option contracts	Option premiums (000)
Options outstanding at beginning of year	2,729	$240
Options written	99,643	13,655
Options cancelled in a closing purchase transaction	(83,263)	(11,244)
Options exercised	(585)	(38)
Options expired	(3,619)	(245)
Options outstanding at end of year	14,905	$2,368

13. In-kind transactions:

During the year ended September 30, 2010, the Large Growth Fund distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Large Growth Fund's holdings based on shares outstanding. The value of the redemption was as follows:

Date	Redemption	Securities	Cash	Realized loss	Fund shares redeemed
11/9/09	$15,554,214	$15,292,016	$262,198	$1,492,642	1,518,966

During the six months ended March 31, 2011, there were no in-kind transactions.

These transactions were completed pursuant to procedures adopted by the Board. These procedures are designed to minimize or eliminate any adverse tax implications to the Funds and its shareholders.

14. Fund merger:

On March 7, 2011, the Large Growth Fund acquired all of the net assets of the Large Cap Growth Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Large Cap Growth Fund shareholders on February 28, 2011. The purpose of the transaction was to combine the two Funds managed by the Adviser with similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 10,966,460 Institutional Class shares and 119,229 Investor Class shares of the Large Growth Fund, valued at $140,366,060 and $1,517,732, respectively, for 23,818,691 Institutional Class shares and 258,725 Investor Class shares of the Large Cap Growth Fund outstanding on March 7, 2011. The exchange ratios (Large Growth Fund shares issued/Large Cap Growth Fund shares outstanding) were 0.46:1 and 0.46:1 for the Institutional Class and Investor Class, respectively.

The investment portfolio of the Large Cap Growth Fund, with a fair value of $141,864,763 and identified cost of $110,699,412 at March 7, 2011, was the principal asset acquired by the Large Growth Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Large Cap Growth Fund was carried forward to align ongoing reporting of the Large Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Upon the business combination of the Funds on March 7, 2011, the net assets of the Large Cap Growth Fund, which included portfolio capital of $123,626,391, accumulated net investment loss of $39,065, accumulated realized losses of $12,868,885 and unrealized gains of $31,165,351, combined with the Large Growth Fund were $666,939,990. The undistributed net investment income and unrealized gains of the Large Cap Growth Fund may be distributed by the Large Growth Fund in future periods. Immediately prior to the merger, the net assets of the Large Cap Growth Fund and the Large Growth Fund were $141,883,792 and $525,056,198, respectively. All fees and expenses incurred by the Large Cap Growth Fund and the Large Growth Fund directly in connection with the Plan of Reorganization were borne by the Adviser.

Assuming the acquisition had been completed on October 1, 2010, the beginning of the annual reporting period of the Large Growth Fund, the Fund's pro forma results of operations for the six months ended March 31, 2011, are as follows (000):

Net investment income/(loss):	$(287)
Net realized/unrealized gains/(losses):	146,276
Change in net assets resulting from operations:	$145,989

96 TURNER FUNDS 2011 SEMIANNUAL REPORT

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Large Cap Growth Fund that have been included in the Large Growth Fund Statement of Operations since March 7, 2011.

15. Subsequent events:

On February 25, 2011, the Board determined to close and liquidate the Quantitative Large Cap Value Fund and the Small Cap Equity Fund, effective on April 29, 2011. This decision was made after careful consideration of the Funds' asset size, strategic importance, current expenses and historical performance. In connection with the liquidation, the Funds discontinued accepting orders for the purchase of the Funds' shares or exchanges into the Funds from other Turner Funds after the close of business on April 1, 2011. On the close of business on April 29, 2011, the Funds distributed pro rata all of its assets in cash to their shareholders, and all outstanding shares were redeemed and cancelled.

Effective April 14, 2011, the Emerging Growth Fund was reopened to new investors and existing shareholders.

On May 27, 2011, the Board determined to close and liquidate the Quantitative Broad Market Equity Fund, effective June 30, 2011.

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2011.

TURNER FUNDS 2011 SEMIANNUAL REPORT 97

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS  (Unaudited)

Board of Trustees considerations in approving the Advisory Agreements

On November 19, 2010, the Board of Trustees (the "Board" or "Trustees") of the Turner Funds (the "Funds" or the "Trust") held a meeting to decide whether to approve the advisory agreement with Turner Investment Partners, Inc. ("TIP") with respect to each of the Turner Market Neutral Fund, the Turner Titan Fund, and the Turner Medical Sciences Fund (collectively, the "New Funds"). In preparation for the meeting, the Board requested and reviewed a wide variety of information from TIP. The information described, among other things: TIP's business; its organizational structure, personnel and operations; advisory services; the performance of the separate accounts/ strategies that replicated the proposed strategies of the New Funds over past periods; compliance; the proposed advisory fees and expenses to be paid by the New Funds; and information on trading. At the meeting, representatives from TIP presented additional oral information to the Trustees to help them evaluate TIP's fees and other aspects of the advisory agreement. The Trustees discussed the written materials and TIP's oral presentation, and deliberated on the approval of the advisory agreement in light of this information.

The Board, including all of the independent Trustees, considered, among other things: (1) the nature, extent and quality of the proposed services provided by TIP; (2) the performance of the separate accounts/ strategies over the past periods (as available) and versus each New Fund's proposed Morningstar category and peer group; (3) the contractual and actual compensation to be paid under the agreements as compared to the compensation paid to relevant Morningstar peer groups; (4) the proposed expense ratios of the New Funds, with expense waivers, as compared to expense ratios for relevant Morningstar peer groups; (5) the qualifications of TIP's personnel, portfolio management capabilities and investment methodologies; (6) TIP's operations, compliance program and policies; (7) the financial condition of TIP; (8) the cost of services provided by TIP and TIP's potential profitability from managing the New Funds; (9) "fall-out" benefits to TIP and its affiliates from the relationship with the New Funds; (10) the extent to which economies of scale are relevant given the New Funds' proposed asset size and current asset growth potential; and (11) a comparison of the fees charged by TIP with fees charged by TIP to similar clients, to the extent it deemed it relevant.

The independent Trustees, in executive session, reached the following conclusions, among others, regarding TIP and the advisory agreements: the recent performance of the separate account or strategies, as applicable, was generally comparable, and in some cases better, than their respective benchmarks; the proposed advisory fees were generally competitive with the fees of their Morningstar peer groups; and the net total expense ratios of the New Funds were generally competitive. The independent Trustees also concluded that: they were satisfied with the quality of services provided by TIP in advising the existing Turner Funds and believed that the proposed portfolio management teams for the New Funds had the expertise to handle the new products; the fact that TIP did not expect, at least initially, to earn any significant profits from management of the New Funds and in fact would have to subsidize them for an initial period; and that each New Fund was not large enough to attain significant economies of scale.

Based on the factors considered, the independent Trustees had concluded that it was appropriate to approve the advisory agreement with respect to the New Funds.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously: (a) agreed to approve the advisory agreement and (b) determined that the compensation payable by the New Funds under the advisory agreement is fair and reasonable.

On February 25, 2011, the Board of the Trust held a meeting to decide whether to renew the advisory agreements for each of the Turner Funds (the "Advisory Agreements") with TIP and Turner Investment Management LLC (collectively, the "Adviser") for the upcoming year. In preparation for the meeting, the board requested and reviewed a wide variety of information from the Adviser. The materials described, among other things: the Adviser's business; the Adviser's organizational structure, personnel and operations; advisory services; the Funds' performance; compliance; advisory fees and expenses paid by the Funds for the fiscal year ended September 30, 2010; and information on trading. At the meeting, representatives of the Adviser discussed, and answered Board members' questions about, among other things, a chart of advisory fees received by the Adviser for the various Funds; a schedule of the commissions paid to the Trust's top 10 brokers; a soft dollar commission usage report; the Adviser's Form ADVs; and a profitability report for the Adviser for the fiscal year ended September 30, 2010.

The Board, including all of the independent Trustees, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Funds over the past one, three, five and ten years, where applicable, versus each Fund's respective Morningstar category and peer group; (3) the

98 TURNER FUNDS 2011 SEMIANNUAL REPORT

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS  (Unaudited)

contractual and actual compensation to be paid under the agreements as compared to the compensation paid to relevant Morningstar peer groups; (4) the expense ratios of the Funds, with expense waivers, as compared to expense ratios for relevant Morningstar peer groups; (5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodologies; (6) the Adviser's operations, compliance program and policies; (7) the financial condition of the Adviser; (8) the cost of services provided by the Adviser and the Adviser's profitability from each Fund for the year ended September 30, 2010; (9) "fall-out" benefits to the Adviser and its affiliates from the relationship with the Funds; (10) the extent to which economies of scale are relevant given the Funds' current asset size and current asset growth potential; and (11) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients, to the extent the Board deemed it relevant.

The independent Trustees, in executive session, reached the following conclusions, among others, regarding the Adviser and the Advisory Agreements: the recent performance of the Funds was, in most cases, within industry norms. They determined that although performance lagged peer groups in the case of several Funds, the Adviser had helped the performance of the Funds, and the Funds' recent performance, in general, was satisfactory. Moreover, the independent Trustees noted the recent enhancements to the staffing of the portfolio management department and to that department's structure. The independent Trustees also concluded that the Funds' net total expense ratios and advisory fees were generally competitive, and noted that the recently negotiated reductions in transfer agency fees would make them more so. The independent Trustees also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the existing Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each existing Fund; and that each Fund, and the Trust, was not large enough to attain significant economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously: (a) agreed to renew the Advisory Agreements for another year and (b) determined that the compensation payable by the Trust's Funds under the Advisory Agreements is fair and reasonable.

TURNER FUNDS 2011 SEMIANNUAL REPORT 99

SHAREHOLDER VOTING  (Unaudited)

A special meeting of the shareholders of the Large Cap Growth Fund was held on February 28, 2011 (the "Meeting"). At the Meeting, shareholders of the Large Cap Growth Fund approved a Plan of Reorganization which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Large Cap Growth Fund to the Large Growth Fund in exchange for Institutional Class shares and Investor Class shares of the Large Growth Fund; and (2) the distribution of the Institutional Class shares of the Large Growth Fund and the distribution of the Investor Class shares of the Large Growth Fund in the liquidation of the Large Cap Growth Fund. There were 23,903,248 shares of Large Cap Growth Fund eligible to vote at the Meeting. The results of the Meeting are presented below:

Voting Results	No. of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	18,926,007	79.178%	99.782%
Against	26,197	0.109%	0.138%
Abstain	15,182	0.064%	0.080%
Total	18,967,386	79.351%	100.000%

100 TURNER FUNDS 2011 SEMIANNUAL REPORT

DISCLOSURE OF FUND EXPENSES  (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these on-going costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section help you estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's cost with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Turner Market Neutral Fund — Institutional Class Shares
Actual Fund Return**	$1,000.00	$1,034.00	1.95%	$2.88
Hypothetical 5% Return	1,000.00	1,015.21	1.95%	9.80
Turner Market Neutral Fund — Investor Class Shares
Actual Fund Return**	1,000.00	1,033.00	2.17%	3.20
Hypothetical 5% Return	1,000.00	1,014.11	2.17%	10.90
Turner Market Neutral Fund — Class C Shares
Actual Fund Return**	1,000.00	1,033.00	2.92%	4.31
Hypothetical 5% Return	1,000.00	1,010.37	2.92%	14.64
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
Actual Fund Return**	1,000.00	1,026.00	1.93%	2.84
Hypothetical 5% Return	1,000.00	1,015.31	1.93%	9.70
Turner Medical Sciences Long/Short Fund — Investor Class Shares
Actual Fund Return**	1,000.00	1,026.00	2.18%	3.21
Hypothetical 5% Return	1,000.00	1,014.06	2.18%	10.95
	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Turner Medical Sciences Long/Short Fund — Class C Shares
Actual Fund Return**	$1,000.00	$1,025.00	2.93%	$4.31
Hypothetical 5% Return	1,000.00	1,010.32	2.93%	14.69
Turner Spectrum Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,092.40	1.91%	9.96
Hypothetical 5% Return	1,000.00	1,015.41	1.91%	9.60
Turner Spectrum Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,090.90	2.16%	11.26
Hypothetical 5% Return	1,000.00	1,014.16	2.16%	10.85
Turner Spectrum Fund — Class C Shares
Actual Fund Return	1,000.00	1,086.80	2.91%	15.14
Hypothetical 5% Return	1,000.00	1,010.42	2.91%	14.59
Turner Titan Fund — Institutional Class Shares
Actual Fund Return**	1,000.00	1,015.00	1.94%	2.84
Hypothetical 5% Return	1,000.00	1,015.26	1.94%	9.75

TURNER FUNDS 2011 SEMIANNUAL REPORT 101

DISCLOSURE OF FUND EXPENSES  (Unaudited)

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Turner Titan Fund — Investor Class Shares
Actual Fund Return**	$1,000.00	$1,015.00	2.17%	$3.17
Hypothetical 5% Return	1,000.00	1,014.11	2.17%	10.90
Turner Titan Fund — Class C Shares
Actual Fund Return**	1,000.00	1,014.00	2.94%	4.30
Hypothetical 5% Return	1,000.00	1,010.27	2.94%	14.74
Turner All Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,349.90	1.61%	9.43
Hypothetical 5% Return	1,000.00	1,016.90	1.61%	8.10
Turner Concentrated Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,230.80	1.61%	8.95
Hypothetical 5% Return	1,000.00	1,016.90	1.61%	8.10
Turner Emerging Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,336.40	1.15%	6.70
Hypothetical 5% Return	1,000.00	1,019.20	1.15%	5.79
Turner Emerging Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,335.10	1.40%	8.15
Hypothetical 5% Return	1,000.00	1,017.95	1.40%	7.04
Turner Large Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,208.60	0.69%	3.80
Hypothetical 5% Return	1,000.00	1,021.49	0.69%	3.48
Turner Large Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,207.80	0.94%	5.17
Hypothetical 5% Return	1,000.00	1,020.24	0.94%	4.73
Turner Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,306.70	0.93%	5.35
Hypothetical 5% Return	1,000.00	1,020.29	0.93%	4.68
Turner Midcap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,304.70	1.18%	6.78
Hypothetical 5% Return	1,000.00	1,019.05	1.18%	5.94
Turner Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	1,000.00	1,303.00	1.43%	8.21
Hypothetical 5% Return	1,000.00	1,017.80	1.43%	7.19
	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expenses Paid During Period*
Turner Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,302.40	1.25%	$7.18
Hypothetical 5% Return	1,000.00	1,018.70	1.25%	6.29
Turner Quantitative Broad Market Equity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,192.90	0.64%	3.50
Hypothetical 5% Return	1,000.00	1,021.74	0.64%	3.23
Turner Quantitative Broad Market Equity Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,192.40	0.89%	4.86
Hypothetical 5% Return	1,000.00	1,020.49	0.89%	4.48
Turner Quantitative Large Cap Value Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,162.10	0.69%	3.72
Hypothetical 5% Return	1,000.00	1,021.49	0.69%	3.48
Turner Quantitative Large Cap Value Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,159.90	0.94%	5.06
Hypothetical 5% Return	1,000.00	1,020.24	0.94%	4.73
Turner Global Opportunities Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,232.60	1.10%	6.12
Hypothetical 5% Return	1,000.00	1,019.45	1.10%	5.54
Turner Global Opportunities Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,231.30	1.35%	7.51
Hypothetical 5% Return	1,000.00	1,018.20	1.35%	6.79
Turner International Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,227.90	1.10%	6.11
Hypothetical 5% Return	1,000.00	1,019.45	1.10%	5.54
Turner International Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,226.70	1.35%	7.49
Hypothetical 5% Return	1,000.00	1,018.20	1.35%	6.79
Turner Small Cap Equity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,292.60	1.20%	6.86
Hypothetical 5% Return	1,000.00	1,018.95	1.20%	6.04
Turner Small Cap Equity Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,290.70	1.45%	8.28
Hypothetical 5% Return	1,000.00	1,017.70	1.45%	7.29

  *  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period from 10/1/10 - 3/31/11).

  **  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 53/365 (to reflect the period from inception to date, 2/7/11 - 3/31/11)

102 TURNER FUNDS 2011 SEMIANNUAL REPORT

Turner Funds

Turner Funds' trustees

Alfred C. Salvato

Chief Investment Officer & Treasurer

Thomas Jefferson University

Janet F. Sansone

Executive Director

JFS Consulting

Thomas R. Trala, Jr.

Executive Managing Director & Chief Operating Officer

Turner Investment Partners, Inc.

Dr. John T. Wholihan

Professor (Retired), Dean Emeritus, College of Business

Loyola Marymount University

Investment advisers

Turner Investment Partners, Inc.

Turner Investment Management LLC

Berwyn, Pennsylvania

Distributor

Foreside Fund Services, LLC

Portland, Maine

Administrator

Turner Investment Partners, Inc.

Berwyn, Pennsylvania

Independent Registered Public Accounting Firm

KPMG LLP

Philadelphia, Pennsylvania

This report was prepared for shareholders of the Turner Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management LLC ("TIM") (with respect to the Small Cap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' website, www.turnerinvestments.com; (ii) on the Commission's website at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

TURNER FUNDS 2011 SEMIANNUAL REPORT 103

THIS PAGE WAS INTENTIONALLY LEFT BLANK

104 TURNER FUNDS 2011 SEMIANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-SA-002-0505

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

(a)  Schedule of Investments is included as part of report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President

Date  May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President
Date May 23, 2011

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer
Date May 24, 2011